UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑08961
TIAA-CREF Life Funds

(Exact name of registrant as specified in charter)
730 Third Avenue
New York, New York 10017-3206

(Address of principal executive offices) (Zip code)
Rachael M. Zufall, Esq.
TIAA-CREF Life Funds
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 842‑2733
Date of fiscal year end: December 31
Date of reporting period: June 30, 2025

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report June 30, 2025

Nuveen Life Balanced Fund
TLBAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Life Balanced Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Balanced Fund	$5	0.10%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds related to the Balanced Fund. Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$67,091,380

Total number of portfolio holdings	8

Portfolio turnover (%)	6%

What did the Fund invest in? (as of June 30, 2025)

(1) Affiliated investment companies (Underlying Funds)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V864_SAR_0625 4625582

2

Semi-Annual Shareholder Report June 30, 2025

Nuveen Life Core Bond Fund
TLBDX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Life Core Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Core Bond Fund	$18	0.35%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$204,303,373

Total number of portfolio holdings	987

Portfolio turnover (%)	42%

What did the Fund invest in? (as of June 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

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Semi-Annual Shareholder Report June 30, 2025

Nuveen Life Core Equity Fund
TLGWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Life Core Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Core Equity Fund	$26	0.52%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$212,015,075

Total number of portfolio holdings	55

Portfolio turnover (%)	62%

What did the Fund invest in? (as of June 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

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Semi-Annual Shareholder Report June 30, 2025

Nuveen Life Growth Equity Fund
TLGQX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Life Growth Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Growth Equity Fund	$27	0.52%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$191,885,684

Total number of portfolio holdings	61

Portfolio turnover (%)	22%

What did the Fund invest in? (as of June 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

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Semi-Annual Shareholder Report June 30, 2025

Nuveen Life International Equity Fund
TLINX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Life International Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life International Equity Fund	$33	0.60%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$167,409,831

Total number of portfolio holdings	70

Portfolio turnover (%)	17%

1	continued>>

What did the Fund invest in? (as of June 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V203_SAR_0625 4625632

2

Semi-Annual Shareholder Report June 30, 2025

Nuveen Life Large Cap Responsible Equity Fund
TLCHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Life Large Cap Responsible Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information athttps://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Large Cap Responsible Equity Fund	$11	0.22%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$100,686,293

Total number of portfolio holdings	121

Portfolio turnover (%)	20%

What did the Fund invest in? (as of June 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V500_SAR_0625 4625638

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Semi-Annual Shareholder Report June 30, 2025

Nuveen Life Large Cap Value Fund
TLLVX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Life Large Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Large Cap Value Fund	$27	0.52%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$85,260,902

Total number of portfolio holdings	79

Portfolio turnover (%)	14%

What did the Fund invest in? (as of June 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V609_SAR_0625 4625648

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Semi-Annual Shareholder Report June 30, 2025

Nuveen Life Money Market Fund
TLMXX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Life Money Market Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Money Market Fund	$8	0.15%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$145,027,699

Total number of portfolio holdings	60

What did the Fund invest in? (as of June 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

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Semi-Annual Shareholder Report June 30, 2025

Nuveen Life Real Estate Securities Select Fund
TLRSX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Life Real Estate Securities Select Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Real Estate Securities Select Fund	$29	0.57%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$62,828,441

Total number of portfolio holdings	47

Portfolio turnover (%)	19%

What did the Fund invest in? (as of June 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V807_SAR_0625 4625669

2

Semi-Annual Shareholder Report June 30, 2025

Nuveen Life Small Cap Equity Fund
TLEQX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Life Small Cap Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Small Cap Equity Fund	$26	0.53%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$65,296,526

Total number of portfolio holdings	392

Portfolio turnover (%)	37%

What did the Fund invest in? (as of June 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

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Semi-Annual Shareholder Report June 30, 2025

Nuveen Life Stock Index Fund
TLSTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Life Stock Index Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Stock Index Fund	$4	0.08%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$879,721,044

Total number of portfolio holdings	2,633

Portfolio turnover (%)	1%

What did the Fund invest in? (as of June 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V401_SAR_0625 4625685

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments June 30, 2025

Balanced

(Unaudited)

SHARES	DESCRIPTION	VALUE

	NUVEEN LIFE FUNDS—99.9%(a)
	FIXED INCOME—49.7%
3,550,356	Nuveen Life Core Bond Fund	$33,337,842

	TOTAL FIXED INCOME	33,337,842

	INTERNATIONAL EQUITY—9.9%
607,165	Nuveen Life International Equity Fund	6,684,881

	TOTAL INTERNATIONAL EQUITY	6,684,881

	U.S. EQUITY—40.3%
295,178	Nuveen Life Core Equity Fund	6,786,148
265,386	Nuveen Life Growth Equity Fund	6,398,453
275,180	Nuveen Life Large Cap Value Fund	5,743,003
94,800	Nuveen Life Real Estate Securities Select Fund	1,326,249
86,872	Nuveen Life Small Cap Equity Fund	1,343,905
108,918	Nuveen Life Stock Index Fund	5,423,021

	TOTAL U.S. EQUITY	27,020,779

	TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $52,680,007)	67,043,502

	TOTAL INVESTMENTS—99.9% (Cost $52,680,007)	67,043,502

	OTHER ASSETS & LIABILITIES, NET—0.1%	47,878

	NET ASSETS—100.0%	$67,091,380

(a)	The Fund invests its assets in the affiliated Nuveen Life Funds.

4	See Notes to Financial Statements

Portfolio of Investments June 30, 2025

Core Bond

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 97.6%

		BANK LOAN OBLIGATIONS - 1.7%

		CAPITAL GOODS - 0.1%
$95,161	(a)	Centuri Group, Inc, Term Loan B, (TSFR1M + 2.500%)	6.941%	08/28/28	$95,348
93,641	(a)	TransDigm, Inc., Term Loan K, (TSFR3M + 2.750%)	7.046	03/22/30	94,083

		TOTAL CAPITAL GOODS			189,431

		COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
69,341	(a)	Dun & Bradstreet Corporation (The), Term Loan, (TSFR1M + 2.250%)	6.572	01/18/29	69,367

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			69,367

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
143,913	(a)	Belron Finance LLC, Term Loan B, (TSFR3M + 2.750%)	7.049	10/16/31	144,744
61,487	(a)	CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%)	6.780	11/08/32	61,708

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			206,452

		CONSUMER SERVICES - 0.1%
36,841	(a)	101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%)	6.077	09/20/30	36,730
17,759	(a)	Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%)	7.077	01/31/31	17,598
157,049	(a)	Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%)	7.799	11/30/29	149,885

		TOTAL CONSUMER SERVICES			204,213

		ENERGY - 0.0%
19,498	(a)	Oryx Midstream Services Permian Basin LLC, (TSFR1M + 2.250%)	6.572	10/05/28	19,516

		TOTAL ENERGY			19,516

		FINANCIAL SERVICES - 0.0%
39,192	(a)	Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%)	6.077	06/24/31	39,276

		TOTAL FINANCIAL SERVICES			39,276

		FOOD, BEVERAGE & TOBACCO - 0.0%
56,522	(a)	Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%)	6.546	03/31/28	56,789

		TOTAL FOOD, BEVERAGE & TOBACCO			56,789

		HEALTH CARE EQUIPMENT & SERVICES - 0.4%
88,549	(a)	Global Medical Response, Inc., PIK Term Loan, (TSFR1M + 4.750%)	4.914	10/02/28	88,782
36,030	(a)	ICU Medical, Inc., Term Loan B, (TSFR3M + 2.500%)	6.946	01/08/29	36,156
83,696	(a)	Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%)	6.577	10/23/28	83,887
82,708	(a)	Parexel International Corporation, Term Loan B, (TSFR1M + 2.500%)	6.827	11/15/28	82,824
507,757	(a)	Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.750%)	7.077	12/19/30	510,192

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			801,841

		INSURANCE - 0.4%
99,250	(a)	Alliant Holdings Intermediate, LLC, Term Loan B6, (TSFR1M + 2.750%)	7.072	09/19/31	99,385
429,690	(a)	Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%)	7.327	06/13/31	430,689
84,718	(a)	HUB International Ltd, (TSFR3M + 2.500%)	6.769	06/20/30	85,067
99,242	(a)	Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.250%)	6.577	09/15/31	99,366
136,984	(a)	Sedgwick Claims Management Services, Inc., Term Loan B, (TSFR1M + 3.000%)	7.327	07/31/31	137,631
37,546	(a)	USI, Inc., Term Loan D, (TSFR3M + 2.250%)	6.546	11/21/29	37,525

		TOTAL INSURANCE			889,663

		MATERIALS - 0.1%
45,410	(a)	Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M + 3.175%)	7.502	04/13/29	45,372
46,775	(a)	ECO Services Operations Corp, Term Loan B, (TSFR3M + 2.000%)	6.280	06/12/31	46,549
89,775	(a)	INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M + 4.250%)	8.577	10/07/31	82,256
14,620	(a)	TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%)	7.691	03/03/28	14,621

		TOTAL MATERIALS			188,798

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
54,416	(a)	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B1, (TSFR1M + 2.750%)	7.077	01/31/30	54,744

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			54,744

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
124,688	(a)	Instructure Holdings, Inc., Term Loan, (TSFR6M + 3.000%)	7.205	11/13/31	124,965

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			124,965

		SOFTWARE & SERVICES - 0.2%
34,433	(a)	Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%)	7.333	07/30/31	34,259
37,723	(a)	Epicor Software Corporation, Term Loan E, (TSFR1M + 2.750%)	7.077	05/30/31	37,861
148,875	(a)	Mitchell International, Inc., First Lien Term Loan, (TSFR1M + 3.250%)	7.577	06/17/31	148,924
14,442	(a)	Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%)	10.679	05/15/28	14,522
74,970	(a)	Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%)	7.179	05/15/28	34,653

See Notes to Financial Statements	5

Portfolio of Investments June 30, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SOFTWARE & SERVICES (continued)
$56,751	(a)	UKG Inc., Term Loan B, (TSFR1M + 3.000%)	7.311%	02/10/31	$57,029

		TOTAL SOFTWARE & SERVICES			327,248

		TRANSPORTATION - 0.1%
76,531	(a)	Air Canada, Term Loan B, (TSFR3M + 2.000%)	6.325	03/21/31	76,758
38,328	(a)	SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%)	8.022	10/20/27	38,623

		TOTAL TRANSPORTATION			115,381

		UTILITIES - 0.1%
162,058	(a)	Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%)	6.808	05/17/30	162,628

		TOTAL UTILITIES			162,628

		TOTAL BANK LOAN OBLIGATIONS (Cost $3,448,427)			3,450,312

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CORPORATE BONDS - 32.0%

		AUTOMOBILES & COMPONENTS - 0.6%
5,000		Dana, Inc	5.375	11/15/27	5,017
25,000		Dana, Inc	4.250	09/01/30	24,640
200,000		Ford Motor Credit Co LLC	7.350	03/06/30	211,128
62,000		General Motors Co	6.125	10/01/25	62,110
50,000		General Motors Financial Co, Inc	6.050	10/10/25	50,162
150,000		General Motors Financial Co, Inc	4.900	10/06/29	149,742
75,000		General Motors Financial Co, Inc	5.850	04/06/30	77,533
50,000		General Motors Financial Co, Inc	5.750	02/08/31	51,376
300,000		General Motors Financial Co, Inc	5.600	06/18/31	305,983
100,000		Goodyear Tire & Rubber Co	5.250	04/30/31	96,038
150,000	(b)	ZF North America Capital, Inc	6.875	04/14/28	150,454

		TOTAL AUTOMOBILES & COMPONENTS			1,184,183

		BANKS - 7.0%
150,000	(b),(c)	Banco Bradesco S.A.	6.500	01/22/30	157,035
200,000	(b),(d),(e)	Banco del Estado de Chile	7.950	N/A	207,750
200,000	(b)	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.621	12/10/29	203,700
200,000	(d),(e)	Banco Santander S.A.	9.625	N/A	233,244
200,000	(e)	Bancolombia S.A.	8.625	12/24/34	210,283
200,000	(b)	Bangkok Bank PCL	3.466	09/23/36	177,900
200,000	(b),(e)	Bank Hapoalim BM	3.255	01/21/32	191,170
200,000	(b),(e)	Bank Leumi Le-Israel BM	3.275	01/29/31	196,200
1,000,000		Bank of America Corp	2.592	04/29/31	914,201
300,000		Bank of America Corp	5.288	04/25/34	306,010
150,000		Bank of America Corp	5.511	01/24/36	154,232
475,000		Bank of America Corp	5.744	02/12/36	482,666
475,000		Bank of America Corp	2.676	06/19/41	338,796
290,000	(d)	Bank of America Corp	6.625	N/A	300,339
175,000	(d)	Bank of New York Mellon Corp	6.300	N/A	179,780
200,000		Barclays plc	5.367	02/25/31	204,297
200,000		Barclays plc	3.330	11/24/42	148,469
200,000	(d),(e)	Barclays plc	9.625	N/A	222,142
400,000	(b),(d),(e)	BNP Paribas S.A.	7.450	N/A	402,400
250,000		CitiBank NA	4.914	05/29/30	254,800
350,000		CitiBank NA	5.570	04/30/34	364,583
150,000		Citigroup, Inc	3.200	10/21/26	147,857
125,000		Citigroup, Inc	4.300	11/20/26	124,820
50,000		Citigroup, Inc	4.450	09/29/27	50,048
30,000		Citigroup, Inc	4.125	07/25/28	29,787
100,000		Citigroup, Inc	4.542	09/19/30	99,547
140,000		Citigroup, Inc	2.572	06/03/31	126,968
175,000	(d)	Citigroup, Inc	7.625	N/A	184,169
100,000	(d)	Citigroup, Inc	4.000	N/A	99,295
250,000	(b)	Credit Agricole S.A.	5.222	05/27/31	254,662
200,000	(b),(c),(d),(e)	Credit Agricole S.A.	6.700	N/A	195,684
200,000	(b),(d),(e)	Credit Agricole S.A.	8.125	N/A	202,500
150,000		Deutsche Bank AG.	5.371	09/09/27	153,859
150,000		Deutsche Bank AG.	6.819	11/20/29	159,993

6	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		BANKS - 7.0% (continued)
$125,000		Deutsche Bank AG.	4.999%	09/11/30	$125,946
200,000	(d),(e)	Deutsche Bank AG.	8.130	N/A	206,384
225,000		HSBC Holdings plc	7.390	11/03/28	238,948
200,000		HSBC Holdings plc	5.130	03/03/31	202,670
200,000	(d),(e)	HSBC Holdings plc	8.000	N/A	209,256
200,000	(c),(d),(e)	HSBC Holdings plc	6.950	N/A	201,059
125,000		JPMorgan Chase & Co	4.323	04/26/28	124,880
400,000		JPMorgan Chase & Co	5.581	04/22/30	415,343
275,000		JPMorgan Chase & Co	3.702	05/06/30	267,654
250,000		JPMorgan Chase & Co	5.140	01/24/31	256,370
75,000		JPMorgan Chase & Co	1.953	02/04/32	65,041
125,000		JPMorgan Chase & Co	4.912	07/25/33	125,724
650,000		JPMorgan Chase & Co	5.350	06/01/34	668,734
100,000		JPMorgan Chase & Co	6.254	10/23/34	108,684
200,000		JPMorgan Chase & Co	5.766	04/22/35	210,118
275,000		JPMorgan Chase & Co	4.946	10/22/35	272,119
250,000		JPMorgan Chase & Co	5.572	04/22/36	259,086
50,000		JPMorgan Chase & Co	2.525	11/19/41	35,046
250,000		JPMorgan Chase & Co	3.157	04/22/42	188,509
160,000	(d)	JPMorgan Chase & Co	3.650	N/A	157,402
175,000	(d)	JPMorgan Chase & Co	6.875	N/A	184,716
200,000		Lloyds Banking Group plc	6.068	06/13/36	205,620
250,000	(d)	M&T Bank Corp	3.500	N/A	241,431
125,000		PNC Financial Services Group, Inc	5.575	01/29/36	128,834
125,000	(d)	PNC Financial Services Group, Inc	6.200	N/A	127,361
200,000	(d)	Truist Financial Corp	4.950	N/A	199,614
100,000		US Bancorp	4.839	02/01/34	98,742
375,000		Wells Fargo & Co	2.393	06/02/28	361,280
100,000		Wells Fargo & Co	6.303	10/23/29	105,689
250,000		Wells Fargo & Co	5.211	12/03/35	250,962
125,000	(d)	Wells Fargo & Co	7.625	N/A	134,256
250,000	(d)	Wells Fargo & Co	3.900	N/A	247,438

		TOTAL BANKS			14,304,102

		CAPITAL GOODS - 1.3%
450,000		Boeing Co	2.196	02/04/26	442,977
75,000		Boeing Co	5.705	05/01/40	74,095
625,000		Boeing Co	5.805	05/01/50	599,375
50,000	(b)	Chart Industries, Inc	7.500	01/01/30	52,346
60,000		Embraer Netherlands Finance BV	5.980	02/11/35	61,848
350,000		Honeywell International, Inc	5.000	03/01/35	352,253
150,000		L3Harris Technologies, Inc	5.400	07/31/33	154,077
175,000		Raytheon Technologies Corp	4.125	11/16/28	174,294
50,000		Raytheon Technologies Corp	2.250	07/01/30	45,181
150,000		Raytheon Technologies Corp	6.000	03/15/31	161,165
200,000	(b)	Sisecam UK plc	8.625	05/02/32	202,123
200,000	(b)	Sociedad Quimica y Minera de Chile S.A.	6.500	11/07/33	212,332
80,000	(b)	TransDigm, Inc	6.875	12/15/30	83,007
15,000	(b)	WESCO Distribution, Inc	7.250	06/15/28	15,186
55,000	(b)	Windsor Holdings III LLC	8.500	06/15/30	58,940

		TOTAL CAPITAL GOODS			2,689,199

		COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
40,000	(b)	ADT Corp	4.875	07/15/32	38,371
15,000	(b)	ASGN, Inc	4.625	05/15/28	14,629
200,000	(b)	GTCR W-2 MERGER SUB LLC	7.500	01/15/31	212,303
31,000	(b)	Prime Security Services Borrower LLC	5.750	04/15/26	31,161
26,000	(b)	Prime Security Services Borrower LLC	3.375	08/31/27	25,181
70,000	(b)	Prime Security Services Borrower LLC	6.250	01/15/28	70,110
100,000		Verisk Analytics, Inc	5.250	03/15/35	100,566
75,000		Verisk Analytics, Inc	3.625	05/15/50	53,563

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			545,884

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%
25,000	(b)	Asbury Automotive Group, Inc	4.625	11/15/29	24,137

See Notes to Financial Statements	7

Portfolio of Investments June 30, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6% (continued)
$50,000	(b)	Asbury Automotive Group, Inc	5.000%	02/15/32	$47,573
75,000		AutoNation, Inc	5.890	03/15/35	76,066
150,000		Home Depot, Inc	4.950	06/25/34	151,807
32,000	(c)	Kohl’s Corp	4.625	05/01/31	22,972
80,000	(b)	LCM Investments Holdings II LLC	4.875	05/01/29	77,796
40,000	(b)	LCM Investments Holdings II LLC	8.250	08/01/31	42,527
45,000	(b)	Lithia Motors, Inc	4.625	12/15/27	44,649
175,000		Lowe’s Cos, Inc	4.250	04/01/52	136,973
50,000	(b),(c)	Macy’s Retail Holdings LLC	6.125	03/15/32	47,669
38,000	(b)	Magic Mergeco, Inc	5.250	05/01/28	30,381
125,000		O’Reilly Automotive, Inc	3.600	09/01/27	123,322
250,000		O’Reilly Automotive, Inc	1.750	03/15/31	215,137
200,000	(b)	Prosus NV	4.193	01/19/32	187,330
75,000		Walmart, Inc	4.350	04/28/30	75,859
15,000	(b)	Wand NewCo 3, Inc	7.625	01/30/32	15,764

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			1,319,962

		CONSUMER DURABLES & APPAREL - 0.0%
50,000		Newell Brands, Inc	6.375	09/15/27	50,671

		TOTAL CONSUMER DURABLES & APPAREL			50,671

		CONSUMER SERVICES - 0.2%
150,000	(b)	Churchill Downs, Inc	6.750	05/01/31	154,173
6,000	(b)	Hilton Domestic Operating Co, Inc	5.750	05/01/28	6,013
74,000	(b)	Hilton Domestic Operating Co, Inc	3.625	02/15/32	67,033
20,000	(b)	International Game Technology plc	4.125	04/15/26	19,988
60,000	(b)	International Game Technology plc	6.250	01/15/27	60,710
20,000	(b)	Light & Wonder International, Inc	7.500	09/01/31	20,928
25,000	(b)	Marriott Ownership Resorts, Inc	4.500	06/15/29	24,010
8,000	(b)	NCL Corp Ltd	5.875	03/15/26	8,010

		TOTAL CONSUMER SERVICES			360,865

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
70,000	(b),(c)	Albertsons Cos, Inc	6.500	02/15/28	71,668
75,000		Kroger Co	5.000	09/15/34	74,463
100,000		Kroger Co	5.500	09/15/54	94,925
75,000		SYSCO Corp	5.400	03/23/35	76,286
100,000		SYSCO Corp	3.150	12/14/51	63,883
175,000		Walmart, Inc	4.500	04/15/53	153,276

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL			534,501

		ENERGY - 3.7%
100,000	(b)	Antero Midstream Partners LP	6.625	02/01/32	103,285
19,000	(b)	Archrock Partners LP	6.250	04/01/28	19,063
200,000		BP Capital Markets America, Inc	5.227	11/17/34	203,490
250,000		Cheniere Energy Partners LP	4.000	03/01/31	237,895
150,000		Cheniere Energy Partners LP	3.250	01/31/32	134,465
150,000		Cheniere Energy Partners LP	5.750	08/15/34	154,046
35,000	(b)	Civitas Resources, Inc	8.375	07/01/28	35,837
40,000	(b)	Civitas Resources, Inc	8.750	07/01/31	40,444
65,000	(b)	CNX Resources Corp	7.250	03/01/32	67,302
35,000	(b)	DT Midstream, Inc	4.125	06/15/29	33,804
30,000	(b)	DT Midstream, Inc	4.375	06/15/31	28,728
45,000		Ecopetrol S.A.	6.875	04/29/30	44,592
200,000		Ecopetrol S.A.	4.625	11/02/31	168,915
250,000		Enbridge, Inc	5.700	03/08/33	259,196
150,000		Enbridge, Inc	8.500	01/15/84	167,005
33,000	(b)	Energean Israel Finance Ltd	4.875	03/30/26	32,569
100,000		Energy Transfer LP	6.550	12/01/33	108,496
50,000		Energy Transfer LP	5.550	05/15/34	50,619
25,000		Energy Transfer LP	5.400	10/01/47	22,263
100,000		Energy Transfer LP	6.250	04/15/49	98,637
125,000		Energy Transfer LP	5.000	05/15/50	104,459
250,000		Energy Transfer LP	5.950	05/15/54	237,824
100,000		Energy Transfer Operating LP	5.500	06/01/27	101,787
100,000		Enterprise Products Operating LLC	4.250	02/15/48	81,026

8	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ENERGY - 3.7% (continued)
$100,000		Enterprise Products Operating LLC	4.200%	01/31/50	$79,254
100,000		Enterprise Products Operating LLC	3.200	02/15/52	65,251
25,000		Enterprise Products Operating LLC	3.300	02/15/53	16,531
25,000	(b)	EQT Corp	3.125	05/15/26	24,615
93,000	(b)	EQT Corp	4.500	01/15/29	91,870
35,000	(b)	EQT Corp	6.375	04/01/29	36,102
150,000		Expand Energy Corp	5.700	01/15/35	152,139
200,000	(b)	Galaxy Pipeline Assets Bidco Ltd	2.625	03/31/36	169,918
50,000		Genesis Energy LP	8.250	01/15/29	52,285
10,000	(b)	Hilcorp Energy I LP	5.750	02/01/29	9,870
25,000	(b)	Hilcorp Energy I LP	6.000	04/15/30	24,304
9,000	(b)	Hilcorp Energy I LP	6.000	02/01/31	8,679
100,000	(b)	Hilcorp Energy I LP	8.375	11/01/33	103,759
100,000	(b)	Kinetik Holdings LP	6.625	12/15/28	102,279
40,000	(b)	Kodiak Gas Services LLC	7.250	02/15/29	41,376
75,000		Marathon Petroleum Corp	3.800	04/01/28	73,943
100,000		Marathon Petroleum Corp	5.000	09/15/54	82,095
400,000	(b)	Matador Resources Co	6.250	04/15/33	397,043
200,000	(b)	Oleoducto Central S.A.	4.000	07/14/27	194,764
100,000		ONEOK, Inc	4.500	03/15/50	77,185
100,000		ONEOK, Inc	5.700	11/01/54	92,304
200,000	(b)	ORLEN S.A.	6.000	01/30/35	205,071
67,000	(b)	Parkland Corp	4.500	10/01/29	64,406
200,000	(b)	Pertamina Persero PT	1.400	02/09/26	196,000
200,000	(c)	Petrobras Global Finance BV	6.000	01/13/35	195,897
100,000		Petroleos Mexicanos	5.950	01/28/31	90,403
67,000		Petroleos Mexicanos	6.700	02/16/32	62,248
200,000	(b)	Petronas Energy Canada Ltd	2.112	03/23/28	188,765
200,000		Phillips 66	2.150	12/15/30	176,126
200,000	(b)	Qatar Petroleum	2.250	07/12/31	175,076
200,000	(b)	Raizen Fuels Finance S.A.	5.700	01/17/35	187,250
175,000		Sabine Pass Liquefaction LLC	5.875	06/30/26	175,952
200,000	(b)	Saudi Arabian Oil Co	2.250	11/24/30	177,403
125,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	124,057
23,000		Sunoco LP	4.500	05/15/29	22,328
25,000		Targa Resources Partners LP	6.500	07/15/27	25,016
150,000		TotalEnergies Capital International S.A.	3.127	05/29/50	98,956
50,000		TotalEnergies Capital S.A.	5.488	04/05/54	48,116
200,000		TransCanada Trust	5.500	09/15/79	198,028
16,000	(b)	Transocean, Inc	8.750	02/15/30	16,454
25,000		USA Compression Partners LP	6.875	09/01/27	25,050
100,000	(b)	Venture Global Calcasieu Pass LLC	4.125	08/15/31	92,559
90,000	(b)	Venture Global LNG, Inc	8.125	06/01/28	93,019
100,000	(b)	Venture Global LNG, Inc	9.875	02/01/32	107,996
300,000		Williams Cos, Inc	5.650	03/15/33	311,758

		TOTAL ENERGY			7,489,247

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1%
150,000		Agree LP	2.000	06/15/28	140,602
50,000		American Homes 4 Rent LP	5.250	03/15/35	49,630
50,000		American Tower Corp	3.375	10/15/26	49,361
150,000		American Tower Corp	3.800	08/15/29	145,840
175,000		American Tower Corp	2.900	01/15/30	163,069
50,000		American Tower Corp	2.100	06/15/30	44,404
50,000		American Tower Corp	1.875	10/15/30	43,462
125,000		American Tower Corp	5.400	01/31/35	127,605
100,000		Brixmor Operating Partnership LP	2.250	04/01/28	94,593
150,000		Essential Properties LP	2.950	07/15/31	133,396
50,000		Essex Portfolio LP	3.000	01/15/30	46,755
175,000		Essex Portfolio LP	5.375	04/01/35	177,590
125,000		GLP Capital LP	4.000	01/15/30	120,124
125,000		Healthcare Realty Holdings LP	3.500	08/01/26	123,434
50,000		Healthcare Realty Holdings LP	3.100	02/15/30	46,372

See Notes to Financial Statements	9

Portfolio of Investments June 30, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1% (continued)
$100,000		Healthcare Realty Holdings LP	2.400%	03/15/30	$89,136
100,000		Healthcare Realty Holdings LP	2.050	03/15/31	83,594
100,000		Highwoods Realty LP	3.875	03/01/27	98,160
50,000		Highwoods Realty LP	2.600	02/01/31	43,197
155,000	(b)	Iron Mountain, Inc	7.000	02/15/29	160,456
100,000		Kite Realty Group LP	4.950	12/15/31	100,349
67,000		MPT Operating Partnership LP	3.500	03/15/31	47,366
50,000		Regency Centers LP	3.900	11/01/25	49,823
100,000		Regency Centers LP	3.600	02/01/27	99,071
50,000		Regency Centers LP	2.950	09/15/29	47,310

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			2,324,699

		FINANCIAL SERVICES - 2.4%
250,000		AerCap Ireland Capital DAC	3.000	10/29/28	238,169
150,000		AerCap Ireland Capital DAC	3.850	10/29/41	119,940
225,000	(d)	Bank of New York Mellon Corp	4.700	N/A	224,379
185,000	(c),(d)	Capital One Financial Corp	3.950	N/A	180,504
30,000	(b)	Compass Group Diversified Holdings LLC	5.250	04/15/29	26,928
100,000		Corebridge Financial, Inc	6.050	09/15/33	105,264
75,000		Corebridge Financial, Inc	5.750	01/15/34	77,919
250,000		Discover Bank	2.700	02/06/30	230,341
85,000	(b)	FirstCash, Inc	6.875	03/01/32	87,957
80,000		Fiserv, Inc	3.500	07/01/29	77,064
100,000		Fiserv, Inc	5.450	03/15/34	102,430
250,000		Fiserv, Inc	5.150	08/12/34	250,914
300,000		Goldman Sachs Group, Inc	4.482	08/23/28	300,399
150,000		Goldman Sachs Group, Inc	5.330	07/23/35	151,304
50,000		Goldman Sachs Group, Inc	4.411	04/23/39	45,075
100,000		Goldman Sachs Group, Inc	3.436	02/24/43	76,242
150,000	(d)	Goldman Sachs Group, Inc	7.500	N/A	159,283
40,000	(b)	HAT Holdings I LLC	8.000	06/15/27	41,673
50,000		Icahn Enterprises LP	5.250	05/15/27	48,447
38,000		Icahn Enterprises LP	4.375	02/01/29	31,942
200,000	(b)	Indian Railway Finance Corp Ltd	3.249	02/13/30	187,647
475,000		Morgan Stanley	3.125	07/27/26	469,061
125,000		Morgan Stanley	5.192	04/17/31	128,141
250,000		Morgan Stanley	5.250	04/21/34	254,312
100,000		Morgan Stanley	5.424	07/21/34	102,440
75,000		Morgan Stanley	5.831	04/19/35	78,574
50,000		Morgan Stanley	5.320	07/19/35	50,610
175,000		Morgan Stanley	5.587	01/18/36	179,640
300,000		Morgan Stanley	5.664	04/17/36	310,874
50,000		Navient Corp	5.500	03/15/29	48,969
15,000	(b)	PennyMac Financial Services, Inc	7.875	12/15/29	15,928
15,000		Springleaf Finance Corp	5.375	11/15/29	14,755
175,000	(d)	State Street Corp	6.700	N/A	182,751
125,000	(b)	UBS Group AG.	1.305	02/02/27	122,642
200,000	(b)	UBS Group AG.	3.179	02/11/43	146,636

		TOTAL FINANCIAL SERVICES			4,869,154

		FOOD, BEVERAGE & TOBACCO - 0.9%
375,000		Anheuser-Busch Cos LLC	4.700	02/01/36	365,906
186,000		Anheuser-Busch Cos LLC	4.900	02/01/46	170,495
200,000	(b)	Bimbo Bakeries USA, Inc	6.050	01/15/29	209,062
175,000	(b)	Cia Cervecerias Unidas S.A.	3.350	01/19/32	155,254
125,000	(b)	Mars, Inc	5.200	03/01/35	126,497
125,000	(b)	Mars, Inc	5.650	05/01/45	125,302
100,000	(b)	Mars, Inc	5.700	05/01/55	99,756
300,000		Philip Morris International, Inc	5.250	02/13/34	305,982
35,000	(b)	Post Holdings, Inc	6.250	02/15/32	35,969
75,000	(b)	Primo Water Holdings, Inc	4.375	04/30/29	72,715

10	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FOOD, BEVERAGE & TOBACCO - 0.9% (continued)
$200,000	(b)	Ulker Biskuvi Sanayi AS.	7.875%	07/08/31	$204,453

		TOTAL FOOD, BEVERAGE & TOBACCO			1,871,391

		HEALTH CARE EQUIPMENT & SERVICES - 1.2%
50,000		Boston Scientific Corp	2.650	06/01/30	46,289
100,000		Cardinal Health, Inc	5.750	11/15/54	98,565
35,000		Centene Corp	2.450	07/15/28	32,502
180,000		Centene Corp	3.000	10/15/30	160,834
40,000	(b)	CHS	5.250	05/15/30	35,470
300,000		CVS Health Corp	4.780	03/25/38	275,318
250,000		CVS Health Corp	5.050	03/25/48	215,862
50,000	(b)	DaVita, Inc	4.625	06/01/30	47,906
100,000		Elevance Health, Inc	2.250	05/15/30	90,274
100,000		Elevance Health, Inc	5.125	02/15/53	89,283
160,000		HCA, Inc	5.625	09/01/28	164,729
350,000		HCA, Inc	3.625	03/15/32	322,835
500,000		HCA, Inc	5.750	03/01/35	514,187
10,000		Tenet Healthcare Corp	4.625	06/15/28	9,875
80,000		Tenet Healthcare Corp	4.375	01/15/30	77,440
240,000		UnitedHealth Group, Inc	2.300	05/15/31	211,512

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			2,392,881

		HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
75,000		Church & Dwight Co, Inc	2.300	12/15/31	65,438
40,000	(b)	Coty, Inc	6.625	07/15/30	40,916
100,000		Haleon US Capital LLC	3.625	03/24/32	93,558
175,000		Unilever Capital Corp	4.625	08/12/34	173,666

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			373,578

		INSURANCE - 2.1%
62,000	(b)	Acrisure LLC	4.250	02/15/29	59,503
85,000	(b)	Alliant Holdings Intermediate LLC	6.750	04/15/28	86,411
200,000	(b)	Allianz SE	6.350	09/06/53	209,388
150,000		Aon Corp	5.350	02/28/33	154,414
200,000	(b)	Ardonagh Finco Ltd	7.750	02/15/31	209,094
75,000		Berkshire Hathaway Finance Corp	2.875	03/15/32	69,139
75,000		Berkshire Hathaway Finance Corp	3.850	03/15/52	58,035
50,000		Brown & Brown, Inc	5.550	06/23/35	50,987
400,000		Hartford Financial Services Group, Inc	2.800	08/19/29	376,262
50,000		Hartford Financial Services Group, Inc	4.300	04/15/43	42,143
50,000		Hartford Financial Services Group, Inc	2.900	09/15/51	31,267
55,000	(b)	HUB International Ltd	7.250	06/15/30	57,477
50,000	(b)	Liberty Mutual Group, Inc	3.951	10/15/50	36,556
50,000		MetLife, Inc	5.000	07/15/52	45,311
175,000		MetLife, Inc	6.350	03/15/55	179,747
115,000	(d)	MetLife, Inc	3.850	N/A	114,406
175,000	(b)	Omnis Funding Trust	6.722	05/15/55	181,348
130,000	(b)	Panther Escrow Issuer LLC	7.125	06/01/31	135,038
150,000		PartnerRe Finance B LLC	4.500	10/01/50	141,137
225,000		Prudential Financial, Inc	5.200	03/14/35	227,430
300,000		Prudential Financial, Inc	5.125	03/01/52	290,137
100,000		Prudential Financial, Inc	6.500	03/15/54	102,725
200,000		Reinsurance Group of America, Inc	5.750	09/15/34	205,286
150,000		RenaissanceRe Holdings Ltd	5.800	04/01/35	154,114
200,000	(b)	Swiss Re Finance Luxembourg S.A.	5.000	04/02/49	199,200
325,000		UnitedHealth Group, Inc	5.625	07/15/54	315,257
300,000	(a),(b)	Vitality Re XIV Ltd, (3-Month US Treasury Bill + 3.500%)	7.812	01/05/27	307,110
250,000	(a),(b)	Vitality Re XV Ltd, (3-Month US Treasury Bill + 2.500%)	0.000	01/07/28	254,225

		TOTAL INSURANCE			4,293,147

		MATERIALS - 1.7%
150,000		Amcor Flexibles North America, Inc	2.630	06/19/30	136,091
200,000		Amcor Flexibles North America, Inc	2.690	05/25/31	179,088
200,000		AngloGold Ashanti Holdings plc	3.750	10/01/30	186,619
95,000	(b)	Arsenal AIC Parent LLC	8.000	10/01/30	101,383
38,000		Ball Corp	2.875	08/15/30	34,256

See Notes to Financial Statements	11

Portfolio of Investments June 30, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MATERIALS - 1.7% (continued)
$225,000		Berry Global, Inc	1.570%	01/15/26	$220,977
150,000		Berry Global, Inc	1.650	01/15/27	143,877
200,000	(b)	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	193,804
200,000	(b)	Celulosa Arauco y Constitucion S.A.	6.180	05/05/32	203,720
200,000	(b)	Cemex SAB de C.V.	5.450	11/19/29	200,550
200,000	(b),(d)	Cemex SAB de C.V.	7.200	N/A	202,050
200,000	(b)	Corp Nacional del Cobre de Chile	6.330	01/13/35	207,536
200,000	(b)	Freeport Indonesia PT	5.315	04/14/32	200,508
65,000	(b)	Mineral Resources Ltd	9.250	10/01/28	66,522
100,000		Nutrien Ltd	2.950	05/13/30	93,089
200,000	(b)	OCP S.A.	3.750	06/23/31	179,177
200,000	(b)	Orbia Advance Corp SAB de C.V.	6.800	05/13/30	204,400
200,000	(b)	POSCO	4.500	08/04/27	199,826
30,000	(b)	Sealed Air Corp	7.250	02/15/31	31,574
100,000	(b)	Tronox, Inc	4.625	03/15/29	86,291
200,000	(b)	UltraTech Cement Ltd	2.800	02/16/31	178,990
200,000	(b)	Windfall Mining Group, Inc	5.854	05/13/32	204,279

		TOTAL MATERIALS			3,454,607

		MEDIA & ENTERTAINMENT - 0.9%
100,000	(b)	CCO Holdings LLC	5.125	05/01/27	99,678
100,000		Charter Communications Operating LLC	4.400	04/01/33	94,157
225,000		Charter Communications Operating LLC	6.550	06/01/34	240,065
350,000		Charter Communications Operating LLC	4.800	03/01/50	280,024
150,000		Comcast Corp	4.150	10/15/28	149,716
250,000		Comcast Corp	2.887	11/01/51	152,144
200,000	(b)	CSC Holdings LLC	11.250	05/15/28	199,247
40,000	(b)	DIRECTV Holdings LLC	5.875	08/15/27	39,869
15,000		Lamar Media Corp	3.625	01/15/31	13,861
250,000		Paramount Global	4.200	05/19/32	228,175
110,000	(b)	Sirius XM Radio, Inc	4.000	07/15/28	105,647
50,000	(b)	Sirius XM Radio, Inc	4.125	07/01/30	46,102
50,000		Time Warner Cable LLC	5.875	11/15/40	48,003
35,000	(f)	Warnermedia Holdings, Inc	5.141	03/15/52	21,613
200,000		Weibo Corp	3.375	07/08/30	186,170

		TOTAL MEDIA & ENTERTAINMENT			1,904,471

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
150,000		AbbVie, Inc	4.050	11/21/39	131,476
550,000		Amgen, Inc	5.650	03/02/53	537,018
30,000	(b)	Avantor Funding, Inc	4.625	07/15/28	29,459
250,000		Gilead Sciences, Inc	5.250	10/15/33	258,632
350,000		Gilead Sciences, Inc	5.100	06/15/35	354,481
100,000		Gilead Sciences, Inc	2.600	10/01/40	71,747
200,000	(b)	Organon Finance LLC	5.125	04/30/31	173,571
225,000		Pfizer Investment Enterprises Pte Ltd	5.300	05/19/53	212,402

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,768,786

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
28,000		Kennedy-Wilson, Inc	4.750	03/01/29	26,242
29,000	(c)	Kennedy-Wilson, Inc	5.000	03/01/31	26,136

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			52,378

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
250,000	(b)	Broadcom, Inc	3.469	04/15/34	223,324
100,000		Broadcom, Inc	4.800	10/15/34	98,792
365,000	(b)	Broadcom, Inc	4.926	05/15/37	354,241
115,000		NVIDIA Corp	2.000	06/15/31	102,020

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			778,377

		SOFTWARE & SERVICES - 1.0%
75,000		Accenture Capital, Inc	4.500	10/04/34	72,991
105,000		Adobe, Inc	2.300	02/01/30	96,824
500,000		AppLovin Corp	5.125	12/01/29	506,508
200,000	(b)	CA Magnum Holdings	5.375	10/31/26	198,532
90,000	(b)	Gen Digital, Inc	6.750	09/30/27	91,594
100,000		Microsoft Corp	1.350	09/15/30	87,581

12	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SOFTWARE & SERVICES - 1.0% (continued)
$147,000		Microsoft Corp	2.525%	06/01/50	$90,841
55,000	(b)	Open Text Corp	3.875	12/01/29	51,806
15,000	(b)	Open Text Holdings, Inc	4.125	02/15/30	14,177
250,000		Oracle Corp	4.900	02/06/33	250,669
275,000		Oracle Corp	6.000	08/03/55	274,537
125,000		Roper Technologies, Inc	1.400	09/15/27	117,581
75,000		Roper Technologies, Inc	2.000	06/30/30	66,647
200,000		Salesforce, Inc	2.700	07/15/41	143,868

		TOTAL SOFTWARE & SERVICES			2,064,156

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
165,000		Amphenol Corp	2.800	02/15/30	154,802
60,000		Apple, Inc	2.650	02/08/51	37,253
80,000	(b)	Imola Merger Corp	4.750	05/15/29	77,239
50,000	(b)	Sensata Technologies BV	4.000	04/15/29	47,554

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			316,848

		TELECOMMUNICATION SERVICES - 2.3%
564,000		AT&T, Inc	2.550	12/01/33	472,015
150,000		AT&T, Inc	4.500	05/15/35	142,933
855,000		AT&T, Inc	3.550	09/15/55	576,909
190,000		Bell Telephone Co of Canada or Bell Canada	7.000	09/15/55	192,716
250,000	(b),(c)	Bharti Airtel Ltd	3.250	06/03/31	231,633
200,000	(b)	Empresa Nacional de Telecomunicaciones S.A.	3.050	09/14/32	170,803
200,000	(b)	Millicom International Cellular S.A.	4.500	04/27/31	182,673
200,000	(b)	Sitios Latinoamerica SAB de C.V.	5.375	04/04/32	197,160
175,000		T-Mobile US, Inc	5.875	11/15/55	174,928
455,000		T-Mobile USA, Inc	2.625	02/15/29	426,860
225,000		T-Mobile USA, Inc	3.875	04/15/30	218,524
325,000		T-Mobile USA, Inc	5.050	07/15/33	327,203
100,000		T-Mobile USA, Inc	3.000	02/15/41	73,176
125,000		T-Mobile USA, Inc	3.300	02/15/51	82,967
825,000		Verizon Communications, Inc	2.355	03/15/32	711,148
250,000		Verizon Communications, Inc	4.780	02/15/35	243,550
200,000	(b)	Vmed O2 UK Financing I plc	4.750	07/15/31	185,005
150,000		Vodafone Group plc	4.250	09/17/50	116,914

		TOTAL TELECOMMUNICATION SERVICES			4,727,117

		TRANSPORTATION - 0.3%
200,000	(b)	Aeropuerto Internacional de Tocumen S.A.	4.000	08/11/41	150,200
275,000		Canadian Pacific Railway Co	2.050	03/05/30	247,610
160,000	(b)	XPO, Inc	6.250	06/01/28	162,389

		TOTAL TRANSPORTATION			560,199

		UTILITIES - 2.5%
150,000		AEP Transmission Co LLC	5.400	03/15/53	144,497
200,000		Alabama Power Co	3.125	07/15/51	133,569
100,000		American Water Capital Corp	3.000	12/01/26	98,299
250,000		American Water Capital Corp	2.800	05/01/30	232,270
60,000		American Water Capital Corp	4.000	12/01/46	47,491
50,000		American Water Capital Corp	3.750	09/01/47	38,008
100,000		American Water Capital Corp	3.450	05/01/50	70,595
100,000		Atmos Energy Corp	1.500	01/15/31	85,373
175,000		Atmos Energy Corp	5.000	12/15/54	159,133
125,000		Baltimore Gas and Electric Co	3.750	08/15/47	94,690
200,000	(b)	Banco Nacional de Comercio Exterior SNC	5.875	05/07/30	202,622
50,000		Berkshire Hathaway Energy Co	3.250	04/15/28	48,934
100,000		Black Hills Corp	3.150	01/15/27	97,783
100,000		CenterPoint Energy Houston Electric LLC	3.000	03/01/32	90,496
200,000	(b)	Comision Federal de Electricidad	5.700	01/24/30	199,700
100,000		Commonwealth Edison Co	2.750	09/01/51	60,450
150,000		Consolidated Edison Co of New York, Inc	5.500	03/15/55	145,386
58,000		Consumers Energy Co	2.650	08/15/52	35,348
100,000		Dominion Energy, Inc	7.000	06/01/54	107,293
50,000		Dominion Energy, Inc	6.625	05/15/55	50,744
125,000		DTE Electric Co	5.400	04/01/53	122,037

See Notes to Financial Statements	13

Portfolio of Investments June 30, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES - 2.5% (continued)
$50,000		DTE Energy Co	5.850%	05/15/55	$51,190
50,000		Duke Energy Progress LLC	2.500	08/15/50	28,930
50,000		Entergy Louisiana LLC	5.800	03/15/55	50,006
100,000		Exelon Corp	6.500	03/15/55	101,717
30,000	(b)	Ferrellgas LP	5.375	04/01/26	29,715
44,000	(b)	Ferrellgas LP	5.875	04/01/29	40,707
250,000		Florida Power & Light Co	4.800	05/15/33	250,644
200,000		Florida Power & Light Co	3.990	03/01/49	157,448
75,000		Florida Power & Light Co	5.700	03/15/55	75,858
150,000		MidAmerican Energy Co	3.650	04/15/29	147,109
95,000		MidAmerican Energy Co	3.650	08/01/48	71,062
310,000		NiSource, Inc	1.700	02/15/31	265,416
75,000		NiSource, Inc	5.850	04/01/55	74,213
85,000	(b)	NRG Energy, Inc	2.450	12/02/27	80,674
50,000		NRG Energy, Inc	5.750	01/15/28	50,253
6,000	(b)	ONEOK, Inc	5.625	01/15/28	6,134
12,000	(b)	Pattern Energy Operations LP	4.500	08/15/28	11,626
100,000		PECO Energy Co	3.000	09/15/49	65,635
100,000		PECO Energy Co	2.800	06/15/50	62,699
200,000	(b)	Perusahaan Listrik Negara PT	3.875	07/17/29	193,668
125,000		Public Service Co of Colorado	3.200	03/01/50	83,163
100,000		Public Service Electric and Gas Co	4.900	12/15/32	101,790
200,000		Public Service Electric and Gas Co	5.450	03/01/54	195,788
28,000	(b)	Superior Plus LP	4.500	03/15/29	26,930
190,000	(b)	Talen Energy Supply LLC	8.625	06/01/30	203,617
50,000		Union Electric Co	5.125	03/15/55	46,220
75,000		Virginia Electric and Power Co	2.950	11/15/26	73,635
50,000		Virginia Electric and Power Co	5.550	08/15/54	48,396
250,000		Wisconsin Power and Light Co	4.950	04/01/33	250,264

		TOTAL UTILITIES			5,109,225

		TOTAL CORPORATE BONDS (Cost $67,479,760)			65,339,628

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GOVERNMENT BONDS - 49.4%

		FOREIGN GOVERNMENT BONDS - 2.5%
200,000	(b)	Angolan Government International Bond	8.750	04/14/32	176,533
EUR 100,000	(b)	Banque Ouest Africaine de Developpement	2.750	01/22/33	99,790
50,000	(b)	Bermuda Government International Bond	4.750	02/15/29	50,250
225,000		Brazilian Government International Bond	6.000	10/20/33	223,064
EUR 50,000		Chile Government International Bond	3.800	07/01/35	58,652
200,000		Colombia Government International Bond	8.000	11/14/35	200,858
200,000	(b)	Costa Rica Government International Bond	5.625	04/30/43	179,000
79,525	(b)	Ecuador Government International Bond (Step Bond)	5.000	07/31/30	68,988
56,442	(b)	Ecuador Government International Bond (Step Bond)	1.000	07/31/35	40,892
14,000	(b)	Ecuador Government International Bond (Step Bond)	5.000	07/31/40	8,795
200,000	(b)	Egypt Government International Bond	7.053	01/15/32	182,465
100,000		European Investment Bank	4.875	02/15/36	104,676
200,000	(b)	Export-Import Bank of India	2.250	01/13/31	175,764
200,000	(b)	Guatemala Government Bond	3.700	10/07/33	168,500
200,000	(b)	Hungary Government International Bond	6.125	05/22/28	206,565
93,750	(b)	Iraq Government International Bond	5.800	01/15/28	92,568
200,000		Israel Government International Bond	5.375	03/12/29	203,844
200,000	(b)	Ivory Coast Government International Bond (Step Bond)	8.250	01/30/37	192,642
200,000		Japan Bank for International Cooperation	2.375	04/20/26	197,023
200,000	(b)	Kenya Government International Bond	9.750	02/16/31	202,681
200,000	(b)	Korea Hydro & Nuclear Power Co Ltd	1.250	04/27/26	195,072
25,000		Mexico Government International Bond	3.250	04/16/30	22,985
205,000	(f)	Mexico Government International Bond	5.850	07/02/32	207,460
32,000		Mexico Government International Bond	6.050	01/11/40	30,512
275,000		Mexico Government International Bond	4.280	08/14/41	210,732
250,000		Mexico Government International Bond	6.400	05/07/54	229,750

14	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FOREIGN GOVERNMENT BONDS (continued)
$85,000		Panama Government International Bond	6.700%	01/26/36	$84,417
200,000	(b)	Paraguay Government International Bond	6.000	02/09/36	203,060
130,000		Peruvian Government International Bond	3.000	01/15/34	109,408
100,000		Republic of Poland Government International Bond	4.875	10/04/33	99,410
140,000		Republic of Poland Government International Bond	5.500	04/04/53	130,448
102,000	(b)	Romanian Government International Bond	5.875	01/30/29	102,682
275,000	(b)	Rwanda International Government Bond	5.500	08/09/31	234,133
200,000	(b),(c)	Saudi Government International Bond	3.750	01/21/55	136,320
200,000	(b)	Serbia Government International Bond	2.125	12/01/30	168,700
200,000		Turkiye Government International Bond	7.625	05/15/34	205,003

		TOTAL FOREIGN GOVERNMENT BONDS			5,203,642

		MORTGAGE BACKED - 26.7%
100,000	(a),(b)	Angel Oak Mortgage Trust	2.837	11/25/66	71,681
78,783	(a),(b)	Bayview Opportunity Master Fund VI Trust	3.000	10/25/51	66,720
1,398,858	(a),(b)	Citigroup Mortgage Loan Trust	0.154	02/25/52	12,652
310,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)	7.405	03/25/42	319,572
430,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 4.650%)	8.956	06/25/42	458,782
85,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)	7.655	01/25/43	88,745
35,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 5.350%)	9.656	05/25/43	38,315
565,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)	7.406	06/25/43	590,218
325,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 2.700%)	7.005	07/25/43	335,877
125,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)	9.188	07/25/43	132,259
80,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)	7.855	10/25/43	84,392
57,514		Fannie Mae Pool	3.500	06/01/32	56,365
46,411		Fannie Mae Pool	5.000	05/01/35	47,043
5,455		Fannie Mae Pool	7.500	07/01/35	5,605
54,891		Fannie Mae Pool	5.000	02/01/36	55,696
59,659		Fannie Mae Pool	3.000	10/01/39	55,870
46,654		Fannie Mae Pool	3.000	05/01/40	43,545
81,414		Fannie Mae Pool	5.000	09/01/40	82,427
44,678		Fannie Mae Pool	4.000	09/01/42	42,894
31,545		Fannie Mae Pool	4.500	03/01/44	31,204
268,246		Fannie Mae Pool	4.000	05/01/44	256,858
109,964		Fannie Mae Pool	4.500	10/01/44	107,406
201,027		Fannie Mae Pool	4.500	11/01/44	196,351
48,007		Fannie Mae Pool	5.000	11/01/44	48,623
17,553		Fannie Mae Pool	4.000	01/01/45	16,787
238,808		Fannie Mae Pool	3.500	01/01/46	221,650
13,994		Fannie Mae Pool	4.000	04/01/46	13,262
98,977		Fannie Mae Pool	3.500	07/01/46	91,538
244,799		Fannie Mae Pool	3.500	07/01/46	229,527
45,155		Fannie Mae Pool	3.000	10/01/46	39,272
5,405		Fannie Mae Pool	3.000	11/01/47	4,701
117,845		Fannie Mae Pool	3.500	11/01/47	110,286
144,972		Fannie Mae Pool	3.500	01/01/48	133,641
66,288		Fannie Mae Pool	4.500	01/01/48	64,500
59,089		Fannie Mae Pool	4.500	02/01/48	57,496
48,802		Fannie Mae Pool	4.500	05/01/48	47,479
32,962		Fannie Mae Pool	4.500	05/01/48	32,063
191,742		Fannie Mae Pool	3.000	07/01/50	170,047
168,779		Fannie Mae Pool	2.500	08/01/51	141,620
129,804		Fannie Mae Pool	3.000	09/01/51	114,342
614,853		Fannie Mae Pool	2.500	12/01/51	514,800
19,680		Fannie Mae Pool	2.500	01/01/52	16,376
289,452		Fannie Mae Pool	2.500	02/01/52	242,958
263,130		Fannie Mae Pool	3.000	02/01/52	228,792
228,483		Fannie Mae Pool	3.500	02/01/52	208,325
449,436		Fannie Mae Pool	2.500	04/01/52	373,617
360,986		Fannie Mae Pool	3.000	04/01/52	315,999
731,374		Fannie Mae Pool	3.000	04/01/52	634,030
137,150		Fannie Mae Pool	3.000	05/01/52	120,099
373,563		Fannie Mae Pool	3.500	05/01/52	338,326

See Notes to Financial Statements	15

Portfolio of Investments June 30, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)
$458,869		Fannie Mae Pool	3.500%	05/01/52	$413,900
454,677		Fannie Mae Pool	4.000	05/01/52	423,655
16,957		Fannie Mae Pool	3.000	06/01/52	14,687
114,802		Fannie Mae Pool	3.500	06/01/52	103,769
399,859		Fannie Mae Pool	3.500	06/01/52	361,272
750,436		Fannie Mae Pool	4.000	06/01/52	699,272
162,586		Fannie Mae Pool	4.500	06/01/52	155,874
395,746		Fannie Mae Pool	4.500	06/01/52	379,246
1,416,397		Fannie Mae Pool	4.000	07/01/52	1,319,826
156,953		Fannie Mae Pool	4.500	07/01/52	150,387
100,993		Fannie Mae Pool	4.500	07/01/52	96,792
1,426,002		Fannie Mae Pool	4.000	08/01/52	1,328,701
667,757		Fannie Mae Pool	4.500	08/01/52	639,915
1,350,955		Fannie Mae Pool	5.000	08/01/52	1,330,644
735,973		Fannie Mae Pool	4.000	09/01/52	685,755
2,883,322		Fannie Mae Pool	4.500	09/01/52	2,763,204
91,540		Fannie Mae Pool	5.000	09/01/52	90,159
1,578,416		Fannie Mae Pool	4.000	10/01/52	1,468,271
326,196		Fannie Mae Pool	4.500	10/01/52	312,618
213,217		Fannie Mae Pool	5.000	10/01/52	209,989
294,842		Fannie Mae Pool	4.000	11/01/52	274,679
972,950		Fannie Mae Pool	4.500	11/01/52	932,487
263,873		Fannie Mae Pool	4.500	12/01/52	252,900
8,361		Fannie Mae Pool	5.000	01/01/53	8,234
919,186		Fannie Mae Pool	5.000	02/01/53	903,945
335,552		Fannie Mae Pool	5.500	02/01/53	336,393
317,234		Fannie Mae Pool	5.000	04/01/53	311,924
30,426		Fannie Mae Pool	5.000	06/01/53	30,099
1,701,738		Fannie Mae Pool	5.500	06/01/53	1,704,248
1,359,018		Fannie Mae Pool	5.000	08/01/53	1,335,292
142,444		Fannie Mae Pool	5.500	08/01/53	142,633
1,886,174		Fannie Mae Pool	5.500	10/01/53	1,888,229
370,011		Fannie Mae Pool	6.000	01/01/54	376,407
497,917		Fannie Mae Pool	4.000	02/01/54	464,328
270,092		Fannie Mae Pool	6.000	03/01/54	274,698
499,568		Fannie Mae Pool	5.500	04/01/54	499,662
1,961,733		Fannie Mae Pool	5.500	05/01/54	1,962,101
598,122		Fannie Mae Pool	6.000	06/01/54	608,146
2,121,053		Fannie Mae Pool	5.500	10/01/54	2,121,451
56,021	(a)	Fannie Mae REMICS, (SOFR30A + 5.836%)	1.530	09/25/43	5,847
110,152		Fannie Mae REMICS	3.500	02/25/48	97,516
79,351		Fannie Mae REMICS	4.000	07/25/48	75,215
140,163		Fannie Mae REMICS	2.000	08/25/50	17,912
371,624		Fannie Mae REMICS	2.000	08/25/50	246,399
177,227		Fannie Mae REMICS	2.000	10/25/50	119,816
406,010		Fannie Mae REMICS	2.500	11/25/50	56,693
77,524		Fannie Mae REMICS	3.000	02/25/51	12,982
185,784		Fannie Mae REMICS	2.500	11/25/51	21,420
265,508		Fannie Mae REMICS	3.500	04/25/52	203,605
183,411		Fannie Mae REMICS	4.500	07/25/52	160,715
113,997		Fannie Mae REMICS	4.500	08/25/52	97,817
82,865		Fannie Mae REMICS	4.000	09/25/52	71,393
100,781		Fannie Mae REMICS	4.000	09/25/52	83,867
84,860		Fannie Mae REMICS	4.500	10/25/52	75,640
90,518		Fannie Mae REMICS	4.500	10/25/52	82,043
133,122		Fannie Mae REMICS	5.500	11/25/52	133,026
59,932		Federal National Mortgage Association (FNMA)	2.500	02/01/52	49,850
10,781		Freddie Mac Gold Pool	5.000	06/01/36	10,950
3,720		Freddie Mac Gold Pool	5.000	07/01/39	3,771
111,883		Freddie Mac Gold Pool	3.500	04/01/45	104,160
301,821		Freddie Mac Gold Pool	3.500	08/01/45	281,111
7,108		Freddie Mac Gold Pool	4.500	06/01/47	6,951

16	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)
$176,233		Freddie Mac Gold Pool	4.000%	09/01/47	$167,221
70,378		Freddie Mac Gold Pool	3.500	12/01/47	65,001
61,858		Freddie Mac Gold Pool	4.500	08/01/48	60,527
709,876		Freddie Mac Pool	3.000	11/01/49	628,037
153,479		Freddie Mac Pool	2.500	11/01/51	127,806
182,971		Freddie Mac Pool	3.000	11/01/51	161,643
158,519		Freddie Mac Pool	3.000	11/01/51	139,527
28,469		Freddie Mac Pool	3.000	11/01/51	25,302
47,599		Freddie Mac Pool	3.000	11/01/51	42,051
114,525		Freddie Mac Pool	3.000	02/01/52	99,295
155,888		Freddie Mac Pool	3.000	03/01/52	135,016
200,427		Freddie Mac Pool	2.500	04/01/52	167,266
105,084		Freddie Mac Pool	3.000	04/01/52	92,258
476,034		Freddie Mac Pool	4.000	04/01/52	443,925
672,601		Freddie Mac Pool	3.000	05/01/52	583,010
70,598		Freddie Mac Pool	3.000	06/01/52	61,494
71,331		Freddie Mac Pool	3.000	06/01/52	61,756
342,747		Freddie Mac Pool	4.500	06/01/52	328,420
1,437,927		Freddie Mac Pool	4.500	07/01/52	1,376,357
344,527		Freddie Mac Pool	4.500	07/01/52	330,127
110,220		Freddie Mac Pool	6.000	11/01/52	112,340
1,025,569		Freddie Mac Pool	5.000	06/01/53	1,007,293
448,399		Freddie Mac Pool	5.000	08/01/53	441,519
445,804		Freddie Mac Pool	5.500	08/01/53	446,450
170,938		Freddie Mac REMICS	3.500	01/15/47	152,715
138,731		Freddie Mac REMICS	4.000	01/15/48	132,024
153,615		Freddie Mac REMICS	4.000	03/15/48	145,849
109,400		Freddie Mac REMICS	4.000	04/15/48	103,369
72,986	(a)	Freddie Mac REMICS, (SOFR30A + 9.737%)	2.851	06/15/48	67,670
96,209	(a)	Freddie Mac REMICS, (SOFR30A + 9.657%)	2.771	10/15/48	84,309
135,473		Freddie Mac REMICS	2.000	09/25/50	90,641
61,373		Freddie Mac REMICS	3.000	09/25/50	44,866
132,495		Freddie Mac REMICS	3.000	10/25/50	93,907
417,048		Freddie Mac REMICS	2.500	02/25/51	68,641
166,450		Freddie Mac REMICS	2.500	05/25/51	104,409
67,412		Freddie Mac REMICS	4.000	08/25/52	56,471
79,562		Freddie Mac REMICS	5.500	02/25/53	78,271
15,000	(a),(b)	Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%)	11.405	01/25/42	16,009
60,000	(a),(b)	Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%)	9.055	02/25/42	62,895
95,000	(a),(b)	Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%)	8.647	04/25/42	101,641
310,400	(a),(b)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%)	7.655	05/25/42	322,791
550,000	(a),(b)	Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)	8.805	06/25/42	585,014
255,000	(a),(b)	Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%)	8.305	07/25/42	269,337
125,000	(a),(b)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%)	7.855	08/25/42	130,908
290,000	(a),(b)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%)	8.005	09/25/42	305,708
70,000	(a),(b)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%)	8.444	03/25/43	72,987
1,573	(a),(b)	Freddie Mac STACR Securitized Participation Interests Trust	3.782	02/25/48	1,527
2,721	(a),(b)	Freddie Mac STACR Securitized Participation Interests Trust	3.848	05/25/48	2,640
3,041		Ginnie Mae I Pool	5.000	03/15/34	3,078
12,137		Ginnie Mae I Pool	5.000	06/15/34	12,200
1,532		Ginnie Mae I Pool	5.000	04/15/38	1,545
3,065		Ginnie Mae I Pool	4.500	04/15/40	2,997
84,336		Ginnie Mae II Pool	3.000	06/20/51	74,682
53,826		Ginnie Mae II Pool	3.000	12/20/51	47,631
88,517		Ginnie Mae II Pool	2.500	02/20/52	73,818
802,343		Ginnie Mae II Pool	3.500	07/20/52	731,885
480,030		Ginnie Mae II Pool	4.000	08/20/52	448,532
319,428		Ginnie Mae II Pool	4.500	08/20/52	308,329
40,201		Ginnie Mae II Pool	5.000	11/20/52	39,692
216,213		Ginnie Mae II Pool	4.500	03/20/53	208,322
261,657		Government National Mortgage Association	5.000	01/20/40	50,420
180,846		Government National Mortgage Association	5.000	03/20/40	34,804

See Notes to Financial Statements	17

Portfolio of Investments June 30, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)
$51,076		Government National Mortgage Association	2.500%	12/20/43	$45,824
61,231		Government National Mortgage Association	3.000	03/20/45	55,085
59,924		Government National Mortgage Association	4.000	06/20/46	6,771
249,177		Government National Mortgage Association	3.000	11/20/51	178,420
342,416		Government National Mortgage Association	3.000	12/20/51	249,195
264,796		Government National Mortgage Association	3.000	01/20/52	196,610
316,940		Government National Mortgage Association	3.000	02/20/52	215,477
202,243		Government National Mortgage Association	4.000	04/20/52	171,482
189,431		Government National Mortgage Association	5.000	04/20/52	34,555
112,353		Government National Mortgage Association	4.000	07/20/52	92,646
157,814		Government National Mortgage Association	4.500	09/20/52	140,109
164,063		Government National Mortgage Association	4.500	09/20/52	152,949
111,049		Government National Mortgage Association	4.500	02/20/53	101,628
90,928		Government National Mortgage Association	5.500	02/20/53	90,436
170,030	(a)	Government National Mortgage Association, (SOFR30A + 6.950%)	2.648	05/20/53	14,239
124,226	(a)	Government National Mortgage Association, (SOFR30A + 23.205%)	6.428	08/20/53	136,530
54,335	(a)	Government National Mortgage Association, (SOFR30A + 25.350%)	8.573	08/20/53	64,277
1,546,805	(a),(b)	GS Mortgage-Backed Securities Corp Trust	0.151	08/25/51	13,353
214,359	(a),(b)	GS Mortgage-Backed Securities Trust	2.500	11/25/51	173,076
155,818	(a),(b)	GS Mortgage-Backed Securities Trust	2.500	03/25/52	126,352
90,058	(a),(b)	GS Mortgage-Backed Securities Trust	2.825	05/28/52	74,636
178,776	(a),(b)	GS Mortgage-Backed Securities Trust	3.000	08/26/52	151,403
17,374	(a),(b)	JP Morgan Mortgage Trust	3.500	05/25/47	15,803
128,301	(a),(b)	JP Morgan Mortgage Trust	3.500	10/25/48	114,815
3,214	(a),(b)	JP Morgan Mortgage Trust	4.000	01/25/49	3,003
414,990	(a),(b)	JP Morgan Mortgage Trust	0.118	06/25/51	2,692
729,128	(a),(b)	JP Morgan Mortgage Trust	0.108	11/25/51	4,357
61,976	(a),(b)	JP Morgan Mortgage Trust	2.500	11/25/51	50,260
731,781	(a),(b)	JP Morgan Mortgage Trust	0.115	12/25/51	4,684
85,618	(a),(b)	JP Morgan Mortgage Trust	2.500	12/25/51	69,434
22,582	(a),(b)	JP Morgan Mortgage Trust	2.845	12/25/51	18,131
128,827	(a),(b)	JP Morgan Mortgage Trust	2.500	01/25/52	104,261
178,615	(a),(b)	JP Morgan Mortgage Trust	0.500	04/25/52	5,180
113,775	(a),(b)	JP Morgan Mortgage Trust	3.343	04/25/52	96,506
68,265	(a),(b)	JP Morgan Mortgage Trust	3.343	04/25/52	57,269
91,020	(a),(b)	JP Morgan Mortgage Trust	3.343	04/25/52	74,168
190,948	(a),(b)	JP Morgan Mortgage Trust	2.500	06/25/52	154,135
1,067,293	(b)	JP Morgan Mortgage Trust	0.224	07/25/52	10,325
198,147	(a),(b)	JP Morgan Mortgage Trust	2.500	07/25/52	159,985
305,971	(a),(b)	JP Morgan Mortgage Trust	3.000	08/25/52	258,916
159,709	(a),(b)	JP Morgan Mortgage Trust	3.000	10/25/52	135,147
102,140	(a),(b)	JP Morgan Mortgage Trust	3.000	11/25/52	86,371
126,554	(a),(b)	JP Morgan Mortgage Trust	3.000	04/25/53	107,092
75,391	(a),(b)	JP Morgan Mortgage Trust	5.000	06/25/53	72,906
75,391	(a),(b)	JP Morgan Mortgage Trust	5.500	06/25/53	74,545
109,235	(a),(b)	Morgan Stanley Residential Mortgage Loan Trust	2.500	08/25/51	88,513
108,042	(a),(b)	Morgan Stanley Residential Mortgage Loan Trust	2.500	09/25/51	96,109
92,638	(a),(b)	Morgan Stanley Residential Mortgage Loan Trust	2.500	09/25/51	74,972
98,213	(a),(b)	OBX	3.000	01/25/52	83,109
196,015	(a),(b)	RCKT Mortgage Trust	2.500	02/25/52	158,947
176,573	(a),(b)	RCKT Mortgage Trust	3.000	05/25/52	149,537
80,130	(a),(b)	RCKT Mortgage Trust	4.000	06/25/52	72,448
5,285	(a),(b)	Sequoia Mortgage Trust	4.000	06/25/49	5,005
28,006	(a),(b)	Sequoia Mortgage Trust	3.500	12/25/49	25,161
75,737	(a),(b)	Sequoia Mortgage Trust	2.500	06/25/51	61,414
100,000	(a),(b)	Verus Securitization Trust	7.487	02/25/68	100,516
17,031	(b)	Verus Securitization Trust (Step Bond)	2.733	05/25/65	16,481
73,342	(a),(b)	Wells Fargo Mortgage Backed Securities Trust	3.000	08/25/51	62,181
92,337	(a),(b)	Wells Fargo Mortgage Backed Securities Trust	3.309	08/25/51	77,954

		TOTAL MORTGAGE BACKED			54,578,684

		MUNICIPAL BONDS - 0.4%
200,000		City & County of San Francisco CA Community Facilities District No 2014-1	3.264	09/01/25	199,627

18	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MUNICIPAL BONDS (continued)
$200,000		City & County of San Francisco CA Community Facilities District No 2014-1	4.038%	09/01/34	$189,168
170,000		New York State Dormitory Authority	4.294	07/01/44	144,538
300,000		State of Oregon Department of Administrative Services	4.103	05/01/39	266,820

		TOTAL MUNICIPAL BONDS			800,153

		U.S. TREASURY SECURITIES - 19.8%
600,000		United States Treasury Note	4.125	10/31/26	601,664
180,000		United States Treasury Note	4.125	01/31/27	180,823
1,055,000		United States Treasury Note	4.125	02/28/27	1,060,481
1,800,000		United States Treasury Note	3.875	03/31/27	1,802,813
100,000		United States Treasury Note	4.250	01/15/28	101,293
250,000		United States Treasury Note	3.750	04/15/28	250,313
365,000		United States Treasury Note	3.750	05/15/28	365,542
2,024,000		United States Treasury Note	4.125	06/30/32	2,025,581
275,000		United States Treasury Note	4.250	05/15/35	275,430
1,114,000		United States Treasury Note	4.750	02/15/45	1,108,082
75,000		United States Treasury Note	5.000	05/15/45	77,039
7,144,000		United States Treasury Note	4.625	02/15/55	6,954,237
250,000		United States Treasury Note/Bond	4.250	12/31/25	250,002
1,060,000		United States Treasury Note/Bond	4.250	01/31/26	1,059,959
3,100,000		United States Treasury Note/Bond	4.500	03/31/26	3,108,477
595,000		United States Treasury Note/Bond	4.875	04/30/26	598,719
125,000		United States Treasury Note/Bond	4.625	06/30/26	125,732
250,000		United States Treasury Note/Bond	4.375	12/15/26	251,865
150,000		United States Treasury Note/Bond	4.500	05/15/27	151,975
245,000		United States Treasury Note/Bond	4.875	10/31/30	257,183
2,000,000		United States Treasury Note/Bond	4.125	03/31/31	2,025,156
325,000		United States Treasury Note/Bond	4.625	04/30/31	337,441
2,809,000		United States Treasury Note/Bond	4.125	07/31/31	2,841,260
300,000		United States Treasury Note/Bond	2.250	05/15/41	217,875
500,000		United States Treasury Note/Bond	2.000	11/15/41	343,867
5,111,800		United States Treasury Note/Bond	2.375	02/15/42	3,718,834
4,005,000		United States Treasury Note/Bond	3.875	02/15/43	3,585,101
3,668,000		United States Treasury Note/Bond	4.750	11/15/43	3,664,131
1,535,700		United States Treasury Note/Bond	3.000	11/15/45	1,169,951
1,615,000		United States Treasury Note/Bond	2.875	11/15/46	1,189,044
765,000		United States Treasury Note/Bond	3.000	05/15/47	572,883
176,000		United States Treasury Note/Bond	3.375	11/15/48	139,226

		TOTAL U.S. TREASURY SECURITIES			40,411,979

		TOTAL GOVERNMENT BONDS (Cost $105,197,652)			100,994,458

SHARES		DESCRIPTION			VALUE

		PREFERRED STOCKS - 0.0%

		FINANCIAL SERVICES - 0.0%
2,600		Morgan Stanley			66,898

		TOTAL FINANCIAL SERVICES			66,898

		TOTAL PREFERRED STOCKS (Cost $65,000)			66,898

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		STRUCTURED ASSETS - 14.5%

		ASSET BACKED - 5.0%
500,000	(a),(b),(f)	AGL CLO 19 Ltd, (TSFR3M + 1.650%), Series 2022 19A	0.000	07/21/38	500,625
203,993	(b)	Alterna Funding III LLC, Series 2024 1A	6.260	05/16/39	205,920
87,913	(b)	Apollo aviation securitization, Series 2021 2A	2.798	01/15/47	81,830
65,991	(b)	BRE Grand Islander Timeshare Issuer LLC, Series 2019 A	3.280	09/26/33	65,022
92,425	(b)	Capital Automotive REIT, Series 2021 1A	1.440	08/15/51	88,580
98,771	(b)	Capital Automotive REIT, Series 2021 1A	1.920	08/15/51	94,574
96,750	(b)	Cars Net Lease Mortgage Notes, Series 2020 1A	2.010	12/15/50	90,341
97,750	(b)	Cars Net Lease Mortgage Notes Series, Series 2020 1A	3.100	12/15/50	92,083
100,000	(b)	Cars Net Lease Mortgage Notes Series, Series 2020 1A	4.690	12/15/50	93,154
12,059		Carvana Auto Receivables Trust, Series 2021 N4	1.720	09/11/28	11,671

See Notes to Financial Statements	19

Portfolio of Investments June 30, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ASSET BACKED (continued)
$100,627	(b)	Carvana Auto Receivables Trust, Series 2022 N1	4.130%	12/11/28	$99,593
250,000	(a),(b)	Cayuga Park CLO Ltd, (TSFR3M + 1.912%), Series 2020 1A	1.000	07/17/34	250,760
144,702	(a),(b)	CBRE Realty Finance, (LIBOR 3 M + 0.300%), Series 2007 1A	4.855	04/07/52	14
1,209		Centex Home Equity, Series 2002 A	5.540	01/25/32	1,206
449,726	(b)	CF Hippolyta LLC, Series 2020 1	1.690	07/15/60	444,913
217,200	(b)	CF Hippolyta LLC, Series 2020 1	1.990	07/15/60	200,761
89,945	(b)	CF Hippolyta LLC, Series 2020 1	2.280	07/15/60	88,996
235,612	(b)	CF Hippolyta LLC, Series 2021 1A	1.530	03/15/61	226,688
235,612	(b)	CF Hippolyta LLC, Series 2021 1A	1.980	03/15/61	221,304
230,000	(b)	Cologix Data Centers US Issuer LLC, Series 2021 1A	3.300	12/26/51	222,564
117,813	(b)	DB Master Finance LLC, Series 2019 1A	4.352	05/20/49	115,629
193,000	(b)	DB Master Finance LLC, Series 2021 1A	2.045	11/20/51	185,804
96,500	(b)	DB Master Finance LLC, Series 2021 1A	2.493	11/20/51	89,352
15,625	(b)	Diamond Resorts Owner Trust, Series 2021 1A	2.050	11/21/33	15,542
185,500	(b)	Domino’s Pizza Master Issuer LLC, Series 2015 1A	4.474	10/25/45	185,105
145,875	(b)	Domino’s Pizza Master Issuer LLC, Series 2021 1A	2.662	04/25/51	136,107
59,820	(b)	FNA VI LLC, Series 2021 1A	1.350	01/10/32	55,620
50,581	(b)	HERO Funding Trust, Series 2017 3A	3.190	09/20/48	44,678
50,581	(b)	HERO Funding Trust, Series 2017 3A	3.950	09/20/48	45,725
32,447	(b)	Hilton Grand Vacations Trust, Series 2019 AA	2.340	07/25/33	31,886
2,086	(a)	Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1	3.986	06/25/33	2,050
1,000,000		Honda Auto Receivables Owner Trust, Series 2025 1	4.570	09/21/29	1,009,664
145,423	(b)	Horizon Aircraft Finance II Ltd, Series 2019 1	3.721	07/15/39	140,474
144,587	(b)	Horizon Aircraft Finance III Ltd, Series 2019 2	3.425	11/15/39	137,429
600,000	(b)	Hotwire Funding LLC, Series 2023 1A	5.687	05/20/53	603,866
500,000	(b)	M&T Bank Auto Receivables Trust, Series 2025 1A	4.730	06/17/30	505,777
250,000	(a),(b)	Massachusetts St, (TSFR3M + 1.912%), Series 2021 3A	6.168	01/15/35	250,419
41,808	(b)	MVW LLC, Series 2021 2A	1.830	05/20/39	39,480
16,849	(b)	Navient Private Education Refi Loan Trust, Series 2020 HA	1.310	01/15/69	15,833
68,224	(b)	Navient Student Loan Trust, Series 2019 BA	3.390	12/15/59	66,710
233,995	(a),(b)	Neuberger Berman Loan Advisers Clo 40 Ltd, (TSFR3M + 1.322%), Series 2021 40A	5.582	04/16/33	234,278
250,000	(a),(b)	Neuberger Berman Loan Advisers Clo 40 Ltd, (TSFR3M + 1.662%), Series 2021 40A	5.922	04/16/33	250,296
218,192	(b)	Oak Street Investment Grade Net Lease Fund Series, Series 2021 1A	1.480	01/20/51	212,737
89,339	(b)	Oak Street Investment Grade Net Lease Fund Series, Series 2021 2A	2.380	11/20/51	85,195
250,000	(a),(b)	OHA Credit Funding 10 Ltd, (TSFR3M + 1.912%), Series 2021 10A	6.181	01/18/36	250,385
150,000	(b)	OneMain Financial Issuance Trust, Series 2020 2A	1.750	09/14/35	146,244
170,000	(b)	PFS Financing Corp, Series 2024 D	5.340	04/15/29	172,910
500,000	(b)	PFS Financing Corp, Series 2025 B	4.850	02/15/30	506,130
11,520	(b)	Sierra Timeshare Receivables Funding LLC, Series 2021 1A	0.990	11/20/37	11,315
11,520	(b)	Sierra Timeshare Receivables Funding LLC, Series 2021 1A	1.340	11/20/37	11,318
11,520	(b)	Sierra Timeshare Receivables Funding LLC, Series 2021 1A	1.790	11/20/37	11,311
14,071	(b)	SoFi Professional Loan Program LLC, Series 2017 F	2.840	01/25/41	13,989
250,000	(b)	Stack Infrastructure Issuer LLC, Series 2021 1A	1.877	03/26/46	244,150
3,709	(a)	Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8	5.334	09/25/34	3,555
248,750	(b)	Subway Funding LLC, Series 2024 1A	6.028	07/30/54	252,953
93,750	(b)	Taco Bell Funding LLC, Series 2016 1A	4.970	05/25/46	93,749
127,725	(b)	Taco Bell Funding LLC, Series 2021 1A	1.946	08/25/51	121,738
98,250	(b)	Taco Bell Funding LLC, Series 2021 1A	2.294	08/25/51	89,340
278,215	(b)	Wendy’s Funding LLC, Series 2021 1A	2.370	06/15/51	255,707
500,000	(b)	Zayo Issuer LLC, Series 2025 1A	5.648	03/20/55	510,434

		TOTAL ASSET BACKED			10,235,483

		OTHER MORTGAGE BACKED - 9.5%
86,413	(a),(b)	Agate Bay Mortgage Trust, Series 2015 6	3.500	09/25/45	80,163
500,000	(b)	BANK, Series 2019 BN21	2.500	10/17/52	365,952
200,000	(b)	BBCMS Trust, Series 2015 SRCH	4.197	08/10/35	196,046
400,000		Benchmark Mortgage Trust, Series 2019 B9	4.267	03/15/52	381,688
200,000		Benchmark Mortgage Trust, Series 2019 B12	3.419	08/15/52	186,183
400,000		Benchmark Mortgage Trust, Series 2021 B24	2.584	03/15/54	351,667
435,000		Benchmark Mortgage Trust, Series 2021 B28	2.224	08/15/54	377,313
500,000	(a)	Benchmark Mortgage Trust, Series 2021 B28	2.244	08/15/54	410,957
450,000		Benchmark Mortgage Trust, Series 2019 B14	3.049	12/15/62	420,836
125,000		Benchmark Mortgage Trust, Series 2019 B14	3.493	12/15/62	104,311

20	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OTHER MORTGAGE BACKED (continued)
$291,405	(a),(b)	BX Commercial Mortgage Trust, (TSFR1M + 1.392%), Series 2024 XL5	5.703%	03/15/41	$292,014
250,000		CD Mortgage Trust, Series 2017 CD4	3.746	05/10/50	241,236
250,000	(a),(b)	CF Mortgage Trust, Series 2020 P1	3.603	04/15/52	229,149
130,265		CFCRE Commercial Mortgage Trust, Series 2016 C7	3.644	12/10/54	129,211
3,409	(a)	CHL Mortgage Pass-Through Trust, Series 2004 HYB9	5.393	02/20/35	3,446
56,876	(a),(b)	Citigroup Commercial Mortgage Trust, Series 2014 GC23	4.741	07/10/47	53,968
250,000		Citigroup Commercial Mortgage Trust, Series 2019 GC41	3.018	08/10/56	228,296
24,723		COMM Mortgage Trust, Series 2012 CR4	2.853	10/15/45	23,644
377,886		COMM Mortgage Trust, Series 2014 CR17	4.377	05/10/47	365,018
500,000	(a),(b)	COMM Mortgage Trust, Series 2014 UBS3	4.767	06/10/47	215,000
284,102	(a)	COMM Mortgage Trust, Series 2015 CR22	3.603	03/10/48	279,411
200,000	(a),(b)	COMM Mortgage Trust, Series 2015 CR22	3.975	03/10/48	154,428
275,421		COMM Mortgage Trust, Series 2015 CR24	3.696	08/10/48	275,053
250,000		COMM Mortgage Trust, Series 2015 CR27	3.984	10/10/48	247,728
600,000	(a)	COMM Mortgage Trust, Series 2015 LC23	4.158	10/10/48	596,168
105,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05	7.305	04/25/42	107,873
480,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06	8.155	05/25/42	502,341
183,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR + 3.600%), Series 2022 R08	7.950	07/25/42	191,087
490,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09	9.056	09/25/42	525,384
360,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01	8.056	12/25/42	380,117
86,172	(a),(b)	CSMC, Series 2021 NQM8	2.405	10/25/66	75,524
500,000	(a),(b)	CSTL Commercial Mortgage Trust, Series 2024 GATE	5.052	11/10/41	497,789
200,000		DBJPM Mortgage Trust, Series 2020 C9	2.340	08/15/53	173,988
400,000	(a),(b)	DBSG Mortgage Trust, Series 2024 ALTA	6.144	06/10/37	407,280
250,000	(a),(b)	DBSG Mortgage Trust, Series 2024 ALTA	6.846	06/10/37	253,139
199,767	(a),(b)	ELP Commercial Mortgage Trust, (TSFR1M + 2.233%), Series 2021 ELP	6.545	11/15/38	199,668
77,620	(a),(b)	Flagstar Mortgage Trust, Series 2017 2	3.978	10/25/47	71,036
1,825	(a),(b)	Flagstar Mortgage Trust, Series 2018 5	4.000	09/25/48	1,725
156,670	(a),(b)	Flagstar Mortgage Trust, Series 2021 4	2.500	06/01/51	127,043
91,597	(a),(b)	Flagstar Mortgage Trust, Series 2021 5INV	3.339	07/25/51	74,830
92,489	(a),(b)	Flagstar Mortgage Trust, Series 2021 10IN	3.501	10/25/51	75,577
160,000	(a),(b)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3	7.702	11/25/43	169,004
2,805	(a),(b)	GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2	4.000	11/25/49	2,651
26,688	(a),(b)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4	3.000	01/25/51	22,908
601,644	(a),(b)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5	0.251	03/27/51	7,824
91,389	(a),(b)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5	3.000	03/27/51	78,455
58,762	(a),(b)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6	2.500	05/25/51	48,033
147,394	(a),(b)	GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5	2.500	10/25/51	119,502
155,671	(a),(b)	GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2	3.000	06/25/52	131,731
288,500	(a),(b)	GS Mortgage-Backed Securities Trust, Series 2021 PJ7	2.500	01/25/52	233,942
135,861	(a),(b)	GS Mortgage-Backed Securities Trust, Series 2021 PJ8	2.500	01/25/52	110,179
90,220	(a),(b)	GS Mortgage-Backed Securities Trust, Series 2021 PJ7	2.721	01/25/52	72,541
93,888	(a),(b)	GS Mortgage-Backed Securities Trust, Series 2022 INV1	3.000	07/25/52	79,659
153,453	(a),(b)	GS Mortgage-Backed Securities Trust, Series 2022 HP1	3.000	09/25/52	129,957
119,693	(a),(b)	GS Mortgage-Backed Securities Trust, Series 2022 PJ5	3.000	10/25/52	101,286
101,192	(a),(b)	GS Mortgage-Backed Securities Trust, Series 2022 PJ6	3.000	01/25/53	85,678
128,043	(a),(b)	GS Mortgage-Backed Securities Trust, Series 2023 PJ1	3.500	02/25/53	111,984
300,000	(a),(b)	Houston Galleria Mall Trust, Series 2025 HGLR	5.462	02/05/45	308,397
500,000	(a),(b)	HTL Commercial Mortgage Trust, Series 2024 T53	7.324	05/10/39	506,413
225,000	(a),(b)	ILPT Commercial Mortgage Trust, Series 2025 LPF2	5.292	07/15/42	228,610
22,284	(a),(b)	Imperial Fund Mortgage Trust, Series 2020 NQM1	2.051	10/25/55	21,079
150,000	(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN	3.065	01/16/37	121,501
23,990	(a),(b)	JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%), Series 2015 1	5.661	12/25/44	23,367
19,810	(a),(b)	JP Morgan Mortgage Trust, Series 2018 3	3.500	09/25/48	17,778
78,469	(a),(b)	JP Morgan Mortgage Trust, Series 2018 5	3.500	10/25/48	71,004
53,839	(a),(b)	JP Morgan Mortgage Trust, Series 2017 5	4.921	10/26/48	53,933
1,737	(a),(b)	JP Morgan Mortgage Trust, Series 2018 9	4.000	02/25/49	1,626
6,201	(a),(b)	JP Morgan Mortgage Trust, Series 2019 1	4.000	05/25/49	5,818
91,516	(a),(b)	JP Morgan Mortgage Trust, Series 2020 1	3.818	06/25/50	82,319
516,920	(a),(b)	JP Morgan Mortgage Trust, Series 2021 3	0.136	07/25/51	3,933
355,166	(a),(b)	JP Morgan Mortgage Trust, Series 2021 4	0.130	08/25/51	2,601
44,867	(a),(b)	JP Morgan Mortgage Trust, Series 2021 4	2.880	08/25/51	36,174

See Notes to Financial Statements	21

Portfolio of Investments June 30, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OTHER MORTGAGE BACKED (continued)
$574,502	(a),(b)	JP Morgan Mortgage Trust, Series 2021 6	0.133%	10/25/51	$4,371
96,947	(a),(b)	JP Morgan Mortgage Trust, Series 2021 6	2.500	10/25/51	78,644
188,995	(a),(b)	JP Morgan Mortgage Trust, Series 2021 INV2	0.400	12/25/51	4,668
76,833	(a),(b)	JP Morgan Mortgage Trust, Series 2021 10	2.500	12/25/51	62,303
90,873	(a),(b)	JP Morgan Mortgage Trust, Series 2021 INV4	3.205	01/25/52	73,215
71,527	(a),(b)	JP Morgan Mortgage Trust, Series 2021 12	2.500	02/25/52	58,143
23,118	(a),(b)	JP Morgan Mortgage Trust, Series 2022 INV1	3.293	03/25/52	19,321
52,830	(a),(b)	JP Morgan Mortgage Trust, Series 2021 14	2.500	05/25/52	42,840
42,804	(a),(b)	JP Morgan Mortgage Trust, Series 2021 LTV2	2.927	05/25/52	37,016
198,131	(a),(b)	JP Morgan Mortgage Trust, Series 2022 2	3.000	08/25/52	167,794
101,260	(a),(b)	JP Morgan Mortgage Trust, Series 2022 INV3	3.000	09/25/52	85,787
306,746	(a),(b)	JP Morgan Mortgage Trust, Series 2022 LTV2	3.500	09/25/52	267,890
112,999	(a),(b)	JP Morgan Mortgage Trust, Series 2022 7	3.000	12/25/52	95,527
38,226	(a),(b)	JP Morgan Mortgage Trust, Series 2022 7	4.000	12/25/52	34,561
318,784	(a)	JPMBB Commercial Mortgage Securities Trust, Series 2015 C29	4.118	05/15/48	316,815
500,000		JPMBB Commercial Mortgage Securities Trust, Series 2015 C31	4.106	08/15/48	492,580
450,000	(a)	JPMBB Commercial Mortgage Securities Trust, Series 2015 C31	4.754	08/15/48	425,728
500,000	(a),(b)	JPMBB Commercial Mortgage Securities Trust, Series 2016 C1	4.353	03/17/49	438,893
115,000	(a)	JPMDB Commercial Mortgage Securities Trust, Series 2017 C5	3.858	03/15/50	105,824
31,809	(a)	Merrill Lynch Mortgage Investors Trust, (TSFR1M + 0.634%), Series 2006 WMC1	2.278	01/25/37	31,129
85,412	(a),(b)	Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1	4.000	02/25/53	77,386
424,429	(a),(b)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE	5.915	07/15/36	404,458
400,000	(b)	Natixis Commercial Mortgage Securities Trust, Series 2019 LVL	3.885	08/15/38	385,407
192,177	(a),(b)	OBX Trust, Series 2021 J2	2.500	07/25/51	155,835
164,347	(a),(b)	OBX Trust, Series 2022 INV5	4.000	10/25/52	148,592
75,469	(a),(b)	Oceanview Mortgage Trust, Series 2021 1	2.500	05/25/51	61,197
550,000	(b)	Olympic Tower Mortgage Trust, Series 2017 OT	3.566	05/10/39	486,897
500,000	(b)	One Bryant Park Trust, Series 2019 OBP	2.516	09/15/54	455,711
80,130	(a),(b)	RCKT Mortgage Trust, Series 2022 4	3.500	06/25/52	70,079
7,992	(a),(b)	Sequoia Mortgage Trust, Series 2015 2	3.500	05/25/45	7,372
12,969	(a),(b)	Sequoia Mortgage Trust, Series 2017 2	3.500	02/25/47	11,781
24,690	(a),(b)	Sequoia Mortgage Trust, Series 2018 3	3.500	03/25/48	22,402
38,804	(a),(b)	Sequoia Mortgage Trust, Series 2020 3	3.000	04/25/50	33,207
90,649	(a),(b)	Sequoia Mortgage Trust, Series 2023 1	5.000	01/25/53	86,751
10,460	(a),(b)	Shellpoint Co-Originator Trust, Series 2017 1	3.500	04/25/47	9,548
95,634	(a),(b)	Verus Securitization Trust, Series 2021 7	2.240	10/25/66	83,284
295,000	(b)	Wells Fargo Commercial Mortgage Trust, Series 2015 NXS3	3.153	09/15/57	288,886
324,550		Wells Fargo Commercial Mortgage Trust, Series 2016 C32	3.560	01/15/59	322,152
1,546	(a),(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2019 2	4.000	04/25/49	1,473
10,749	(a),(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2019 4	3.500	09/25/49	9,707
79,378	(a),(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2020 4	3.000	07/25/50	67,718
176,960	(a),(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2021 2	2.500	06/25/51	143,716
93,095	(a),(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2021 INV2	3.641	09/25/51	77,622
79,166	(a),(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1	3.000	03/25/52	67,094
93,252	(a),(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1	3.426	03/25/52	77,218
98,957	(a),(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1	3.500	03/25/52	86,600

		TOTAL OTHER MORTGAGE BACKED			19,348,316

		TOTAL STRUCTURED ASSETS (Cost $30,891,219)			29,583,799

		TOTAL LONG-TERM INVESTMENTS (Cost $207,082,058)			199,435,095

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.7%
1,467,088	(g)	State Street Navigator Securities Lending Government Money Market Portfolio	4.350 (h)		1,467,088

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $1,467,088)			1,467,088

22	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.8%
		REPURCHASE AGREEMENT - 0.8%
$1,542,000	(i)	Fixed Income Clearing Corporation	4.350%	07/01/25	$1,542,000

		TOTAL REPURCHASE AGREEMENT			1,542,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $1,542,000)			1,542,000

		TOTAL INVESTMENTS - 99.1%
		(Cost $210,091,146)			202,444,183

		OTHER ASSETS & LIABILITIES, NET - 0.9%			1,859,190

		NET ASSETS - 100.0%			$204,303,373

CME	Chicago Mercantile Exchange
EUR	Euro
LIBOR	London Interbank Offered Rate
M	Month
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	30 Day Average Secured Overnight Financing Rate
TSFR1M	CME Term Secured Overnight Financing Rate 1 Month
TSFR3M	CME Term Secured Overnight Financing Rate 3 Month
TSFR6M	CME Term Secured Overnight Financing Rate 6 Month

(a)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $49,854,034 or 24.6% of Total Investments.

(c)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,417,315.
(d)	Perpetual security. Maturity date is not applicable.
(e)

Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 1.3% of Total Investments.

(f)	When-issued or delayed delivery security.
(g)	Investments made with cash collateral received from securities on loan.
(h)	The rate shown is the one-day yield as of the end of the reporting period.
(i)

Agreement with Fixed Income Clearing Corporation, 4.350% dated 6/30/25 to be repurchased at $1,542,186 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/34, valued at $1,572,879.

Principal denominated in U.S. Dollars, unless otherwise noted.

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Receive	Currency Sold		Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
$	93,659		EUR	84,531	Bank of America, N.A.	07/11/25	$(5,889)
$	58,547		EUR	49,833	Morgan Stanley Capital Services	07/11/25	(138)
EUR	49,833	$		58,508	Morgan Stanley Capital Services	07/01/25	142
Total							$(5,885)
Total unrealized appreciation on forward foreign currency contracts							$142
Total unrealized depreciation on forward foreign currency contracts							$(6,027)

EUR	Euro

See Notes to Financial Statements	23

Portfolio of Investments June 30, 2025 (continued)

Core Bond

Credit Default Swaps - Centrally Cleared

PURCHASED

Counterparty	Reference Entity	Fixed Rate (Annualized)	Current Credit Spread(a)	Fixed Rate Payment Frequency	Maturity Date	Notional Amount(b)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc	CDX-NAHYS44V1-5Y5.000%		1.00%	Quarterly	06/20/30	$2,000,000	$153,499	$136,570	$16,929

(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

SOLD

Counterparty	Reference Entity	Fixed Rate (Annualized)	Current Credit Spread(a)	Fixed Rate Payment Frequency	Maturity Date	Notional Amount(b)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc	CDX-NAHYS44V1-5Y5.000%		5.00%	Quarterly	06/20/27	$7,500,000	$(577,400)	$(419,146)	$(158,254)

(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

24	See Notes to Financial Statements

Portfolio of Investments June 30, 2025

Core Equity

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 99.7%

		COMMON STOCKS - 99.7%

		AUTOMOBILES & COMPONENTS - 0.8%
5,487	(a)	Tesla, Inc	$1,743,001

		TOTAL AUTOMOBILES & COMPONENTS	1,743,001

		BANKS - 3.1%
44,764		Citigroup, Inc	3,810,312
34,251		Wells Fargo & Co	2,744,190

		TOTAL BANKS	6,554,502

		CAPITAL GOODS - 11.9%
22,691		Carrier Global Corp	1,660,754
13,620		Eaton Corp plc	4,862,204
13,525		Howmet Aerospace, Inc	2,517,408
4,080		Parker-Hannifin Corp	2,849,758
27,501		RTX Corp	4,015,696
10,822		Trane Technologies plc	4,733,651
840		TransDigm Group, Inc	1,277,338
4,448		United Rentals, Inc	3,351,123

		TOTAL CAPITAL GOODS	25,267,932

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.0%
42,424	(a)	Amazon.com, Inc	9,307,402
4,045		Home Depot, Inc	1,483,059
14,917		TJX Cos, Inc	1,842,100

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	12,632,561

		CONSUMER SERVICES - 1.5%
9,989		Royal Caribbean Cruises Ltd	3,127,956

		TOTAL CONSUMER SERVICES	3,127,956

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.8%
3,949		Costco Wholesale Corp	3,909,273
42,207		Walmart, Inc	4,127,001

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	8,036,274

		ENERGY - 0.6%
9,464		Chevron Corp	1,355,150

		TOTAL ENERGY	1,355,150

		FINANCIAL SERVICES - 8.4%
5,289		Ameriprise Financial, Inc	2,822,898
51,600		Bank of New York Mellon Corp	4,701,276
2,391	(a)	Berkshire Hathaway, Inc	1,161,476
8,356		Mastercard, Inc (Class A)	4,695,571
12,692		Visa, Inc (Class A)	4,506,294

		TOTAL FINANCIAL SERVICES	17,887,515

		FOOD, BEVERAGE & TOBACCO - 0.9%
32,310		Altria Group, Inc	1,894,335

		TOTAL FOOD, BEVERAGE & TOBACCO	1,894,335

		HEALTH CARE EQUIPMENT & SERVICES - 6.1%
26,082	(a)	Boston Scientific Corp	2,801,468
1,514		Cigna Group	500,498
16,600	(a)	Edwards Lifesciences Corp	1,298,286
10,571		HCA, Inc	4,049,750
14,643	(a)	Veeva Systems, Inc	4,216,891

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	12,866,893

		INSURANCE - 1.7%
16,107		Arch Capital Group Ltd	1,466,542
8,421		Progressive Corp	2,247,228

		TOTAL INSURANCE	3,713,770

		MATERIALS - 1.3%
5,663	(a)	Linde plc	2,656,966

		TOTAL MATERIALS	2,656,966

		MEDIA & ENTERTAINMENT - 8.4%
15,998		Alphabet, Inc	2,837,885

See Notes to Financial Statements	25

Portfolio of Investments June 30, 2025 (continued)

Core Equity

SHARES		DESCRIPTION			VALUE

		MEDIA & ENTERTAINMENT (continued)
20,433		Alphabet, Inc (Class A)			$3,600,908
12,162		Meta Platforms, Inc			8,976,651
20,211		Walt Disney Co			2,506,366

		TOTAL MEDIA & ENTERTAINMENT			17,921,810

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.7%
3,296	(a)	Alnylam Pharmaceuticals, Inc			1,074,793
3,350		Eli Lilly & Co			2,611,425
12,784		Johnson & Johnson			1,952,756

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			5,638,974

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.4%
34,249		Broadcom, Inc			9,440,737
2,609		KLA Corp			2,336,985
32,500		Lam Research Corp			3,163,550
126,013		Nvidia Corp			19,908,794

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			34,850,066

		SOFTWARE & SERVICES - 15.6%
142,716		Gen Digital, Inc			4,195,850
6,542		Intuit, Inc			5,152,675
37,364		Microsoft Corp			18,585,227
16,293	(a)	Palantir Technologies, Inc			2,221,062
6,956		Salesforce, Inc			1,896,832
4,727	(a)	Snowflake, Inc			1,057,761

		TOTAL SOFTWARE & SERVICES			33,109,407

		TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
47,913		Apple, Inc			9,830,310
49,674		Cisco Systems, Inc			3,446,382

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			13,276,692

		TRANSPORTATION - 1.5%
33,136	(a)	Uber Technologies, Inc			3,091,589

		TOTAL TRANSPORTATION			3,091,589

		UTILITIES - 2.7%
33,418		Alliant Energy Corp			2,020,786
36,767		American Electric Power Co, Inc			3,814,944

		TOTAL UTILITIES			5,835,730

		TOTAL COMMON STOCKS (Cost $130,137,435)			211,461,123

		TOTAL LONG-TERM INVESTMENTS (Cost $130,137,435)			211,461,123

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.5%

		REPURCHASE AGREEMENT - 0.5%
$1,069,000	(b)	Fixed Income Clearing Corporation	4.350%	07/01/25	1,069,000

		TOTAL REPURCHASE AGREEMENT			1,069,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,069,000)			1,069,000

		TOTAL INVESTMENTS - 100.2% (Cost $131,206,435)			212,530,123

		OTHER ASSETS & LIABILITIES, NET - (0.2)%			(515,048)

		NET ASSETS - 100.0%			$212,015,075

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)

Agreement with Fixed Income Clearing Corporation, 4.350% dated 6/30/25 to be repurchased at $1,069,129 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/34, valued at $1,090,426.

26	See Notes to Financial Statements

Portfolio of Investments June 30, 2025

Growth Equity

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 99.4%

		COMMON STOCKS - 99.4%

		AUTOMOBILES & COMPONENTS - 2.2%
13,321	(a)	Tesla, Inc	$4,231,549

		TOTAL AUTOMOBILES & COMPONENTS	4,231,549

		BANKS - 0.3%
8,042		Wells Fargo & Co	644,325

		TOTAL BANKS	644,325

		CAPITAL GOODS - 4.2%
9,821	(a)	Boeing Co	2,057,794
6,941		General Electric Co	1,786,544
4,319		Quanta Services, Inc	1,632,927
754		TransDigm Group, Inc	1,146,563
10,866		Vertiv Holdings Co	1,395,303

		TOTAL CAPITAL GOODS	8,019,131

		COMMERCIAL & PROFESSIONAL SERVICES - 2.2%
18,569		Experian Group Ltd	957,534
3,757		Verisk Analytics, Inc	1,170,305
11,457		Waste Connections, Inc	2,139,251

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	4,267,090

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 11.0%
91,036	(a)	Amazon.com, Inc	19,972,388
325	(a)	Autozone, Inc	1,206,475

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	21,178,863

		CONSUMER DURABLES & APPAREL - 0.7%
94	(a)	NVR, Inc	694,252
112,600		PRADA S.p.A	699,533

		TOTAL CONSUMER DURABLES & APPAREL	1,393,785

		CONSUMER SERVICES - 4.9%
510		Booking Holdings, Inc	2,952,512
126,633	(a)	Carnival Corp	3,560,920
2,439	(a)	Flutter Entertainment plc	693,386
1,242	(a)	Flutter Entertainment plc	354,914
20,426		Starbucks Corp	1,871,634

		TOTAL CONSUMER SERVICES	9,433,366

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
1,649		Costco Wholesale Corp	1,632,411

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	1,632,411

		FINANCIAL SERVICES - 6.9%
1,052	(a),(b)	Adyen NV	1,932,037
11,321	(a)	Chime Financial, Inc	390,688
77,546	(a)	Grab Holdings Ltd	390,057
8,507		KKR & Co, Inc	1,131,686
24,822	(a)	PayPal Holdings, Inc	1,844,771
69,729	(c)	Rocket Cos, Inc	988,757
18,440		Visa, Inc (Class A)	6,547,122

		TOTAL FINANCIAL SERVICES	13,225,118

		FOOD, BEVERAGE & TOBACCO - 0.9%
11,549		Mondelez International, Inc	778,864
16,545	(a)	Monster Beverage Corp	1,036,379

		TOTAL FOOD, BEVERAGE & TOBACCO	1,815,243

		HEALTH CARE EQUIPMENT & SERVICES - 3.1%
3,564	(a)	Align Technology, Inc	674,772
19,903	(a)	DexCom, Inc	1,737,333
4,206	(a)	Intuitive Surgical, Inc	2,285,583

See Notes to Financial Statements	27

Portfolio of Investments June 30, 2025 (continued)

Growth Equity

SHARES		DESCRIPTION		VALUE

		HEALTH CARE EQUIPMENT & SERVICES (continued)
4,129	(a)	Veeva Systems, Inc		$1,189,069

		TOTAL HEALTH CARE EQUIPMENT & SERVICES		5,886,757

		INSURANCE - 1.5%
10,833		Progressive Corp		2,890,894

		TOTAL INSURANCE		2,890,894

		MEDIA & ENTERTAINMENT - 12.0%
59,384		Alphabet, Inc		10,534,128
15,588	(a)	Liberty Media Corp-Liberty Formula One (Class C)		1,628,946
21,120		Match Group, Inc		652,397
10,680		Meta Platforms, Inc		7,882,801
3,511	(a)	ROBLOX Corp		369,357
16,068		Walt Disney Co		1,992,593

		TOTAL MEDIA & ENTERTAINMENT		23,060,222

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.9%
3,881		Eli Lilly & Co		3,025,356
11,523		Galderma Group AG.		1,674,933
1,459		Regeneron Pharmaceuticals, Inc		765,975

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		5,466,264

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 18.3%
12,697		Applied Materials, Inc		2,324,440
38,974		Broadcom, Inc		10,743,183
133,797		Nvidia Corp		21,138,588
25,000		Taiwan Semiconductor Manufacturing Co Ltd		914,234

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		35,120,445

		SOFTWARE & SERVICES - 20.0%
6,418	(a)	Atlassian Corp Ltd		1,303,432
3,174	(a)	Crowdstrike Holdings, Inc		1,616,550
3,542		Intuit, Inc		2,789,785
43,272		Microsoft Corp		21,523,925
8,451	(a)	Palo Alto Networks, Inc		1,729,413
4,582		Roper Industries, Inc		2,597,261
8,625		Salesforce, Inc		2,351,951
2,040	(a)	ServiceNow, Inc		2,097,283
10,418	(a)	Snowflake, Inc		2,331,236

		TOTAL SOFTWARE & SERVICES		38,340,836

		TECHNOLOGY HARDWARE & EQUIPMENT - 6.8%
52,820		Apple, Inc		10,837,079
20,993	(a)	Arista Networks, Inc		2,147,794

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT		12,984,873

		UTILITIES - 0.6%
3,514		Constellation Energy Corp		1,134,179

		TOTAL UTILITIES		1,134,179

		TOTAL COMMON STOCKS (Cost $82,529,811)		190,725,351

		TOTAL LONG-TERM INVESTMENTS (Cost $82,529,811)		190,725,351

SHARES		DESCRIPTION	RATE	VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
1,023,829	(d)	State Street Navigator Securities Lending Government Money Market Portfolio	4.350%(e)	1,023,829

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $1,023,829)		1,023,829

28	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.2%

		REPURCHASE AGREEMENT - 0.2%
$341,000	(f)	Fixed Income Clearing Corporation	4.350%	07/01/25	$341,000

		TOTAL REPURCHASE AGREEMENT			341,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $341,000)			341,000

		TOTAL INVESTMENTS - 100.1% (Cost $83,894,640)			192,090,180

		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(204,496)

		NET ASSETS - 100.0%			$191,885,684

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,932,037 or 1.0% of Total Investments.

(c)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $978,860.
(d)	Investments made with cash collateral received from securities on loan.
(e)	The rate shown is the one-day yield as of the end of the reporting period.
(f)

Agreement with Fixed Income Clearing Corporation, 4.350% dated 6/30/25 to be repurchased at $341,041 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/34, valued at $347,879.

See Notes to Financial Statements	29

Portfolio of Investments June 30, 2025

International Equity

(Unaudited)

SHARES		DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS - 97.3%
		COMMON STOCKS - 97.3%
		AUSTRALIA - 4.6%
87,794		BHP Billiton Ltd	$2,112,113
32,146		Commonwealth Bank of Australia	3,912,434
435,585		Glencore plc	1,697,318

		TOTAL AUSTRALIA	7,721,865

		BRAZIL - 1.0%
246,530		Itau Unibanco Holding S.A.	1,676,627

		TOTAL BRAZIL	1,676,627

		DENMARK - 4.1%
12,006		DSV AS	2,879,690
57,944		Novo Nordisk A.S.	4,015,172

		TOTAL DENMARK	6,894,862

		FINLAND - 1.3%
149,560		Nordea Bank AB publ	2,219,127

		TOTAL FINLAND	2,219,127

		FRANCE - 11.9%
11,123		Air Liquide	2,293,574
24,145		Airbus SE	5,051,150
16,090		Compagnie de Saint-Gobain	1,890,176
12,538		Essilor International S.A.	3,442,844
3,658		Kering	796,916
4,169		LVMH Moet Hennessy Louis Vuitton S.A.	2,181,972
32,914		Total S.A.	2,011,792
15,084		Vinci S.A.	2,224,443

		TOTAL FRANCE	19,892,867

		GERMANY - 10.9%
28,876		Deutsche Post AG.	1,337,532
13,917		HeidelbergCement AG.	3,277,408
2,020		Rheinmetall AG.	4,277,750
39,707		RWE AG.	1,659,285
8,490		SAP AG.	2,596,069
19,968		Siemens AG.	5,128,947

		TOTAL GERMANY	18,276,991

		INDIA - 0.9%
9,814		HDFC Bank Ltd (ADR)	752,440
39,427		Reliance Industries Ltd	690,099

		TOTAL INDIA	1,442,539

		INDONESIA - 0.2%
1,743,100		Bank Rakyat Indonesia	401,890

		TOTAL INDONESIA	401,890

		ITALY - 3.0%
157,992		Enel S.p.A.	1,499,456
29,587		Moncler S.p.A	1,687,687
27,823		UniCredit S.p.A	1,866,460

		TOTAL ITALY	5,053,603

		JAPAN - 20.8%
27,600		Advantest Corp	2,046,015
102,100		Daiichi Sankyo Co Ltd	2,365,462
74,000		Fujitsu Ltd	1,795,193
210,555	(a)	Hitachi Ltd	6,119,640
116,100		Mitsubishi Electric Corp	2,497,191
360,500		Mitsubishi UFJ Financial Group, Inc	4,914,909
47,640		Nintendo Co Ltd	4,574,859
46,900		ORIX Corp	1,058,376
19,700		SBI Holdings, Inc	686,449
159,460		Sony Corp	4,146,009
130,000		Sumitomo Mitsui Financial Group, Inc	3,273,524

30	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		JAPAN (continued)

81,615		Toyota Motor Corp	$1,405,654

		TOTAL JAPAN	34,883,281

		KOREA, REPUBLIC OF - 0.8%

30,789		Samsung Electronics Co Ltd	1,361,539

		TOTAL KOREA, REPUBLIC OF	1,361,539

		MEXICO - 0.8%
6,700		Fomento Economico Mexicano SAB de C.V. (ADR)	689,966

66,000		Grupo Financiero Banorte S.A. de C.V.	603,284

		TOTAL MEXICO	1,293,250

		NETHERLANDS - 5.6%
2,937		ASML Holding NV	2,353,527
21,983		Heineken NV	1,917,859
134,391		ING Groep NV	2,945,540

440,690		Koninklijke KPN NV	2,149,770

		TOTAL NETHERLANDS	9,366,696

		SPAIN - 6.0%
280,342		Banco Bilbao Vizcaya Argentaria S.A.	4,316,783
412,905		Banco Santander S.A.	3,419,216

116,955		Iberdrola S.A.	2,249,984

		TOTAL SPAIN	9,985,983

		SWITZERLAND - 4.2%
10,707		Cie Financiere Richemont S.A.	2,026,115
2,909		Lonza Group AG.	2,080,411

4,200		Zurich Insurance Group AG	2,938,836

		TOTAL SWITZERLAND	7,045,362

		TAIWAN - 1.0%

7,205		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	1,631,860

		TOTAL TAIWAN	1,631,860

		UNITED KINGDOM - 7.7%
22,749		AstraZeneca plc	3,165,958
470,463		Barclays plc	2,173,899
52,309		British American Tobacco plc	2,487,100
100,763		National Grid plc	1,479,066
6,638		Reckitt Benckiser Group plc	452,227

49,895		Unilever plc	3,044,902

		TOTAL UNITED KINGDOM	12,803,152

		UNITED STATES - 12.5%
137,738		BP plc	686,251
36,681		CRH plc	3,367,316
633,990		Haleon plc	3,258,471
5,675	(a)	Linde plc	2,662,597
10,882		Nestle S.A.	1,081,957
7,110		Novartis AG.	862,991
8,671		Roche Holding AG.	2,830,385
122,386		Shell plc	4,269,988

44,267		Smurfit WestRock plc	1,910,121

		TOTAL UNITED STATES	20,930,077

		TOTAL COMMON STOCKS (Cost $111,416,310)	162,881,571

		TOTAL LONG-TERM INVESTMENTS (Cost $111,416,310)	162,881,571

See Notes to Financial Statements	31

Portfolio of Investments June 30, 2025 (continued)

International Equity

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 3.2%

		GOVERNMENT AGENCY DEBT - 0.6%
$1,000,000		Tennessee Valley Authority Discount Notes	0.000%	07/09/25	$998,958

		TOTAL GOVERNMENT AGENCY DEBT			998,958

		REPURCHASE AGREEMENT - 2.6%
4,372,000	(b)	Fixed Income Clearing Corporation	4.350	07/01/25	4,372,000

		TOTAL REPURCHASE AGREEMENT			4,372,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $5,371,071)			5,370,958

		TOTAL INVESTMENTS - 100.5% (Cost $116,787,381)			168,252,529

		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(842,698)

		NET ASSETS - 100.0%			$167,409,831

ADR	American Depositary Receipt

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)

Agreement with Fixed Income Clearing Corporation, 4.350% dated 6/30/25 to be repurchased at $4,372,528 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/34, valued at $4,459,457.

32	See Notes to Financial Statements

Portfolio of Investments June 30, 2025

Large Cap Responsible Equity

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 98.6%

		COMMON STOCKS - 98.6%
		AUTOMOBILES & COMPONENTS - 0.1%
1,223	(a)	Aptiv plc	$83,433

		TOTAL AUTOMOBILES & COMPONENTS	83,433

		BANKS - 3.3%
12,286		Citigroup, Inc	1,045,784
7,874		JPMorgan Chase & Co	2,282,752

		TOTAL BANKS	3,328,536

		CAPITAL GOODS - 8.0%
1,093	(a)	Axon Enterprise, Inc	904,938
6,413		Carrier Global Corp	469,368
2,824		Caterpillar, Inc	1,096,305
1,507		Deere & Co	766,294
2,862		Eaton Corp plc	1,021,705
3,170		Illinois Tool Works, Inc	783,783
7,737		Ingersoll Rand, Inc	643,564
677		Parker-Hannifin Corp	472,864
2,226		Quanta Services, Inc	841,606
829		Trane Technologies plc	362,613
477		W.W. Grainger, Inc	496,195
1,189		Xylem, Inc	153,809

		TOTAL CAPITAL GOODS	8,013,044

		COMMERCIAL & PROFESSIONAL SERVICES - 2.1%
2,986		Automatic Data Processing, Inc	920,882
12,863	(a)	Copart, Inc	631,187
924		Paychex, Inc	134,405
1,461		Verisk Analytics, Inc	455,102

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,141,576

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.5%
10,360		eBay, Inc	771,405
3,826		Home Depot, Inc	1,402,765
1,531		Lowe’s Cos, Inc	339,683
239		Pool Corp	69,664
7,391		TJX Cos, Inc	912,714

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	3,496,231

		CONSUMER DURABLES & APPAREL - 0.2%
1,507	(a)	Deckers Outdoor Corp	155,326

		TOTAL CONSUMER DURABLES & APPAREL	155,326

		CONSUMER SERVICES - 4.2%
194		Booking Holdings, Inc	1,123,113
938	(a)	DoorDash, Inc	231,226
1,414		Expedia Group, Inc	238,513
3,543		McDonald’s Corp	1,035,158
2,984		Royal Caribbean Cruises Ltd	934,410
7,649		Starbucks Corp	700,878

		TOTAL CONSUMER SERVICES	4,263,298

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
1,531		Costco Wholesale Corp	1,515,598
3,752		Target Corp	370,135

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	1,885,733

		ENERGY - 1.4%
17,977		Baker Hughes Co	689,238
8,225		ONEOK, Inc	671,407

		TOTAL ENERGY	1,360,645

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.6%
964		Equinix, Inc	766,833
2,650		Iron Mountain, Inc	271,810
7,138	(b)	Prologis, Inc	750,347

See Notes to Financial Statements	33

Portfolio of Investments June 30, 2025 (continued)

Large Cap Responsible Equity

SHARES		DESCRIPTION	VALUE

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
5,589		Welltower, Inc	$859,197

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	2,648,187

		FINANCIAL SERVICES - 11.4%
3,488		American Express Co	1,112,602
1,495		Ameriprise Financial, Inc	797,927
6,020		Bank of New York Mellon Corp	548,482
1,656		Goldman Sachs Group, Inc	1,172,034
2,789		Mastercard, Inc (Class A)	1,567,251
1,798		Moody’s Corp	901,859
7,622		Morgan Stanley	1,073,635
2,067		Nasdaq Stock Market, Inc	184,831
10,325	(a)	PayPal Holdings, Inc	767,354
1,993		S&P Global, Inc	1,050,889
6,080		Synchrony Financial	405,779
5,244		Visa, Inc (Class A)	1,861,882

		TOTAL FINANCIAL SERVICES	11,444,525

		FOOD, BEVERAGE & TOBACCO - 1.8%
12,647		Coca-Cola Co	894,775
7,041		PepsiCo, Inc	929,694

		TOTAL FOOD, BEVERAGE & TOBACCO	1,824,469

		HEALTH CARE EQUIPMENT & SERVICES - 3.5%
1,698	(a)	Cooper Cos, Inc	120,830
5,374	(a)	Edwards Lifesciences Corp	420,301
1,737		HCA, Inc	665,445
998	(a)	IDEXX Laboratories, Inc	535,267
458	(a)	Insulet Corp	143,894
876		McKesson Corp	641,915
292		STERIS plc	70,144
3,082		UnitedHealth Group, Inc	961,492

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,559,288

		HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
8,636		Procter & Gamble Co	1,375,887

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,375,887

		INSURANCE - 2.5%
221		Hartford Financial Services Group, Inc	28,038
3,716		Marsh & McLennan Cos, Inc	812,466
3,567		Progressive Corp	951,890
2,837		Travelers Cos, Inc	759,011

		TOTAL INSURANCE	2,551,405

		MATERIALS - 2.0%
124		Ball Corp	6,955
3,195		Ecolab, Inc	860,861
6,776		International Paper Co	317,320
14,287		Newmont Goldcorp Corp	832,361

		TOTAL MATERIALS	2,017,497

		MEDIA & ENTERTAINMENT - 5.7%
20,116		Comcast Corp (Class A)	717,940
5,103		Electronic Arts, Inc	814,949
4,759	(a)	Live Nation, Inc	719,942
1,371	(a)	Netflix, Inc	1,835,947
11,475		News Corp (Class A)	341,037
3,311	(a)	Take-Two Interactive Software, Inc	804,076
41,266	(a)	Warner Bros Discovery, Inc	472,909

		TOTAL MEDIA & ENTERTAINMENT	5,706,800

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.1%
669		Agilent Technologies, Inc	78,949
3,278		Amgen, Inc	915,250
3,968		Bristol-Myers Squibb Co	183,679
4,757		Danaher Corp	939,698
2,393		Eli Lilly & Co	1,865,415
5,195		Gilead Sciences, Inc	575,970

34	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,854	(a)	Vertex Pharmaceuticals, Inc	$825,401
392		West Pharmaceutical Services, Inc	85,769
4,422		Zoetis, Inc	689,611

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,159,742

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
3,914	(a)	CBRE Group, Inc	548,430

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	548,430

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.5%
8,208	(a)	Advanced Micro Devices, Inc	1,164,715
5,561		Applied Materials, Inc	1,018,052
3,249	(a)	First Solar, Inc	537,839
39,953		Intel Corp	894,947
10,231		Lam Research Corp	995,886
50,953		Nvidia Corp	8,050,065
3,957		NXP Semiconductors NV	864,565
5,322		Texas Instruments, Inc	1,104,954

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	14,631,023

		SOFTWARE & SERVICES - 16.9%
2,501	(a)	Adobe, Inc	967,587
197	(a)	Ansys, Inc	69,190
2,825	(a)	Autodesk, Inc	874,535
2,829	(a)	Cadence Design Systems, Inc	871,757
4,340		International Business Machines Corp	1,279,345
1,475		Intuit, Inc	1,161,754
15,583		Microsoft Corp	7,751,140
828	(a)	PTC, Inc	142,698
4,320		Salesforce, Inc	1,178,021
1,103	(a)	ServiceNow, Inc	1,133,972
1,699	(a)	Synopsys, Inc	871,043
3,109	(a)	Workday, Inc	746,160

		TOTAL SOFTWARE & SERVICES	17,047,202

		TECHNOLOGY HARDWARE & EQUIPMENT - 2.9%
39,862		Hewlett Packard Enterprise Co	815,178
25,215		HP, Inc	616,759
4,810	(a)	Keysight Technologies, Inc	788,166
7,460	(a)	Trimble Inc	566,811
2,294		Western Digital Corp	146,793

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,933,707

		TELECOMMUNICATION SERVICES - 0.8%
18,758		Verizon Communications, Inc	811,659

		TOTAL TELECOMMUNICATION SERVICES	811,659

		TRANSPORTATION - 0.7%
9,001		CSX Corp	293,703
2,247		Old Dominion Freight Line	364,688
32		Union Pacific Corp	7,362

		TOTAL TRANSPORTATION	665,753

		UTILITIES - 0.6%
1,183		Edison International	61,043
489		Eversource Energy	31,110
12,160		Exelon Corp	527,987

		TOTAL UTILITIES	620,140

		TOTAL COMMON STOCKS (Cost $53,766,758)	99,273,536

		TOTAL LONG-TERM INVESTMENTS (Cost $53,766,758)	99,273,536

See Notes to Financial Statements	35

Portfolio of Investments June 30, 2025 (continued)

Large Cap Responsible Equity

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		SHORT-TERM INVESTMENTS - 1.6%

		REPURCHASE AGREEMENT - 1.6%
$1,579,000	(c)	Fixed Income Clearing Corporation	4.350%	07/01/25	$1,579,000

		TOTAL REPURCHASE AGREEMENT			1,579,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,579,000)			1,579,000

		TOTAL INVESTMENTS - 100.2% (Cost $55,345,758)			100,852,536

		OTHER ASSETS & LIABILITIES, NET - (0.2)%			(166,243)

		NET ASSETS - 100.0%			$100,686,293

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c)

Agreement with Fixed Income Clearing Corporation, 4.350% dated 6/30/25 to be repurchased at $1,579,191 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/34, valued at $1,610,617.

Investments in Derivatives

Futures Contracts - Long
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	5	09/19/25	$1,521,043	$1,563,438	$42,395

36	See Notes to Financial Statements

Portfolio of Investments June 30, 2025

Large Cap Value

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 99.6%
		COMMON STOCKS - 99.6%
		BANKS - 10.5%
41,923		Bank of America Corp	$1,983,796
13,289		Fifth Third Bancorp	546,577
12,281		JPMorgan Chase & Co	3,560,385
5,182		PNC Financial Services Group, Inc	966,028
23,978		Wells Fargo & Co	1,921,117

		TOTAL BANKS	8,977,903

		CAPITAL GOODS - 12.8%
6,926	(a)	Boeing Co	1,451,205
1,397		Deere & Co	710,360
5,473		Dover Corp	1,002,818
4,438		Eaton Corp plc	1,584,321
9,060		Emerson Electric Co	1,207,970
4,211		Honeywell International, Inc	980,658
7,974		Masco Corp	513,207
1,983		Parker-Hannifin Corp	1,385,066
11,491		RTX Corp	1,677,916
979		Trane Technologies plc	428,224

		TOTAL CAPITAL GOODS	10,941,745

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.9%
6,546	(a)	Amazon.com, Inc	1,436,127
2,776		Home Depot, Inc	1,017,792
9,683	(a)	O’Reilly Automotive, Inc	872,729

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	3,326,648

		CONSUMER DURABLES & APPAREL - 1.4%
155	(a)	NVR, Inc	1,144,777

		TOTAL CONSUMER DURABLES & APPAREL	1,144,777

		CONSUMER SERVICES - 2.0%
138		Booking Holdings, Inc	798,915
3,217		Hilton Worldwide Holdings, Inc	856,816

		TOTAL CONSUMER SERVICES	1,655,731

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
13,970		Walmart, Inc	1,365,987

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	1,365,987

		ENERGY - 6.3%
5,638		Chevron Corp	807,305
11,814		ConocoPhillips	1,060,188
7,778		EOG Resources, Inc	930,327
15,267		Exxon Mobil Corp	1,645,783
7,088		Valero Energy Corp	952,769

		TOTAL ENERGY	5,396,372

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.9%
10,281		Prologis, Inc	1,080,739
3,432		Simon Property Group, Inc	551,728

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	1,632,467

		FINANCIAL SERVICES - 11.6%
4,423		American Express Co	1,410,849
4,178	(a)	Berkshire Hathaway, Inc	2,029,547
1,112		BlackRock, Inc	1,166,766
9,908		Charles Schwab Corp	904,006
5,200	(a)	Fiserv, Inc	896,532
2,326		Goldman Sachs Group, Inc	1,646,226
6,921		Intercontinental Exchange, Inc	1,269,796
4,408		KKR & Co, Inc	586,396

		TOTAL FINANCIAL SERVICES	9,910,118

		FOOD, BEVERAGE & TOBACCO - 2.3%
11,367		Mondelez International, Inc	766,590

See Notes to Financial Statements	37

Portfolio of Investments June 30, 2025 (continued)

Large Cap Value

SHARES		DESCRIPTION	VALUE

		FOOD, BEVERAGE & TOBACCO (continued)
6,352		Philip Morris International, Inc	$1,156,890

		TOTAL FOOD, BEVERAGE & TOBACCO	1,923,480

		HEALTH CARE EQUIPMENT & SERVICES - 7.0%
11,708		Abbott Laboratories	1,592,405
2,988		Cigna Group	987,773
2,301		Elevance Health, Inc	894,997
2,681		HCA, Inc	1,027,091
4,540		UnitedHealth Group, Inc	1,416,344

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,918,610

		HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
9,441		Procter & Gamble Co	1,504,140

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,504,140

		INSURANCE - 5.0%
13,691		American International Group, Inc	1,171,813
3,807		Chubb Ltd	1,102,964
5,246		Marsh & McLennan Cos, Inc	1,146,985
10,840		Metlife, Inc	871,753

		TOTAL INSURANCE	4,293,515

		MATERIALS - 4.2%
11,741		DuPont de Nemours, Inc	805,315
3,272	(a)	Linde plc	1,535,157
1,713		Reliance Steel & Aluminum Co	537,711
17,023		Smurfit WestRock plc	734,542

		TOTAL MATERIALS	3,612,725

		MEDIA & ENTERTAINMENT - 4.8%
12,411		Alphabet, Inc	2,201,587
10,442		Comcast Corp (Class A)	372,675
12,482		Walt Disney Co	1,547,893

		TOTAL MEDIA & ENTERTAINMENT	4,122,155

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.6%
3,653		AbbVie, Inc	678,070
4,483		Danaher Corp	885,572
11,113		Johnson & Johnson	1,697,511
13,297		Sanofi (ADR)	642,378

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,903,531

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.5%
3,510		Analog Devices, Inc	835,450
5,337		Applied Materials, Inc	977,045
2,529		Broadcom, Inc	697,119
6,831		Lam Research Corp	664,930
6,290		Micron Technology, Inc	775,242
3,402		NXP Semiconductors NV	743,303

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,693,089

		SOFTWARE & SERVICES - 2.8%
4,053		Accenture plc	1,211,401
1,899		Microsoft Corp	944,582
983		Oracle Corp	214,913

		TOTAL SOFTWARE & SERVICES	2,370,896

		TECHNOLOGY HARDWARE & EQUIPMENT - 2.5%
14,282		Cisco Systems, Inc	990,885
6,733		TE Connectivity plc	1,135,655

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,126,540

		TELECOMMUNICATION SERVICES - 1.1%
4,083		T-Mobile US, Inc	972,816

		TOTAL TELECOMMUNICATION SERVICES	972,816

		TRANSPORTATION - 1.9%
1,598		FedEx Corp	363,242
5,452		Union Pacific Corp	1,254,396

		TOTAL TRANSPORTATION	1,617,638

		UTILITIES - 4.1%
7,971		Ameren Corp	765,535

38	See Notes to Financial Statements

SHARES		DESCRIPTION			VALUE

		UTILITIES (continued)
7,490		American Electric Power Co, Inc			$777,162
9,728		Duke Energy Corp			1,147,904
11,857		NextEra Energy, Inc			823,113

		TOTAL UTILITIES			3,513,714

		TOTAL COMMON STOCKS (Cost $50,137,978)			84,924,597

		TOTAL LONG-TERM INVESTMENTS (Cost $50,137,978)			84,924,597

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.4%
		REPURCHASE AGREEMENT - 0.4%
$370,000	(b)	Fixed Income Clearing Corporation	4.350%	07/01/25	370,000

		TOTAL REPURCHASE AGREEMENT			370,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $370,000)			370,000

		TOTAL INVESTMENTS - 100.0% (Cost $50,507,978)			85,294,597

		OTHER ASSETS & LIABILITIES, NET - (0.0)%			(33,695)

		NET ASSETS - 100.0%			$85,260,902

ADR	American Depositary Receipt

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)

Agreement with Fixed Income Clearing Corporation, 4.350% dated 6/30/25 to be repurchased at $370,045 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/34, valued at $377,479.

See Notes to Financial Statements	39

Portfolio of Investments June 30, 2025

Money Market

(Unaudited)

	PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
			SHORT-TERM INVESTMENTS - 105.9%
			GOVERNMENT AGENCY DEBT - 19.9%
$	500,000		Federal Farm Credit Discount Notes	0.000%	07/08/25	$499,585
	2,500,000		Federal Home Loan Bank Discount Notes	0.000	07/07/25	2,498,250
	3,000,000		Federal Home Loan Bank Discount Notes	0.000	07/18/25	2,994,107
	620,000		Federal Home Loan Bank Discount Notes	0.000	08/18/25	616,503
	1,615,000		Federal Home Loan Bank Discount Notes	0.000	08/20/25	1,605,508
	2,500,000		Federal Home Loan Bank Discount Notes	0.000	08/22/25	2,484,725
	2,750,000		Federal Home Loan Bank Discount Notes	0.000	09/05/25	2,728,679
	600,000		Federal Home Loan Bank Discount Notes	0.000	09/17/25	594,504
	600,000		Federal Home Loan Bank Discount Notes	0.000	09/24/25	594,005
	3,050,000		Federal Home Loan Bank Discount Notes	0.000	09/26/25	3,019,363
	4,000,000		Federal Home Loan Bank Discount Notes	0.000	10/29/25	3,944,133
	625,000		Federal Home Loan Mortgage Corp	0.375	09/23/25	619,585
	135,000		Federal National Mortgage Association	2.125	04/24/26	132,925
	2,250,000		United States Treasury Note/Bond	0.750	04/30/26	2,190,268
	2,875,000		United States Treasury Note/Bond	1.625	05/15/26	2,814,378
	1,000,000		United States Treasury Note/Bond	0.750	05/31/26	969,272
	500,000		United States Treasury Note/Bond	4.875	05/31/26	503,288
			TOTAL GOVERNMENT AGENCY DEBT			28,809,078

			REPURCHASE AGREEMENT - 46.7%
	22,995,000	(a)	Fixed Income Clearing Corporation	4.380	07/01/25	22,995,000
	3,612,000	(b)	Fixed Income Clearing Corporation	4.390	07/01/25	3,612,000
	41,146,000	(c)	Fixed Income Clearing Corporation	4.400	07/01/25	41,146,000
			TOTAL REPURCHASE AGREEMENT			67,753,000

			TREASURY DEBT - 11.6%
	625,000		United States Treasury Bill	0.000	09/04/25	620,653
	1,500,000		United States Treasury Bill	0.000	10/14/25	1,481,537
	2,500,000		United States Treasury Bill	0.000	11/20/25	2,459,175
	1,500,000		United States Treasury Bill	0.000	01/02/26	1,468,661
	250,000		United States Treasury Bill	0.000	05/14/26	241,347
	400,000		United States Treasury Bill	0.000	06/11/26	384,820
	1,450,000		United States Treasury Note/Bond	0.250	09/30/25	1,436,166
	375,000		United States Treasury Note/Bond	0.375	12/31/25	367,868
	500,000		United States Treasury Note/Bond	0.500	02/28/26	488,061
	1,000,000		United States Treasury Note/Bond	4.625	02/28/26	1,003,565
	750,000		United States Treasury Note/Bond	0.750	03/31/26	732,292
	500,000		United States Treasury Note/Bond	4.500	03/31/26	501,337
	500,000		United States Treasury Note/Bond	3.750	04/15/26	498,762
	5,125,000		United States Treasury Note/Bond	4.875	04/30/26	5,159,766
			TOTAL TREASURY DEBT			16,844,010

			VARIABLE RATE SECURITIES - 27.7%
	300,000	(d)	Federal Farm Credit Banks Funding Corp, (SOFR - 0.000%)	4.390	09/11/25	300,000
	250,000	(d)	Federal Farm Credit Banks Funding Corp, (SOFR + 0.055%)	4.445	10/30/25	250,038
	500,000	(d)	Federal Farm Credit Banks Funding Corp, (SOFR + 0.005%)	4.395	12/03/25	500,000
	20,000	(d)	Federal Farm Credit Banks Funding Corp, (SOFR + 0.330%)	4.720	12/29/25	20,029
	15,000	(d)	Federal Farm Credit Banks Funding Corp, (SOFR + 0.100%)	4.490	01/15/26	15,004
	30,000	(d)	Federal Farm Credit Banks Funding Corp, (SOFR + 0.090%)	4.480	02/12/26	30,008
	1,000,000	(d)	Federal Home Loan Banks, (SOFR - 0.000%)	4.390	07/02/25	1,000,000
	1,000,000	(d)	Federal Home Loan Banks, (SOFR - 0.000%)	4.390	07/03/25	1,000,000
	2,500,000	(d)	Federal Home Loan Banks, (SOFR - 0.000%)	4.390	07/07/25	2,500,000
	2,500,000	(d)	Federal Home Loan Banks, (SOFR + 0.005%)	4.395	07/11/25	2,499,996
	500,000	(d)	Federal Home Loan Banks, (SOFR + 0.010%)	4.400	07/21/25	500,000
	1,000,000	(d)	Federal Home Loan Banks, (SOFR + 0.010%)	4.400	08/12/25	1,000,000
	1,000,000	(d)	Federal Home Loan Banks, (SOFR + 0.010%)	4.400	08/22/25	1,000,000
	3,250,000	(d)	Federal Home Loan Banks, (SOFR - 0.000%)	4.390	08/29/25	3,250,000
	3,750,000	(d)	Federal Home Loan Banks, (SOFR - 0.000%)	4.390	09/08/25	3,750,000
	3,000,000	(d)	Federal Home Loan Banks, (SOFR + 0.015%)	4.405	09/29/25	3,000,000
	4,000,000	(d)	Federal Home Loan Banks, (SOFR - 0.000%)	4.320	10/14/25	4,000,000
	2,500,000	(d)	Federal Home Loan Banks, (SOFR - 0.000%)	4.390	12/05/25	2,499,949
	5,500,000	(d)	Federal Home Loan Banks, (SOFR - 0.000%)	4.320	12/18/25	5,500,000

40	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		VARIABLE RATE SECURITIES (continued)
$1,250,000	(d)	Federal Home Loan Banks, (SOFR - 0.000%)	4.320%	12/22/25	$1,250,000
20,000	(d)	Federal Home Loan Banks, (SOFR + 0.145%)	4.535	01/02/26	20,010
2,400,000	(d)	Federal Home Loan Banks, (SOFR - 0.000%)	4.440	01/05/26	2,400,000
40,000	(d)	Federal Home Loan Banks, (SOFR + 0.090%)	4.480	02/02/26	40,011
3,750,000	(d)	Federal Home Loan Banks, (SOFR + 0.005%)	4.395	02/03/26	3,750,000
40,000	(d)	Federal Home Loan Banks, (SOFR + 0.090%)	4.410	02/19/26	40,011
15,000	(d)	Federal Home Loan Mortgage Corp, (SOFR + 0.100%)	4.420	02/09/26	15,005
		TOTAL VARIABLE RATE SECURITIES			40,130,061

		TOTAL SHORT-TERM INVESTMENTS (Cost $153,536,149)			153,536,149

		TOTAL INVESTMENTS - 105.9% (Cost $153,536,149)			153,536,149

		OTHER ASSETS & LIABILITIES, NET - (5.9)%			(8,508,450)

		NET ASSETS - 100.0%			$145,027,699

SOFR	Secured Overnight Financing Rate

(a)

Agreement with Fixed Income Clearing Corporation, 4.380% dated 6/30/25 to be repurchased at $22,997,798 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $23,454,900.

(b)

Agreement with Fixed Income Clearing Corporation, 4.390% dated 6/30/25 to be repurchased at $3,612,440 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 1/31/29, valued at $3,684,293.

(c)

Agreement with Fixed Income Clearing Corporation, 4.400% dated 6/30/25 to be repurchased at $41,151,029 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 6/30/27, valued at $41,969,037.

(d)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

See Notes to Financial Statements	41

Portfolio of Investments June 30, 2025

Real Estate Securities Select

(Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS - 98.8%
	COMMON STOCKS - 98.8%
	ASSET MANAGEMENT & CUSTODY BANKS - 0.7%
1,800	Blackstone, Inc	$269,244
2,200	iShares Dow Jones US Real Estate Index Fund	208,494

	TOTAL ASSET MANAGEMENT & CUSTODY BANKS	477,738

	DATA CENTER REITS - 11.2%
17,500	Digital Realty Trust, Inc	3,050,775
5,000	Equinix, Inc	3,977,350

	TOTAL DATA CENTER REITS	7,028,125

	HEALTH CARE REITS - 14.7%
29,000	American Healthcare REIT, Inc	1,065,460
18,000	Healthpeak Properties, Inc	315,180
38,000	Sabra Health Care REIT, Inc	700,720
36,200	Ventas, Inc	2,286,030
31,700	Welltower, Inc	4,873,241

	TOTAL HEALTH CARE REITS	9,240,631

	HOTEL & RESORT REITS - 0.2%
8,000	Host Hotels & Resorts Inc	122,880

	TOTAL HOTEL & RESORT REITS	122,880

	HOTELS, RESORTS & CRUISE LINES - 1.2%
2,700	Hyatt Hotels Corp	377,055
1,300	Marriott International, Inc (Class A)	355,173

	TOTAL HOTELS, RESORTS & CRUISE LINES	732,228

	INDUSTRIAL REITS - 11.7%
4,000	EastGroup Properties, Inc	668,480
49,800	Prologis, Inc	5,234,976
27,400	Rexford Industrial Realty, Inc	974,618
8,000	Terreno Realty Corp	448,560

	TOTAL INDUSTRIAL REITS	7,326,634

	MULTI-FAMILY RESIDENTIAL REITS - 8.7%
7,500	AvalonBay Communities, Inc	1,526,250
14,500	Equity Residential	978,605
2,300	Essex Property Trust, Inc	651,820
11,000	Mid-America Apartment Communities, Inc	1,628,110
16,300	UDR, Inc	665,529

	TOTAL MULTI-FAMILY RESIDENTIAL REITS	5,450,314

	OFFICE REITS - 4.4%
11,500	Boston Properties, Inc	775,905
70,000	Hudson Pacific Properties, Inc	191,800
19,700	SL Green Realty Corp	1,219,430
15,600	Vornado Realty Trust	596,544

	TOTAL OFFICE REITS	2,783,679

	OTHER SPECIALIZED REITS - 5.3%
20,000	Gaming and Leisure Properties, Inc	933,600
9,300	Iron Mountain, Inc	953,901
44,000	VICI Properties, Inc	1,434,400

	TOTAL OTHER SPECIALIZED REITS	3,321,901

	RETAIL REITS - 18.2%
14,500	Agree Realty Corp	1,059,370
31,700	Curbline Properties Corp	723,711
52,500	Kimco Realty Corp	1,103,550
30,000	Kite Realty Group Trust	679,500
20,300	Macerich Co	328,454
30,000	Realty Income Corp	1,728,300
18,500	Regency Centers Corp	1,317,755
25,500	Simon Property Group, Inc	4,099,380

42	See Notes to Financial Statements

SHARES			DESCRIPTION			VALUE
			RETAIL REITS (continued)
12,800			Tanger Factory Outlet Centers, Inc			$391,424
			TOTAL RETAIL REITS			11,431,444

			SELF STORAGE REITS - 5.5%
12,100			Extra Space Storage, Inc			1,784,024
5,800			Public Storage, Inc			1,701,836
			TOTAL SELF STORAGE REITS			3,485,860

			SINGLE-FAMILY RESIDENTIAL REITS - 5.4%
10,900			American Homes 4 Rent			393,163
16,200			Equity Lifestyle Properties, Inc			999,054
38,000			Invitation Homes, Inc			1,246,400
5,800			Sun Communities, Inc			733,642
			TOTAL SINGLE-FAMILY RESIDENTIAL REITS			3,372,259

			TELECOM TOWER REITS - 11.6%
18,000			American Tower Corp			3,978,360
20,400			Crown Castle, Inc			2,095,692
5,200			SBA Communications Corp			1,221,168
			TOTAL TELECOM TOWER REITS			7,295,220

			TOTAL COMMON STOCKS (Cost $39,835,595)			62,068,913

			TOTAL LONG-TERM INVESTMENTS (Cost $39,835,595)			62,068,913

PRINCIPAL			DESCRIPTION	RATE	MATURITY	VALUE
			SHORT-TERM INVESTMENTS - 1.1%
			REPURCHASE AGREEMENT - 1.1%
$677,000	(a	)	Fixed Income Clearing Corporation	4.350%	07/01/25	677,000
			TOTAL REPURCHASE AGREEMENT			677,000

			TOTAL SHORT-TERM INVESTMENTS (Cost $677,000)			677,000

			TOTAL INVESTMENTS - 99.9% (Cost $40,512,595)			62,745,913

			OTHER ASSETS & LIABILITIES, NET - 0.1%			82,528

			NET ASSETS - 100.0%			$62,828,441

REIT	Real Estate Investment Trust

(a)

Agreement with Fixed Income Clearing Corporation, 4.350% dated 6/30/25 to be repurchased at $677,082 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 12/31/31, valued at $690,544.

See Notes to Financial Statements	43

Portfolio of Investments June 30, 2025

Small Cap Equity

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 98.1%

		COMMON STOCKS - 98.1%

		AUTOMOBILES & COMPONENTS - 0.9%
1,531	(a)	Cooper-Standard Holdings, Inc	$32,916
1,578	(a)	Dorman Products, Inc	193,573
5,623	(a)	Fox Factory Holding Corp	145,861
2,510	(a)	Modine Manufacturing Co	247,235

		TOTAL AUTOMOBILES & COMPONENTS	619,585

		BANKS - 10.2%
2,145		Amalgamated Financial Corp	66,924
4,743		Ameris Bancorp	306,872
10,890		Associated Banc-Corp	265,607
3,714	(a)	Axos Financial, Inc	282,413
5,284		Bank of NT Butterfield & Son Ltd	233,975
5,767		Berkshire Hills Bancorp, Inc	144,406
3,012		Cadence Bank	96,324
2,785		Central Pacific Financial Corp	78,064
1,660		ConnectOne Bancorp, Inc	38,446
5,450	(a)	Customers Bancorp, Inc	320,133
781		Enterprise Financial Services Corp	43,033
2,943		First Bancorp	129,757
8,286		First Busey Corp	189,625
3,963		First Commonwealth Financial Corp	64,319
7,093		First Financial Bancorp	172,076
1,765		First Financial Corp	95,645
3,147		First Merchants Corp	120,530
4,230		Hancock Whitney Corp	242,802
5,991		Heritage Commerce Corp	59,491
3,346		Heritage Financial Corp	79,769
4,276		Horizon Bancorp, Inc	65,765
2,096		Independent Bank Corp	67,931
2,651	(a)	Metropolitan Bank Holding Corp	185,570
3,981		National Bank Holdings Corp	149,725
12,253		Northwest Bancshares, Inc	156,593
5,633		OceanFirst Financial Corp	99,197
8,189		OFG Bancorp	350,489
5,615		Old National Bancorp	119,824
6,381		Pacific Premier Bancorp, Inc	134,575
1,451		Pathward Financial, Inc	114,803
12,223		Provident Financial Services, Inc	214,269
3,107		S&T Bancorp, Inc	117,507
4,789		Towne Bank	163,688
2,160		Trustmark Corp	78,754
4,167		UMB Financial Corp	438,202
8,223		United Bankshares, Inc	299,564
9,140		United Community Banks, Inc	272,281
6,049		Veritex Holdings, Inc	157,879
7,008		WesBanco, Inc	221,663
3,029		Westamerica Bancorporation	146,725
1,197		WSFS Financial Corp	65,835

		TOTAL BANKS	6,651,050

		CAPITAL GOODS - 12.2%
2,637		Albany International Corp (Class A)	184,933
7,401	(a)	American Superconductor Corp	271,543
21,523	(a)	Archer Aviation, Inc	233,525
758		Argan, Inc	167,124
5,299	(a)	Astronics Corp	177,410
11,272	(a)	Bloom Energy Corp	269,626
4,893	(a)	Blue Bird Corp	211,182
348		Comfort Systems USA, Inc	186,601
9,093	(a)	DNOW, Inc	134,849

44	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE
		CAPITAL GOODS (continued)
1,021	(a)	Dycom Industries, Inc	$249,522
1,099		Enerpac Tool Group Corp	44,575
1,770		ESCO Technologies, Inc	339,610
3,492		Federal Signal Corp	371,619
2,380		Franklin Electric Co, Inc	213,581
816		FTAI Aviation Ltd	93,873
2,331	(a)	Gibraltar Industries, Inc	137,529
3,081		Granite Construction, Inc	288,104
3,600	(a)	Great Lakes Dredge & Dock Corp	43,884
1,705		Griffon Corp	123,391
4,963	(a)	Hillman Solutions Corp	35,436
7,574		Leonardo DRS, Inc	352,039
296		Moog, Inc (Class A)	53,567
4,412		Mueller Industries, Inc	350,622
10,707		Mueller Water Products, Inc (Class A)	257,396
8,256	(a)	NEXTracker, Inc	448,879
2,988		Primoris Services Corp	232,885
2,412	(a)	Proto Labs, Inc	96,576
12,308	(a)	Resideo Technologies, Inc	271,514
2,924		REV Group, Inc	139,153
2,599	(a)	SPX Technologies, Inc	435,800
1,865	(a)	Sterling Construction Co, Inc	430,311
1,874		Tecnoglass, Inc	144,973
2,083	(a)	Triumph Group, Inc	53,637
3,290	(a)	Tutor Perini Corp	153,906
1,723	(a)	V2X, Inc	83,652
486		Watts Water Technologies, Inc (Class A)	119,503
3,145		Worthington Enterprises, Inc	200,148
7,502	(a)	Xometry, Inc	253,493
2,547		Zurn Elkay Water Solutions Corp	93,144

		TOTAL CAPITAL GOODS	7,949,115

		COMMERCIAL & PROFESSIONAL SERVICES - 3.8%
5,073		ABM Industries, Inc	239,496
12,548	(a)	ACV Auctions, Inc	203,529
2,970		Barrett Business Services, Inc	123,819
2,902		CSG Systems International, Inc	189,530
9,003	(a)	ExlService Holdings, Inc	394,241
9,776	(a)	Healthcare Services Group	146,933
2,465		Heidrick & Struggles International, Inc	112,798
809	(a)	Huron Consulting Group, Inc	111,270
2,024	(a)	Innodata, Inc	103,669
7,443		Interface, Inc	155,782
15,772	(a)	Legalzoom.com, Inc	140,529
7,066	(a)	Montrose Environmental Group, Inc	154,675
1,202		Unifirst Corp	226,240
9,354	(a)	Upwork, Inc	125,718
860	(a)	Willdan Group, Inc	53,759

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,481,988

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.5%
3,963	(a)	Abercrombie & Fitch Co (Class A)	328,335
12,121		American Eagle Outfitters, Inc	116,604
490	(a)	Asbury Automotive Group, Inc	116,885
2,870		Buckle, Inc	130,154
1,880		Build-A-Bear Workshop, Inc	96,933
394	(a)	Carvana Co	132,762
20,942	(a),(b)	EVgo, Inc	76,438
7,267	(a)	GigaCloud Technology, Inc	143,741
4,073	(a)	National Vision Holdings, Inc	93,720
7,115	(a)	ODP Corp	128,995
39,020	(a)	Petco Health & Wellness Co, Inc	110,427
5,229		Upbound Group, Inc	131,248
4,410	(a)	Urban Outfitters, Inc	319,901

See Notes to Financial Statements	45

Portfolio of Investments June 30, 2025 (continued)

Small Cap Equity

SHARES		DESCRIPTION	VALUE

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
5,026	(a)	Victoria’s Secret & Co	$93,082
11,868	(a)	Warby Parker, Inc	260,265

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	2,279,490

		CONSUMER DURABLES & APPAREL - 1.3%
12,250	(a)	Figs, Inc	69,090
8,850		Leggett & Platt, Inc	78,942
21,429	(a)	Peloton Interactive, Inc	148,717
5,545	(a)	Taylor Morrison Home Corp	340,574
6,168	(a)	Tri Pointe Homes, Inc	197,068

		TOTAL CONSUMER DURABLES & APPAREL	834,391

		CONSUMER SERVICES - 4.5%
214	(a)	Biglari Holdings, Inc (B Shares)	62,533
1,003	(a)	BJ’s Restaurants, Inc	44,734
2,117	(a)	Brinker International, Inc	381,759
645		Carriage Services, Inc	29,502
16,866	(a)	Coursera, Inc	147,746
286	(a)	Duolingo, Inc	117,266
1,719	(a)	Everi Holdings, Inc	24,478
4,023	(a)	Frontdoor, Inc	237,116
10,923	(a)	Laureate Education, Inc	255,380
6,722	(a)	Life Time Group Holdings, Inc	203,878
1,678		Monarch Casino & Resort, Inc	145,046
6,240		Perdoceo Education Corp	203,986
14,376	(a)	Rush Street Interactive, Inc	214,202
2,124	(a)	Shake Shack, Inc	298,634
2,086		Strategic Education, Inc	177,581
1,453	(a)	Stride, Inc	210,961
10,771		Super Group SGHC Ltd	118,158
2,221	(a)	Universal Technical Institute, Inc	75,270

		TOTAL CONSUMER SERVICES	2,948,230

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.0%
2,938	(a)	Chefs’ Warehouse, Inc	187,474
2,779	(a)	Sprouts Farmers Market, Inc	457,534

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	645,008

		ENERGY - 5.1%
10,889		Archrock, Inc	270,374
8,002		Ardmore Shipping Corp	76,819
4,440		California Resources Corp	202,775
8,959	(a)	CNX Resources Corp	301,739
9,337		Delek US Holdings, Inc	197,758
2,930		Diversified Energy Co plc	42,983
3,289		Excelerate Energy, Inc	96,433
7,934		Golar LNG Ltd	326,801
11,220	(a)	Green Plains, Inc	67,657
3,661	(a)	Hallador Energy Co	57,954
3,799		Liberty Energy, Inc	43,612
6,960	(a)	Lightbridge Corp	93,055
8,752		Magnolia Oil & Gas Corp	196,745
12,327	(a)	NextDecade Corp	109,833
9,144	(a)	Oceaneering International, Inc	189,464
5,980	(a)	Oil States International, Inc	32,053
9,320	(a)	Par Pacific Holdings, Inc	247,260
20,504		Patterson-UTI Energy, Inc	121,589
1,576	(a)	Rex American Resources Corp	76,767
7,050	(a)	Sable Offshore Corp	154,959
9,850		Sitio Royalties Corp	181,043
7,525		SM Energy Co	185,943
5,156		Teekay Corp Ltd	42,537
9,200	(a)	Tetra Technologies, Inc	30,912

		TOTAL ENERGY	3,347,065

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.1%
7,039		American Assets Trust, Inc	139,020

46	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
1,988		American Healthcare REIT, Inc	$73,039
12,469		Broadstone Net Lease, Inc	200,127
7,113		Corporate Office Properties Trust	196,177
18,572		DiamondRock Hospitality Co	142,261
6,420		Douglas Emmett, Inc	96,557
18,640		Empire State Realty Trust, Inc	150,798
8,836		Essential Properties Realty Trust, Inc	281,957
5,537		Independence Realty Trust, Inc	97,949
6,842		InvenTrust Properties Corp	187,471
11,658		Kite Realty Group Trust	264,054
3,454		LTC Properties, Inc	119,543
1,144		National Health Investors, Inc	80,217
24,481		Paramount Group, Inc	149,334
7,957		Phillips Edison & Co, Inc	278,734
18,503		RLJ Lodging Trust	134,702
928		Ryman Hospitality Properties, Inc	91,566
7,149		Summit Hotel Properties, Inc	36,388
9,318		Tanger Factory Outlet Centers, Inc	284,944
10,692		Urban Edge Properties	199,513
7,949		Washington REIT	126,389

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	3,330,740

		FINANCIAL SERVICES - 6.4%
2,587		ARMOUR Residential REIT, Inc	43,488
4,969		Artisan Partners Asset Management, Inc	220,276
36,406	(c)	BGC Group, Inc	372,433
1,704	(a)	Dave, Inc	457,371
4,386		Enact Holdings, Inc	162,940
1,930	(a)	Encore Capital Group, Inc	74,710
5,510		Essent Group Ltd	334,622
8,937	(a)	Green Dot Corp	96,341
4,325		Jackson Financial, Inc	384,017
7,160	(a)	LendingClub Corp	86,135
3,179	(a)	LendingTree, Inc	117,846
1,773		Merchants Bancorp	58,633
6,400	(a)	NCR Corp ATM	182,592
7,439	(a)	NMI Holdings, Inc	313,851
8,320		P10, Inc	85,030
24,367		Pagseguro Digital Ltd	234,898
32,274	(a)	Payoneer Global, Inc	221,077
7,994		Radian Group, Inc	287,944
21,835	(a)	Repay Holdings Corp	105,245
3,638		Victory Capital Holdings, Inc	231,631
701		Virtus Investment Partners, Inc	127,161

		TOTAL FINANCIAL SERVICES	4,198,241

		FOOD, BEVERAGE & TOBACCO - 1.1%
1,650		Calavo Growers, Inc	43,873
2,754		Cal-Maine Foods, Inc	274,381
7,819		Dole plc	109,388
9,593		Primo Brands Corp	284,145

		TOTAL FOOD, BEVERAGE & TOBACCO	711,787

		HEALTH CARE EQUIPMENT & SERVICES - 6.5%
10,531	(a)	Alignment Healthcare, Inc	147,434
2,645	(a)	AMN Healthcare Services, Inc	54,672
8,479	(a)	Angiodynamics, Inc	84,112
6,196	(a)	AtriCure, Inc	203,043
8,230	(a)	BrightSpring Health Services, Inc	194,146
26,867	(a)	Brookdale Senior Living, Inc	186,994
3,887	(a)	Castle Biosciences, Inc	79,373
8,292		Concentra Group Holdings Parent, Inc	170,567
471	(a)	Corvel Corp	48,409
4,985	(a)	Fulgent Genetics, Inc	99,102
2,727	(a)	Guardant Health, Inc	141,913

See Notes to Financial Statements	47

Portfolio of Investments June 30, 2025 (continued)

Small Cap Equity

SHARES		DESCRIPTION	VALUE

		HEALTH CARE EQUIPMENT & SERVICES (continued)
9,078	(a)	Hims & Hers Health, Inc	$452,538
1,415	(a)	iRhythm Technologies, Inc	217,854
13,023	(a)	LifeMD, Inc	177,373
5,566	(a)	LifeStance Health Group, Inc	28,776
4,487	(a)	LivaNova plc	202,005
15,241	(a)	Neogen Corp	72,852
4,989	(a)	Novocure Ltd	88,804
3,751	(a)	Omnicell, Inc	110,279
5,094	(a)	Option Care Health, Inc	165,453
6,186	(a)	Pediatrix Medical Group, Inc	88,769
1,310	(a)	Pennant Group, Inc	39,104
6,247	(a)	Phreesia, Inc	177,790
9,587	(a)	Privia Health Group, Inc	220,501
8,617	(a)	Progyny, Inc	189,574
6,034		Select Medical Holdings Corp	91,596
7,225	(a)	Tandem Diabetes Care, Inc	134,674
15,910	(a)	Teladoc Health, Inc	138,576
1,501		US Physical Therapy, Inc	117,378
3,021	(a)	Waystar Holding Corp	123,468

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,247,129

		HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
1,851	(a)	BellRing Brands, Inc	107,228
1,414	(a)	Central Garden & Pet Co	49,745
10,737	(a)	Honest Co, Inc	54,651
1,450	(a)	USANA Health Sciences, Inc	44,269

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	255,893

		INSURANCE - 1.1%
2,449		Employers Holdings, Inc	115,544
8,767		Fidelis Insurance Holdings Ltd	145,357
8,656	(a)	Genworth Financial, Inc (Class A)	67,344
7,889	(a)	Hamilton Insurance Group Ltd	170,560
2,070	(a)	Kingstone Cos, Inc	31,899
855	(a)	Palomar Holdings, Inc	131,884
1,620		Universal Insurance Holdings, Inc	44,922

		TOTAL INSURANCE	707,510

		MATERIALS - 3.4%
27,498		Ardagh Metal Packaging S.A.	117,691
6,257		Avient Corp	202,164
1,906		Balchem Corp	303,435
958		Carpenter Technology Corp	264,772
4,233	(a)	Clearwater Paper Corp	115,307
36,096	(a)	Coeur Mining, Inc	319,811
5,387	(a)	Constellium SE	71,647
20,840		Hecla Mining Co	124,832
3,111	(a)	Intrepid Potash, Inc	111,156
1,818		Olympic Steel, Inc	59,249
5,718	(a)	Rayonier Advanced Materials, Inc	22,014
4,900		Schweitzer-Mauduit International, Inc	33,418
2,523		Sensient Technologies Corp	248,566
18,083	(a)	SSR Mining, Inc	230,377

		TOTAL MATERIALS	2,224,439

		MEDIA & ENTERTAINMENT - 2.1%
1,859	(a)	Cargurus, Inc	62,221
6,660	(a)	EverQuote, Inc	161,039
7,854		Gray Television, Inc	35,579
7,828	(a)	Grindr, Inc	177,695
16,550	(a)	Integral Ad Science Holding Corp	137,530
13,937	(a)	Lionsgate Studios Corp	80,974
11,503	(a)	Magnite, Inc	277,452
5,996	(a)	MediaAlpha, Inc	65,656
5,909	(a)	PubMatic, Inc	73,508
3,328	(a)	QuinStreet, Inc	53,581

48	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE
		MEDIA & ENTERTAINMENT (continued)
2,960	(a)	Sphere Entertainment Co	$123,728
3,242		TEGNA, Inc	54,336
2,955	(a)	Yelp, Inc	101,268
		TOTAL MEDIA & ENTERTAINMENT	1,404,567

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.4%
3,054	(a)	Acadia Pharmaceuticals, Inc	65,875
17,196	(a)	Adaptive Biotechnologies Corp	200,333
23,482	(a)	ADMA Biologics, Inc	427,607
40,050	(a)	Akebia Therapeutics, Inc	145,782
3,780	(a)	Akero Therapeutics, Inc	201,701
7,904	(a)	Alkermes plc	226,133
20,186	(a)	Amicus Therapeutics, Inc	115,666
19,488	(a)	Amneal Pharmaceuticals, Inc	157,658
5,299	(a),(b)	AnaptysBio, Inc	117,638
885	(a)	ANI Pharmaceuticals, Inc	57,746
35,349	(a)	Ardelyx, Inc	138,568
21,977	(a)	BioCryst Pharmaceuticals, Inc	196,914
3,087	(a)	Blueprint Medicines Corp	395,692
2,750	(a)	Brooks Automation, Inc	84,645
7,937	(a)	Catalyst Pharmaceuticals, Inc	172,233
5,860	(a)	ChromaDex Corp	84,443
11,237	(a)	CorMedix, Inc	138,440
14,140	(a)	Editas Medicine, Inc	31,108
8,752	(a)	Evolus, Inc	80,606
8,470	(a)	Innoviva, Inc	170,162
3,493	(a)	Insmed, Inc	351,535
33,221	(a)	MannKind Corp	124,247
4,426	(a)	Mirum Pharmaceuticals, Inc	225,239
8,789	(a)	Myriad Genetics, Inc	46,670
5,512	(a)	Pacira BioSciences, Inc	131,737
6,200	(a)	Personalis, Inc	40,672
16,530	(a)	Perspective Therapeutics, Inc	56,863
3,304		Phibro Animal Health Corp	84,384
6,335	(a)	PTC Therapeutics, Inc	309,401
8,848	(a),(b)	Recursion Pharmaceuticals, Inc	44,771
5,967	(a)	REGENXBIO, Inc	48,989
8,281	(a)	Sage Therapeutics, Inc	75,523
2,616	(a)	Tarsus Pharmaceuticals, Inc	105,974
15,951	(a)	Terns Pharmaceuticals, Inc	59,497
6,148	(a)	TG Therapeutics, Inc	221,266
11,476	(a)	Travere Therapeutics, Inc	169,845
4,900	(a)	Twist Bioscience Corp	180,271
3,809	(a)	Veracyte, Inc	102,957
27,318	(a)	Verve Therapeutics, Inc	306,781
22,759	(a)	Xeris Biopharma Holdings, Inc	106,285
9,132	(a)	Zymeworks, Inc	114,607
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,116,464

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%

24,861	(a)	Compass, Inc	156,127
14,754	(a)	Cushman & Wakefield plc	163,327
14,282		Newmark Group, Inc	173,526
		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	492,980

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
7,243	(a)	ACM Research, Inc	187,594
2,485	(a)	Ambarella, Inc	164,171
3,118	(a)	Credo Technology Group Holding Ltd	288,695
509	(a)	Impinj, Inc	56,535
1,540	(a)	PDF Solutions, Inc	32,925
6,489	(a)	Rambus, Inc	415,426
6,271	(a)	Semtech Corp	283,073

See Notes to Financial Statements	49

Portfolio of Investments June 30, 2025 (continued)

Small Cap Equity

SHARES		DESCRIPTION	VALUE

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
4,690	(a)	SMART Global Holdings, Inc	$92,909
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,521,328

		SOFTWARE & SERVICES - 6.4%

12,424	(a)	Amplitude, Inc	154,058
9,530	(a)	Asana, Inc	128,655
12,406	(a)	AvePoint, Inc	239,560
4,289	(a)	Braze, Inc	120,521
12,352	(a)	Clearwater Analytics Holdings, Inc	270,879
2,986	(a)	Commvault Systems, Inc	520,549
14,908	(a)	Freshworks, Inc	222,278
4,121	(a)	Intapp, Inc	212,726
8,665	(a)	Jamf Holding Corp	82,404
8,833	(a)	Pagaya Technologies Ltd	188,319
8,926	(a)	PagerDuty, Inc	136,389
11,122	(a)	Porch Group, Inc	131,128
7,417	(a)	PROS Holdings, Inc	116,150
1,483	(a)	Q2 Holdings, Inc	138,794
910	(a)	Qualys, Inc	130,012
6,874	(a)	Rapid7, Inc	158,996
7,912	(a)	SEMrush Holdings, Inc	71,604
6,792	(a)	Sprout Social, Inc	142,021
1,841	(a)	SPS Commerce, Inc	250,542
7,472	(a)	Tenable Holdings, Inc	252,404
2,715	(a)	Varonis Systems, Inc	137,786
3,668	(a)	Verint Systems, Inc	72,150
5,525	(a)	Weave Communications, Inc	45,968
857	(a)	Workiva, Inc	58,662
12,728	(a)	Zeta Global Holdings Corp	197,157
		TOTAL SOFTWARE & SERVICES	4,179,712

		TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%

29,177	(a)	CommScope Holding Co, Inc	241,585
3,326	(a)	Diebold Nixdorf, Inc	184,260
2,306	(a)	ePlus, Inc	166,262
12,727	(a)	Extreme Networks, Inc	228,450
1,457	(a)	Fabrinet	429,349
5,801	(a)	Knowles Corp	102,214
6,669	(a)	Netscout Systems, Inc	165,458
649	(a)	OSI Systems, Inc	145,934
6,678	(a)	Sanmina Corp	653,309
2,434	(a)	Scansource, Inc	101,765
1,715	(a),(b)	Super Micro Computer, Inc	84,052
8,909	(a)	TTM Technologies, Inc	363,665
10,398	(a)	Viasat, Inc	151,811
9,020		Vishay Intertechnology, Inc	143,238
15,321	(b)	Xerox Holdings Corp	80,742
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,242,094

		TELECOMMUNICATION SERVICES - 1.0%

2,816	(a)	Anterix, Inc	72,230
5,691	(a)	Bandwidth, Inc	90,487
8,410	(a)	Gogo, Inc	123,459
1,487		IDT Corp	101,592
57,662	(a)	Lumen Technologies, Inc	252,559
		TOTAL TELECOMMUNICATION SERVICES	640,327

		TRANSPORTATION - 1.2%

6,820		Costamare, Inc	62,130
4,983		Hub Group, Inc (Class A)	166,582
626		Matson, Inc	69,705
4,553	(a)	Skywest, Inc	468,822
		TOTAL TRANSPORTATION	767,239

		UTILITIES - 3.4%

1,454		Allete, Inc	93,158
5,636		Avista Corp	213,886

50	See Notes to Financial Statements

SHARES		DESCRIPTION			VALUE
		UTILITIES (continued)
4,773		Black Hills Corp			$267,765
7,634		Brookfield Infrastructure Corp			317,575
5,000		California Water Service Group			227,400
15,262	(a)	Hawaiian Electric Industries, Inc			162,235
4,521		NorthWestern Corp			231,927
3,483		SJW Corp			181,012
3,906		Southwest Gas Holdings Inc			290,567
2,637		Spire, Inc			192,475
1,429		Unitil Corp			74,522

		TOTAL UTILITIES			2,252,522

		TOTAL COMMON STOCKS (Cost $52,326,883)			64,048,894

		TOTAL LONG-TERM INVESTMENTS (Cost $52,326,883)			64,048,894

SHARES		DESCRIPTION	RATE		VALUE
		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
312,230	(d)	State Street Navigator Securities Lending Government Money Market Portfolio	4.350%(e)		312,230

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $312,230)			312,230

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		SHORT-TERM INVESTMENTS - 2.1%
		REPURCHASE AGREEMENT - 2.1%
$1,386,000	(f)	Fixed Income Clearing Corporation	4.350	07/01/25	1,386,000

		TOTAL REPURCHASE AGREEMENT			1,386,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,386,000)			1,386,000

		TOTAL INVESTMENTS - 100.7% (Cost $54,025,113)			65,747,124

		OTHER ASSETS & LIABILITIES, NET - (0.7)%			(450,598)

		NET ASSETS - 100.0%			$65,296,526

REIT	Real Estate Investment Trust

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $377,909.
(c)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d)	Investments made with cash collateral received from securities on loan.
(e)	The rate shown is the one-day yield as of the end of the reporting period.
(f)

Agreement with Fixed Income Clearing Corporation, 4.350% dated 6/30/25 to be repurchased at $1,386,167 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/34, valued at $1,413,791.

Investments in Derivatives

Futures Contracts - Long

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	10	09/19/25	$1,059,342	$1,095,850	$36,508

See Notes to Financial Statements	51

Portfolio of Investments June 30, 2025

Stock Index

(Unaudited)

SHARES		DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS - 99.1%
		COMMON STOCKS - 99.1%

		AUTOMOBILES & COMPONENTS - 1.8%

1,634	(a)	Adient plc	$31,798
1,752	(a)	American Axle & Manufacturing Holdings, Inc	7,148
3,197	(a)	Aptiv plc	218,099
3,319		BorgWarner, Inc	111,120
271	(a)	Cooper-Standard Holdings, Inc	5,826
1,652		Dana Inc	28,332
476	(a)	Dorman Products, Inc	58,391
57,420		Ford Motor Co	623,007
713	(a)	Fox Factory Holding Corp	18,495
890		Garrett Motion, Inc	9,354
14,145		General Motors Co	696,075
3,486		Gentex Corp	76,657
573	(a)	Gentherm, Inc	16,210
4,151	(a)	Goodyear Tire & Rubber Co	43,046
1,042		Harley-Davidson, Inc	24,591
377		LCI Industries	34,379
586		Lear Corp	55,658
16,361	(a),(b)	Lucid Group, Inc	34,522
772	(a)	Modine Manufacturing Co	76,042
571		Patrick Industries, Inc	52,686
817		Phinia, Inc	36,348
4,728	(a),(b)	QuantumScape Corp	31,772
11,551	(a),(b)	Rivian Automotive, Inc	158,711
2,129	(a),(b)	Solid Power, Inc	4,663
330		Standard Motor Products, Inc	10,138
40,997	(a)	Tesla, Inc	13,023,107
900	(b)	Thor Industries, Inc	79,929
496	(a)	Visteon Corp	46,277
486		Winnebago Industries, Inc	14,094
343	(a)	XPEL, Inc	12,314

		TOTAL AUTOMOBILES & COMPONENTS	15,638,789

		BANKS - 3.9%
254		1st Source Corp	15,766
95		ACNB Corp	4,070
197		Amalgamated Financial Corp	6,146
442		Amerant Bancorp, Inc	8,058
1,222		Ameris Bancorp	79,063
204		Arrow Financial Corp	5,390
1,508		Associated Banc-Corp	36,780
1,895		Atlantic Union Bankshares Corp	59,276
945	(a)	Axos Financial, Inc	71,858
1,824		Banc of California, Inc	25,627
446		Bancfirst Corp	55,135
814	(a)	Bancorp, Inc	46,374
117		Bank First Corp	13,765
99,116		Bank of America Corp	4,690,169
499		Bank of Hawaii Corp	33,697
174		Bank of Marin Bancorp	3,974
415		Bank of NT Butterfield & Son Ltd	18,376
1,270		Bank OZK	59,766
802		BankUnited, Inc	28,543
511		Banner Corp	32,781
219		Bar Harbor Bankshares	6,561
148		BayCom Corp	4,101
174		BCB Bancorp, Inc	1,465
641		Berkshire Hills Bancorp, Inc	16,051
298	(a)	Blue Foundry Bancorp	2,852
193		BOK Financial Corp	18,843

52	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		BANKS (continued)

385	(a)	Bridgewater Bancshares, Inc	$6,125
1,258		Brookline Bancorp, Inc	13,272
197		Burke & Herbert Financial Services Corp	11,767
324		Business First Bancshares, Inc	7,987
231		Byline Bancorp, Inc	6,175
3,491		Cadence Bank	111,642
238		Camden National Corp	9,658
693	(b)	Capital Bancorp, Inc	23,271
156		Capital City Bank Group, Inc	6,139
2,332		Capitol Federal Financial, Inc	14,225
641	(a)	Carter Bankshares, Inc	11,115
1,220		Cathay General Bancorp	55,547
470		Central Pacific Financial Corp	13,174
27,244		Citigroup, Inc	2,319,009
167		Citizens & Northern Corp	3,163
7,295		Citizens Financial Group, Inc	326,451
64	(b)	Citizens Financial Services, Inc	3,736
236		City Holding Co	28,891
157		Civista Bancshares, Inc	3,642
226		CNB Financial Corp	5,166
415	(a)	Coastal Financial Corp	40,201
163		Colony Bankcorp, Inc	2,685
2,254		Columbia Banking System, Inc	52,699
599	(a)	Columbia Financial, Inc	8,691
2,351		Comerica, Inc	140,237
1,755		Commerce Bancshares, Inc	109,108
1,009		Community Bank System, Inc	57,382
238		Community Trust Bancorp, Inc	12,595
588		ConnectOne Bancorp, Inc	13,618
890		Cullen/Frost Bankers, Inc	114,401
438	(a)	Customers Bancorp, Inc	25,728
2,357		CVB Financial Corp	46,645
611		Dime Community Bancshares, Inc	16,460
638		Eagle Bancorp, Inc	12,428
2,034		East West Bancorp, Inc	205,393
2,944		Eastern Bankshares, Inc	44,955
147		Enterprise Bancorp, Inc	5,827
424		Enterprise Financial Services Corp	23,362
161		Equity Bancshares, Inc	6,569
105		Esquire Financial Holdings, Inc	9,939
227		ESSA Bancorp, Inc	4,404
193		Farmers & Merchants Bancorp, Inc	4,879
378		Farmers National Banc Corp	5,213
560		FB Financial Corp	25,368
10,035		Fifth Third Bancorp	412,740
202		Financial Institutions, Inc	5,187
440		First Bancorp	19,400
2,142		First BanCorp	44,618
162		First Bancorp, Inc	4,116
354		First Bank	5,476
1,158		First Busey Corp	26,501
87		First Business Financial Services, Inc	4,407
151		First Citizens Bancshares, Inc (Class A)	295,427
1,371		First Commonwealth Financial Corp	22,251
242		First Community Bancshares, Inc	9,479
688		First Financial Bancorp	16,691
2,288		First Financial Bankshares, Inc	82,322
445	(a)	First Foundation, Inc	2,270
2,293		First Hawaiian, Inc	57,233
8,270		First Horizon National Corp	175,324
1,459		First Interstate BancSystem, Inc	42,048
285		First Merchants Corp	10,916

See Notes to Financial Statements	53

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE

		BANKS (continued)

93		First Mid Bancshares, Inc	$3,487
170	(a)	First Western Financial, Inc	3,835
177		Five Star Bancorp	5,052
358		Flushing Financial Corp	4,253
5,298		FNB Corp	77,245
2,673		Fulton Financial Corp	48,221
158	(a)	FVCBankcorp, Inc	1,864
325		German American Bancorp, Inc	12,516
1,648		Glacier Bancorp, Inc	70,996
26		Great Southern Bancorp, Inc	1,528
132		Greene County Bancorp, Inc	2,933
28		Guaranty Bancshares, Inc	1,188
1,685		Hancock Whitney Corp	96,719
484		Hanmi Financial Corp	11,945
1,147		HarborOne Bancorp, Inc	13,397
1,217		Heritage Commerce Corp	12,085
460		Heritage Financial Corp	10,966
1,168		Hilltop Holdings, Inc	35,449
22		Hingham Institution For Savings The	5,464
89		Home Bancorp, Inc	4,608
2,960		Home Bancshares, Inc	84,242
314	(a)	HomeStreet, Inc	4,104
265		HomeTrust Bancshares, Inc	9,914
1,956		Hope Bancorp, Inc	20,988
501		Horizon Bancorp, Inc	7,705
21,833		Huntington Bancshares, Inc	365,921
726		Independent Bank Corp	45,655
308		Independent Bank Corp	9,982
843		International Bancshares Corp	56,110
164		John Marshall Bancorp, Inc	3,039
40,537		JPMorgan Chase & Co	11,752,082
2,079		Kearny Financial Corp	13,430
14,139		Keycorp	246,301
525		Lakeland Financial Corp	32,261
485		Live Oak Bancshares, Inc	14,453
2,467		M&T Bank Corp	478,573
226		Mercantile Bank Corp	10,489
224		Metrocity Bankshares, Inc	6,402
101	(a)	Metropolitan Bank Holding Corp	7,070
129		Mid Penn Bancorp, Inc	3,638
324		Midland States Bancorp, Inc	5,612
169		MidWestOne Financial Group, Inc	4,862
142		MVB Financial Corp	3,199
535		National Bank Holdings Corp	20,121
243		National Bankshares, Inc	6,610
669		NBT Bancorp, Inc	27,797
3,872	(b)	New York Community Bancorp, Inc	41,043
140		Nicolet Bankshares, Inc	17,287
90		Northeast Bank	8,009
643		Northfield Bancorp, Inc	7,382
1,369		Northwest Bancshares, Inc	17,496
46,292	(a)	NU Holdings Ltd	635,126
714		OceanFirst Financial Corp	12,574
596		OFG Bancorp	25,509
3,793		Old National Bancorp	80,943
432		Old Second Bancorp, Inc	7,664
249		Origin Bancorp, Inc	8,899
111		Orrstown Financial Services, Inc	3,533
1,405		Pacific Premier Bancorp, Inc	29,631
205		Park National Corp	34,288
126		Parke Bancorp, Inc	2,567
513		Pathward Financial, Inc	40,589

54	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		BANKS (continued)
144		PCB Bancorp	$3,021
259		Peapack Gladstone Financial Corp	7,317
532		Peoples Bancorp, Inc	16,247
101		Peoples Financial Services Corp	4,986
1,330		Pinnacle Financial Partners, Inc	146,845
226	(a)	Pioneer Bancorp, Inc	2,719
5,833		PNC Financial Services Group, Inc	1,087,388
420	(a)	Ponce Financial Group, Inc	5,813
973		Popular, Inc	107,234
188		Preferred Bank	16,270
169		Primis Financial Corp	1,834
965		Prosperity Bancshares, Inc	67,782
1,724		Provident Financial Services, Inc	30,222
190		QCR Holdings, Inc	12,901
104	(b)	RBB Bancorp	1,790
91		Red River Bancshares, Inc	5,342
13,998		Regions Financial Corp	329,233
970		Renasant Corp	34,852
146		Republic Bancorp, Inc (Class A)	10,674
540		S&T Bancorp, Inc	20,423
977		Seacoast Banking Corp of Florida	26,985
726		ServisFirst Bancshares, Inc	56,272
130		Shore Bancshares, Inc	2,044
192		Sierra Bancorp	5,700
1,550		Simmons First National Corp (Class A)	29,388
116		SmartFinancial, Inc	3,918
138		South Plains Financial, Inc	4,974
101	(a)	Southern First Bancshares, Inc	3,841
86		Southern Missouri Bancorp, Inc	4,711
432		Southside Bancshares, Inc	12,714
1,748		SouthState Corp	160,868
522		Stellar Bancorp, Inc	14,606
346	(c)	Sterling Bancorp, Inc	3
421		Stock Yards Bancorp, Inc	33,251
2,625		Synovus Financial Corp	135,844
932	(a)	Texas Capital Bancshares, Inc	74,001
143		TFS Financial Corp	1,852
192	(a)	Third Coast Bancshares, Inc	6,273
229		Tompkins Trustco, Inc	14,365
996		Towne Bank	34,043
618		Trico Bancshares	25,023
513	(a)	Triumph Financial, Inc	28,271
19,754		Truist Financial Corp	849,224
277		TrustCo Bank Corp NY	9,257
1,035		Trustmark Corp	37,736
920		UMB Financial Corp	96,747
1,802		United Bankshares, Inc	65,647
1,315		United Community Banks, Inc	39,174
364		Univest Financial Corp	10,935
22,502		US Bancorp	1,018,216
328		USCB Financial Holdings, Inc	5,425
6,140		Valley National Bancorp	54,830
1,054		Veritex Holdings, Inc	27,509
741		Washington Federal, Inc	21,696
232		Washington Trust Bancorp, Inc	6,561
2,747		Webster Financial Corp	149,986
47,681		Wells Fargo & Co	3,820,202
517		WesBanco, Inc	16,353
239		West Bancorporation, Inc	4,692
533		Westamerica Bancorporation	25,819
1,585		Western Alliance Bancorp	123,598
940		Wintrust Financial Corp	116,541

See Notes to Financial Statements	55

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE

		BANKS (continued)
1,054		WSFS Financial Corp	$57,970
2,395		Zions Bancorporation	124,396
		TOTAL BANKS	34,461,040

		CAPITAL GOODS - 6.8%
2,107	(a)	3D Systems Corp	3,245
7,936		3M Co	1,208,177
1,763		A.O. Smith Corp	115,600
1,086		Aaon, Inc	80,093
511	(a)	AAR Corp	35,152
384		Acuity Brands, Inc	114,563
1,058		Advanced Drainage Systems, Inc	121,522
1,906		Aecom Technology Corp	215,111
407	(a)	Aerovironment, Inc	115,975
149	(a)	AerSale Corp	895
840		AGCO Corp	86,654
1,501		Air Lease Corp	87,793
148		Alamo Group, Inc	32,320
620		Albany International Corp (Class A)	43,481
1,896	(a)	Allegheny Technologies, Inc	163,701
1,145		Allegion plc	165,017
197		Allied Motion Technologies, Inc	7,153
1,313		Allison Transmission Holdings, Inc	124,722
330	(b)	Alta Equipment Group, Inc	2,086
512	(a)	Ameresco, Inc	7,777
520	(a)	American Superconductor Corp	19,079
254	(a)	American Woodmark Corp	13,556
3,256		Ametek, Inc	589,206
3,356	(a)	API Group Corp	171,324
438		Apogee Enterprises, Inc	17,783
567		Applied Industrial Technologies, Inc	131,799
7,557	(a)	Archer Aviation, Inc	81,993
619		Arcosa, Inc	53,673
244		Argan, Inc	53,797
564		Armstrong World Industries, Inc	91,616
2,492	(a),(b)	Array Technologies, Inc	14,703
334		Astec Industries, Inc	13,924
340	(a)	Astronics Corp	11,383
587		Atkore, Inc	41,413
1,242		Atmus Filtration Technologies, Inc	45,234
1,070	(a)	Axon Enterprise, Inc	885,896
2,171	(a)	AZEK Co, Inc	117,994
406		AZZ, Inc	38,359
2,944	(a)	Bloom Energy Corp	70,420
494	(a)	Blue Bird Corp	21,321
166	(a)	BlueLinx Holdings, Inc	12,347
10,582	(a)	Boeing Co	2,217,246
597		Boise Cascade Co	51,832
145	(a)	Bowman Consulting Group Ltd	4,169
287		Brookfield Business Corp	8,954
1,655	(a)	Builders FirstSource, Inc	193,122
1,363		BWX Technologies, Inc	196,354
221	(a)	Byrna Technologies, Inc	6,824
228		Cadre Holdings, Inc	7,262
652		Carlisle Cos, Inc	243,457
11,803		Carrier Global Corp	863,862
6,764		Caterpillar, Inc	2,625,852
669	(a)	Chart Industries, Inc	110,151
11,796		CNH Industrial NV	152,876
413		Columbus McKinnon Corp	6,307
516		Comfort Systems USA, Inc	276,684
708		Concrete Pumping Holdings, Inc	4,354
596	(a)	Construction Partners, Inc	63,343

56	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE
		CAPITAL GOODS (continued)
2,541	(a)	Core & Main, Inc	$153,349
775		Crane Co	147,165
225		CSW Industrials, Inc	64,537
1,950		Cummins, Inc	638,625
616		Curtiss-Wright Corp	300,947
688	(a),(b)	Custom Truck One Source, Inc	3,399
3,594		Deere & Co	1,827,513
1,637	(a)	DNOW, Inc	24,277
1,516		Donaldson Co, Inc	105,135
347		Douglas Dynamics, Inc	10,226
1,933		Dover Corp	354,184
160	(a)	Ducommun, Inc	13,221
240	(a)	DXP Enterprises, Inc	21,036
352	(a)	Dycom Industries, Inc	86,025
5,750		Eaton Corp plc	2,052,692
692		EMCOR Group, Inc	370,144
8,334		Emerson Electric Co	1,111,172
738	(a)	Energy Recovery, Inc	9,432
917		Enerpac Tool Group Corp	37,194
413		EnerSys	35,423
2,221	(a),(b)	Enovix Corp	22,965
330		EnPro Industries, Inc	63,212
3,077	(a),(b)	Eos Energy Enterprises, Inc	15,754
752		Esab Corp	90,654
458		ESCO Technologies, Inc	87,876
749	(a)	Everus Construction Group, Inc	47,584
16,750		Fastenal Co	703,500
867		Federal Signal Corp	92,266
2,845		Ferguson Enterprises, Inc	619,499
2,325		Flowserve Corp	121,714
503	(a),(b)	Fluence Energy, Inc	3,375
2,585	(a)	Fluor Corp	132,533
4,971		Fortive Corp	259,138
1,891		Fortune Brands Innovations, Inc	97,349
719		Franklin Electric Co, Inc	64,523
1,534		FTAI Aviation Ltd	176,471
2,911	(a)	Gates Industrial Corp plc	67,040
491		GATX Corp	75,398
3,992		GE Vernova, Inc	2,112,367
915	(a)	Generac Holdings, Inc	131,037
3,705		General Dynamics Corp	1,080,600
15,368		General Electric Co	3,955,570
567	(a)	Gibraltar Industries, Inc	33,453
187		Global Industrial Co	5,051
517	(a)	GMS, Inc	56,224
368		Gorman-Rupp Co	13,513
2,391		Graco, Inc	205,554
696		Granite Construction, Inc	65,083
890	(a)	Great Lakes Dredge & Dock Corp	10,849
183		Greenbrier Cos, Inc	8,427
552		Griffon Corp	39,948
2,020	(a)	Hayward Holdings, Inc	27,876
627		HEICO Corp	205,656
1,117		HEICO Corp (Class A)	289,024
629		Helios Technologies, Inc	20,990
459		Herc Holdings, Inc	60,446
1,145		Hexcel Corp	64,681
1,406		Hillenbrand, Inc	28,218
1,910	(a)	Hillman Solutions Corp	13,637
9,369		Honeywell International, Inc	2,181,853
5,973		Howmet Aerospace, Inc	1,111,754
789		Hubbell, Inc	322,235

See Notes to Financial Statements	57

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE

		CAPITAL GOODS (continued)

699	(a)	Hudson Technologies, Inc	$5,676

625		Huntington Ingalls Industries, Inc	150,913

1,987	(a),(b)	Hyliion Holdings Corp	2,623

158		Hyster-Yale Materials Handling, Inc	6,285

1,168		IDEX Corp	205,066

137	(a)	IES Holdings, Inc	40,584

4,264		Illinois Tool Works, Inc	1,054,274

5,893		Ingersoll Rand, Inc	490,180

289		Insteel Industries, Inc	10,754

1,437	(a)	Intuitive Machines, Inc	15,620

1,125		ITT, Inc	176,434

2,008	(a)	Janus International Group, Inc	16,345

1,178	(a)	JELD-WEN Holding, Inc	4,618

595		John Bean Technologies Corp	71,555

9,623		Johnson Controls International plc	1,016,381

166		Kadant, Inc	52,697

172		Karat Packaging, Inc	4,844

135	(a)	Karman Holdings, Inc	6,800

1,307		Kennametal, Inc	30,009

1,903	(a)	Kratos Defense & Security Solutions, Inc	88,394

2,737		L3Harris Technologies, Inc	686,549

192	(a)	Lawson Products, Inc	5,274

469		Lennox International, Inc	268,850

1,065		Leonardo DRS, Inc	49,501

153	(a)	Limbach Holdings, Inc	21,435

829		Lincoln Electric Holdings, Inc	171,868

165		Lindsay Corp	23,801

549	(a)	Loar Holdings, Inc	47,307

3,053		Lockheed Martin Corp	1,413,966

385		LSI Industries, Inc	6,549

478		Luxfer Holdings plc	5,822

539	(a)	Manitowoc Co, Inc	6,479

3,278		Masco Corp	210,972

863	(a)	Mastec, Inc	147,081

2,359	(a)	Masterbrand, Inc	25,784

379		McGrath RentCorp	43,949

952	(a)	Mercury Computer Systems, Inc	51,275

2,687	(a),(b)	Microvast Holdings, Inc	9,754

820	(a)	Middleby Corp	118,080

168		Miller Industries, Inc	7,469

361		Moog, Inc (Class A)	65,330

1,441	(a)	MRC Global, Inc	19,756

524		MSC Industrial Direct Co (Class A)	44,550

1,438		Mueller Industries, Inc	114,278

2,381		Mueller Water Products, Inc (Class A)	57,239

301	(a)	MYR Group, Inc	54,616

362	(a)	NANO Nuclear Energy, Inc	12,485

76		National Presto Industries, Inc	7,445

2,497	(a)	Newpark Resources, Inc	21,249

2,162	(a)	NEXTracker, Inc	117,548

815		Nordson Corp	174,712

1,990		Northrop Grumman Corp	994,960

149	(a)	Northwest Pipe Co	6,110

1,795	(a),(b)	NuScale Power Corp	71,010

2,708		nVent Electric plc	198,361

44		Omega Flex, Inc	1,425

954		Oshkosh Corp	108,317

5,862		Otis Worldwide Corp	580,455

1,236		Owens Corning, Inc	169,975

7,682		PACCAR, Inc	730,251

291		Park Aerospace Corp	4,298

1,874		Parker-Hannifin Corp	1,308,933

58	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		CAPITAL GOODS (continued)

2,300		Pentair plc	$236,118

9,728	(a),(b)	Plug Power, Inc	14,495

141		Powell Industries, Inc	29,673

86	(a)	Power Solutions International, Inc	5,562

51		Preformed Line Products Co	8,150

729		Primoris Services Corp	56,818

509	(a)	Proto Labs, Inc	20,380

492		Quanex Building Products Corp	9,299

2,186		Quanta Services, Inc	826,483

7,409	(a),(b)	QXO, Inc	159,590

1,657	(a)	Ralliant Corp	80,348

405	(a)	RBC Bearings, Inc	155,844

402	(a),(b)	Redwire Corp	6,553

1,033		Regal-Beloit Corp	149,744

2,451	(a)	Resideo Technologies, Inc	54,069

562		REV Group, Inc	26,746

5,598	(a),(b)	Rocket Lab Corp	200,240

1,621		Rockwell Automation, Inc	538,448

19,576		RTX Corp	2,858,488

216		Rush Enterprises, Inc	11,336

1,036		Rush Enterprises, Inc (Class A)	53,364

2,324		Sensata Technologies Holding plc	69,976

2,761	(a)	Shoals Technologies Group, Inc	11,734

514		Shyft Group, Inc	6,446

537		Simpson Manufacturing Co, Inc	83,401

727	(a)	SiteOne Landscape Supply, Inc	87,923

785		Snap-On, Inc	244,276

1,891	(a)	Spirit Aerosystems Holdings, Inc (Class A)	72,142

647	(a)	SPX Technologies, Inc	108,489

1,578	(a)	StandardAero, Inc	49,944

195		Standex International Corp	30,514

2,281		Stanley Black & Decker, Inc	154,538

394	(a)	Sterling Construction Co, Inc	90,908

3,438	(a)	Sunrun, Inc	28,123

328		Tecnoglass, Inc	25,374

268		Tennant Co	20,765

939		Terex Corp	43,842

2,639		Textron, Inc	211,885

509	(a)	Thermon Group Holdings, Inc	14,293

881		Timken Co	63,917

638	(a)	Titan International, Inc	6,552

282	(a),(b)	Titan Machinery, Inc	5,586

1,203		Toro Co	85,028

3,263		Trane Technologies plc	1,427,269

121	(a)	Transcat, Inc	10,401

812		TransDigm Group, Inc	1,234,760

1,561	(a)	Trex Co, Inc	84,887

642		Trinity Industries, Inc	17,340

1,063	(a)	Triumph Group, Inc	27,372

553	(a)	Tutor Perini Corp	25,869

901		UFP Industries, Inc	89,523

965		United Rentals, Inc	727,031

156	(a)	V2X, Inc	7,574

262		Valmont Industries, Inc	85,561

5,469		Vertiv Holdings Co	702,274

339	(a)	Vicor Corp	15,377

637		W.W. Grainger, Inc	662,633

918		Wabash National Corp	9,758

535		Watsco, Inc	236,267

406		Watts Water Technologies, Inc (Class A)	99,831

605		WESCO International, Inc	112,046

2,492		Westinghouse Air Brake Technologies Corp	521,700

See Notes to Financial Statements	59

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE

		CAPITAL GOODS (continued)

37		Willis Lease Finance Corp	$5,283

2,174		WillScot Mobile Mini Holdings Corp	59,568

893		Woodward Inc	218,865

702		Worthington Enterprises, Inc	44,675

576	(a)	Xometry, Inc	19,463

3,543		Xylem, Inc	458,322

2,011		Zurn Elkay Water Solutions Corp	73,542

		TOTAL CAPITAL GOODS	60,040,814

		COMMERCIAL & PROFESSIONAL SERVICES - 1.5%

1,238		ABM Industries, Inc	58,446

1,696		ACCO Brands Corp	6,072

1,880	(a)	ACV Auctions, Inc	30,494

7,145		Alight, Inc	40,441

1,964	(a),(b)	Amentum Holdings, Inc	46,370

343	(a)	Asure Software, Inc	3,348

5,976		Automatic Data Processing, Inc	1,842,998

440		Barrett Business Services, Inc	18,344

261	(a),(b)	BlackSky Technology, Inc	5,371

1,951		Booz Allen Hamilton Holding Corp	203,158

329	(a)	BrightView Holdings, Inc	5,478

599		Brink’s Co	53,485

1,631		Broadridge Financial Solutions, Inc	396,382

343	(a)	CACI International, Inc (Class A)	163,508

801	(a)	Casella Waste Systems, Inc (Class A)	92,419

778	(a)	CBIZ, Inc	55,790

375	(a)	CECO Environmental Corp	10,616

2,239	(a)	Ceridian HCM Holding, Inc	124,018

270	(a)	Cimpress plc	12,690

5,070		Cintas Corp	1,129,951

3,616	(a),(b)	Clarivate plc	15,549

706	(a)	Clean Harbors, Inc	163,213

177	(b)	Compx International, Inc	4,703

448	(b)	Concentrix Corp	23,679

3,045	(a)	Conduent, Inc	8,039

12,759	(a)	Copart, Inc	626,084

2,056	(a)	CoreCivic, Inc	43,320

128		CRA International, Inc	23,983

520		CSG Systems International, Inc	33,961

754		Deluxe Corp	11,996

633	(a)	Driven Brands Holdings, Inc	11,116

3,839		Dun & Bradstreet Holdings, Inc	34,897

394		Ennis, Inc	7,147

1,834		Equifax, Inc	475,685

2,555	(a)	ExlService Holdings, Inc	111,883

645		Exponent, Inc	48,188

804	(a)	First Advantage Corp	13,354

178	(a)	Forrester Research, Inc	1,762

148	(a)	Franklin Covey Co	3,377

524	(a)	FTI Consulting, Inc	84,626

2,244		Genpact Ltd	98,758

1,830	(a)	GEO Group, Inc	43,829

1,393	(a)	Harsco Corp	12,091

1,153	(a)	Healthcare Services Group	17,330

286		Heidrick & Struggles International, Inc	13,087

1,168		Herman Miller, Inc	22,683

757		HNI Corp	37,229

334	(a)	Huron Consulting Group, Inc	45,938

282		ICF International, Inc	23,888

404	(a),(b)	Innodata, Inc	20,693

674		Insperity, Inc	40,521

961		Interface, Inc	20,114

1,852		Jacobs Solutions, Inc	243,445

60	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE
		COMMERCIAL & PROFESSIONAL SERVICES (continued)
2,016		KBR, Inc	$96,647
654		Kelly Services, Inc (Class A)	7,658
366		Kforce, Inc	15,054
1,048		Korn/Ferry International	76,850
1,550	(a)	Legalzoom.com, Inc	13,811
1,894		Leidos Holdings, Inc	298,797
484	(a)	Liquidity Services, Inc	11,418
931		Manpower, Inc	37,612
902		MAXIMUS, Inc	63,320
361	(a)	Montrose Environmental Group, Inc	7,902
529		MSA Safety, Inc	88,623
896	(a)	NV5 Global, Inc	20,689
2,200	(a)	OPENLANE, Inc	53,790
633	(a)	Parsons Corp	45,430
4,689		Paychex, Inc	682,062
737		Paycom Software, Inc	170,542
665	(a)	Paylocity Holding Corp	120,491
2,896		Pitney Bowes, Inc	31,595
2,398	(a)	Planet Labs PBC	14,628
2,533		RB Global, Inc	268,979
2,995		Republic Services, Inc	738,597
514		Resources Connection, Inc	2,760
1,790		Robert Half International, Inc	73,480
3,886		Rollins, Inc	219,248
822		Science Applications International Corp	92,565
2,991		SS&C Technologies Holdings, Inc	247,655
1,776		Steelcase, Inc (Class A)	18,524
4,060		Tetra Tech, Inc	145,998
3,000		TransUnion	264,000
480		TriNet Group, Inc	35,107
645	(a)	TrueBlue, Inc	4,180
369		TTEC Holdings, Inc	1,775
237		Unifirst Corp	44,608
1,953	(a)	Upwork, Inc	26,248
3,580		Veralto Corp	361,401
2,049		Verisk Analytics, Inc	638,264
2,291	(a)	Verra Mobility Corp	58,169
2,027		Vestis Corp	11,615
209		VSE Corp	27,375
5,417		Waste Management, Inc	1,239,518
116	(a)	Willdan Group, Inc	7,251
684	(a)	WNS Holdings Ltd	43,256
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	13,113,039

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.5%
426	(a),(b)	1-800-FLOWERS.COM, Inc (Class A)	2,096
780	(a)	Abercrombie & Fitch Co (Class A)	64,623
1,229		Academy Sports & Outdoors, Inc	55,071
887	(b)	Advance Auto Parts, Inc	41,237
288		A-Mark Precious Metals, Inc	6,388
139,712	(a)	Amazon.com, Inc	30,651,416
2,547		American Eagle Outfitters, Inc	24,502
122	(a)	America’s Car-Mart, Inc	6,837
758	(a)	Arhaus, Inc	6,572
1,783	(b)	Arko Corp	7,542
238	(a)	Asbury Automotive Group, Inc	56,772
396	(a)	Autonation, Inc	78,665
245	(a)	Autozone, Inc	909,496
1,577	(a)	BARK, Inc	1,387
2,789		Bath & Body Works, Inc	83,558
2,879		Best Buy Co, Inc	193,267
455	(a)	Boot Barn Holdings, Inc	69,160
526		Buckle, Inc	23,854

See Notes to Financial Statements	61

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE
		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
200		Build-A-Bear Workshop, Inc	$10,312
945	(a)	Burlington Stores, Inc	219,845
331		Caleres, Inc	4,045
670		Camping World Holdings, Inc	11,517
2,317	(a)	Carmax, Inc	155,726
1,862	(a)	Carvana Co	627,420
2,902	(a)	Chewy, Inc	123,683
17,607	(a)	Coupang, Inc	527,506
892		Designer Brands, Inc	2,123
825		Dick’s Sporting Goods, Inc	163,193
77	(b)	Dillard’s, Inc (Class A)	32,173
6,957		eBay, Inc	518,018
1,599	(a)	Etsy, Inc	80,206
1,181	(a),(b)	EVgo, Inc	4,311
739	(a)	Five Below, Inc	96,942
1,672	(a)	Floor & Decor Holdings, Inc	127,005
1,404	(a)	Foot Locker, Inc	34,398
5,773	(a)	GameStop Corp (Class A)	140,803
3,094		Gap, Inc	67,480
127	(a)	Genesco, Inc	2,501
2,011		Genuine Parts Co	243,954
363	(a)	GigaCloud Technology, Inc	7,180
208		Group 1 Automotive, Inc	90,836
339	(a),(b)	Groupon, Inc	11,340
286		Haverty Furniture Cos, Inc	5,820
14,476		Home Depot, Inc	5,307,481
1,622		Kohl’s Corp	13,755
221	(a)	Lands’ End, Inc	2,367
381		Lithia Motors, Inc (Class A)	128,709
3,494		LKQ Corp	129,313
8,157		Lowe’s Cos, Inc	1,809,794
4,222		Macy’s, Inc	49,229
389	(a)	MarineMax, Inc	9,779
566		Monro Muffler, Inc	8,439
276		Murphy USA, Inc	112,277
1,406	(a)	National Vision Holdings, Inc	32,352
740	(a)	ODP Corp	13,416
827	(a)	Ollie’s Bargain Outlet Holdings, Inc	108,982
180	(a),(b)	OneWater Marine, Inc	2,410
12,525	(a)	O’Reilly Automotive, Inc	1,128,878
752	(a)	Overstock.com, Inc	5,174
256		Penske Auto Group, Inc	43,983
1,122	(a),(b)	Petco Health & Wellness Co, Inc	3,175
531		Pool Corp	154,776
1,291	(a)	RealReal, Inc	6,184
610	(a)	Revolve Group, Inc	12,230
219	(a)	RH	41,393
4,735		Ross Stores, Inc	604,091
1,437	(a)	Sally Beauty Holdings, Inc	13,307
406		Shoe Carnival, Inc	7,596
583		Signet Jewelers Ltd	46,378
441	(a),(b)	Sleep Number Corp	2,979
345		Sonic Automotive, Inc (Class A)	27,576
1,508	(a)	Stitch Fix, Inc	5,580
1,347	(a)	ThredUp, Inc	10,089
16,259		TJX Cos, Inc	2,007,824
7,677		Tractor Supply Co	405,115
673	(a)	Ulta Beauty, Inc	314,843
941		Upbound Group, Inc	23,619
760	(a)	Urban Outfitters, Inc	55,130
1,485	(a)	Valvoline, Inc	56,237
1,365	(a)	Victoria’s Secret & Co	25,280

62	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE
		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
1,287	(a)	Warby Parker, Inc	$28,224
1,297	(a)	Wayfair, Inc	66,329
203		Weyco Group, Inc	6,731
1,754		Williams-Sonoma, Inc	286,551
37		Winmark Corp	13,972
314	(a)	Zumiez, Inc	4,164
		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	48,726,491

		CONSUMER DURABLES & APPAREL - 0.8%
338		Acushnet Holdings Corp	24,613
2,031	(a)	Amer Sports, Inc	78,722
1,083	(a),(b)	AMMO, Inc	1,386
285	(a)	Beazer Homes USA, Inc	6,375
539	(a)	BK LC Lux Finco 2 Sarl	26,508
974		Brunswick Corp	53,804
2,097	(a)	Callaway Golf Co	16,881
1,736	(a)	Capri Holdings Ltd	30,727
450		Carter’s, Inc	13,558
132	(a)	Cavco Industries, Inc	57,345
279		Century Communities, Inc	15,713
307		Clarus Corp	1,065
604		Columbia Sportswear Co	36,892
761		Cricut, Inc	5,152
817	(a)	Crocs, Inc	82,746
2,236	(a)	Deckers Outdoor Corp	230,464
4,274		DR Horton, Inc	551,004
197	(a),(b)	Dream Finders Homes, Inc	4,951
327		Ethan Allen Interiors, Inc	9,107
2,133	(a)	Figs, Inc	12,030
389	(a)	Funko, Inc	1,852
2,304	(a)	Garmin Ltd	480,891
682	(a)	G-III Apparel Group Ltd	15,277
426	(a)	Green Brick Partners, Inc	26,787
6,162	(a)	Hanesbrands, Inc	28,222
1,790		Hasbro, Inc	132,138
444	(a)	Helen of Troy Ltd	12,601
81	(a)	Hovnanian Enterprises, Inc	8,469
379		Installed Building Products, Inc	68,341
75		Johnson Outdoors, Inc	2,270
451		KB Home	23,889
811		Kontoor Brands, Inc	53,502
706	(a)	Latham Group, Inc	4,504
696		La-Z-Boy, Inc	25,870
2,404		Leggett & Platt, Inc	21,444
3,434		Lennar Corp (Class A)	379,835
16		Lennar Corp (Class B)	1,684
43	(a)	LGI Homes, Inc	2,215
223	(a)	Lovesac Co	4,059
1,540	(a)	Lululemon Athletica, Inc	365,873
301	(a)	M/I Homes, Inc	33,748
287	(a)	Malibu Boats, Inc	8,995
156		Marine Products Corp	1,328
295	(a),(b)	MasterCraft Boat Holdings, Inc	5,481
4,838	(a)	Mattel, Inc	95,405
1,058		Meritage Homes Corp	70,854
694	(a)	Mohawk Industries, Inc	72,759
227		Movado Group, Inc	3,462
6,236		Newell Rubbermaid, Inc	33,674
16,840		Nike, Inc (Class B)	1,196,314
44	(a)	NVR, Inc	324,969
3,016	(a)	On Holding AG.	156,983
276		Oxford Industries, Inc	11,109
4,992	(a)	Peloton Interactive, Inc	34,644

See Notes to Financial Statements	63

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE

		CONSUMER DURABLES & APPAREL (continued)

365		Polaris Industries, Inc	$14,837
3,194		Pulte Homes, Inc	336,839
766		PVH Corp	52,548
607		Ralph Lauren Corp	166,488
200		Rocky Brands, Inc	4,438
1,024	(a)	SharkNinja Global SPV Ltd	101,366
2,043	(a)	Skechers U.S.A., Inc (Class A)	128,913
703	(a)	Skyline Champion Corp	44,015
840		Smith & Wesson Brands, Inc	7,291
2,102	(a)	Sonos, Inc	22,723
1,383		Steven Madden Ltd	33,164
272		Sturm Ruger & Co, Inc	9,765
3,111		Tapestry, Inc	273,177
1,140	(a)	Taylor Morrison Home Corp	70,019
2,622		Tempur Sealy International, Inc	178,427
1,447		Toll Brothers, Inc	165,146
449	(a)	TopBuild Corp	145,359
194	(a)	Traeger, Inc	332
707	(a)	Tri Pointe Homes, Inc	22,589
3,425	(a)	Under Armour, Inc (Class A)	23,393
3,626	(a)	Under Armour, Inc (Class C)	23,533
5,338		VF Corp	62,721
646	(b)	Whirlpool Corp	65,517
1,465		Wolverine World Wide, Inc	26,487
1,421	(a)	YETI Holdings, Inc	44,790
		TOTAL CONSUMER DURABLES & APPAREL	6,992,368

		CONSUMER SERVICES - 2.4%
700	(a)	Accel Entertainment, Inc	8,239
4,138		ADT, Inc	35,049
586	(a)	Adtalem Global Education, Inc	74,557
6,291	(a)	Airbnb, Inc	832,551
202	(a)	American Public Education, Inc	6,153
4,054		Aramark	169,741
17	(a)	Biglari Holdings, Inc (B Shares)	4,968
356	(a)	BJ’s Restaurants, Inc	15,878
1,539		Bloomin’ Brands, Inc	13,251
477		Booking Holdings, Inc	2,761,467
1,079		Boyd Gaming Corp	84,410
804	(a)	Bright Horizons Family Solutions, Inc	99,366
615	(a)	Brinker International, Inc	110,903
3,464	(a)	Caesars Entertainment, Inc	98,343
14,994	(a)	Carnival Corp	421,631
234		Carriage Services, Inc	10,703
1,368	(a)	Cava Group, Inc	115,227
702	(b)	Cheesecake Factory	43,987
19,648	(a)	Chipotle Mexican Grill, Inc (Class A)	1,103,235
430	(b)	Choice Hotels International, Inc	54,558
947		Churchill Downs, Inc	95,647
1,836	(a)	Coursera, Inc	16,083
463	(b)	Cracker Barrel Old Country Store, Inc	28,280
1,711		Darden Restaurants, Inc	372,947
539	(a)	Dave & Buster’s Entertainment, Inc	16,213
1,168	(a)	Denny’s Corp	4,789
266		Dine Brands Global Inc.	6,472
496		Domino’s Pizza, Inc	223,498
5,163	(a)	DoorDash, Inc	1,272,731
6,847	(a)	DraftKings, Inc	293,668
542	(a)	Duolingo, Inc	222,231
1,616	(a)	Dutch Bros, Inc	110,486
302	(a)	El Pollo Loco Holdings, Inc	3,325
281	(a)	European Wax Center, Inc	1,582
1,316	(a)	Everi Holdings, Inc	18,740

64	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		CONSUMER SERVICES (continued)
1,834		Expedia Group, Inc	$309,359
2,457	(a)	Flutter Entertainment plc	702,112
1,135	(a)	Frontdoor, Inc	66,897
2,710	(a)	Genius Sports Ltd	28,184
1,807	(a),(b)	Global Business Travel Group I	11,384
229		Golden Entertainment, Inc	6,739
58		Graham Holdings Co	54,878
410	(a)	Grand Canyon Education, Inc	77,490
2,195		H&R Block, Inc	120,484
1,409	(a),(b)	Hilton Grand Vacations, Inc	58,516
3,426		Hilton Worldwide Holdings, Inc	912,481
573	(b)	Hyatt Hotels Corp	80,019
357	(a)	Inspired Entertainment, Inc	2,917
1,684		International Game Technology plc	26,624
431	(b)	Jack in the Box, Inc	7,525
1,311	(b)	Krispy Kreme, Inc	3,815
89	(a),(b)	Kura Sushi USA, Inc	7,661
4,770		Las Vegas Sands Corp	207,543
1,806	(a)	Laureate Education, Inc	42,224
1,730	(a)	Life Time Group Holdings, Inc	52,471
1,373	(a)	Light & Wonder, Inc	132,165
283	(a)	Lincoln Educational Services Corp	6,523
464	(a)	Lindblad Expeditions Holdings, Inc	5,415
3,261		Marriott International, Inc (Class A)	890,938
418		Marriott Vacations Worldwide Corp	30,226
491		Matthews International Corp (Class A)	11,740
10,464		McDonald’s Corp	3,057,267
3,190	(a)	MGM Resorts International	109,704
844	(a)	Mister Car Wash, Inc	5,072
173		Monarch Casino & Resort, Inc	14,954
911	(a),(b)	Nerdy, Inc	1,485
6,767	(a)	Norwegian Cruise Line Holdings Ltd	137,235
1,026		OneSpaWorld Holdings Ltd	20,920
565	(b)	Papa John’s International, Inc	27,651
2,314	(a),(b)	Penn National Gaming, Inc	41,351
1,137		Perdoceo Education Corp	37,169
1,210	(a)	Planet Fitness, Inc	131,950
525	(a),(b)	Portillo’s, Inc	6,127
592	(a)	Potbelly Corp	7,252
142		RCI Hospitality Holdings, Inc	5,413
924		Red Rock Resorts, Inc	48,076
4,162		Restaurant Brands International, Inc	275,899
3,597		Royal Caribbean Cruises Ltd	1,126,365
822	(a)	Rush Street Interactive, Inc	12,248
5,391	(a)	Sabre Corp	17,036
764	(a),(b)	SeaWorld Entertainment, Inc	36,023
613	(a),(b)	Serve Robotics, Inc	7,013
2,052		Service Corp International	167,033
596	(a)	Shake Shack, Inc	83,798
1,080	(b)	Six Flags Entertainment Corp	32,864
16,694		Starbucks Corp	1,529,671
403		Strategic Education, Inc	34,307
644	(a)	Stride, Inc	93,502
1,928		Super Group SGHC Ltd	21,150
1,443	(a),(b)	Sweetgreen, Inc	21,472
877	(a),(b)	Target Hospitality Corp	6,244
913		Texas Roadhouse, Inc (Class A)	171,105
776		Travel & Leisure Co	40,049
1,149	(a)	Udemy, Inc	8,077
434	(a)	Universal Technical Institute, Inc	14,708
600	(b)	Vail Resorts, Inc	94,278
440	(a)	Viad Corp	12,685

See Notes to Financial Statements	65

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE

		CONSUMER SERVICES (continued)

2,538	(a)	Viking Holdings Ltd	$135,250
2,362		Wendy’s Co	26,974
398		Wingstop, Inc	134,023
1,311		Wyndham Hotels & Resorts, Inc	106,466
1,274		Wynn Resorts Ltd	119,336
268	(a)	Xponential Fitness, Inc	2,007
4,156		Yum! Brands, Inc	615,836
		TOTAL CONSUMER SERVICES	21,204,284

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%

5,179		Albertsons Cos, Inc	111,400
418		Andersons, Inc	15,361
1,935	(a)	BJ’s Wholesale Club Holdings, Inc	208,651
550		Casey’s General Stores, Inc	280,648
515	(a)	Chefs’ Warehouse, Inc	32,862
6,474		Costco Wholesale Corp	6,408,872
3,152		Dollar General Corp	360,526
3,015	(a)	Dollar Tree, Inc	298,606
1,460	(a)	Grocery Outlet Holding Corp	18,133
626	(a)	HF Foods Group, Inc	1,991
213		Ingles Markets, Inc (Class A)	13,500
9,003		Kroger Co	645,785
2,675	(a)	Maplebear, Inc	121,017
286		Natural Grocers by Vitamin Cottage, Inc	11,226
2,414	(a)	Performance Food Group Co	211,153
385		Pricesmart, Inc	40,440
584		SpartanNash Co	15,470
1,482	(a)	Sprouts Farmers Market, Inc	243,996
7,149		Sysco Corp	541,465
6,655		Target Corp	656,516
943	(a)	United Natural Foods, Inc	21,981
3,115	(a)	US Foods Holding Corp	239,886
127		Village Super Market (Class A)	4,890
9,068		Walgreens Boots Alliance, Inc	104,101
63,579		Walmart, Inc	6,216,755
218		Weis Markets, Inc	15,803
		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	16,841,034

		ENERGY - 3.1%

5,480		Antero Midstream Corp	103,846
4,251	(a)	Antero Resources Corp	171,230
5,314		APA Corp	97,193
2,039		Archrock, Inc	50,628
667		Ardmore Shipping Corp	6,403
271		Aris Water Solution, Inc	6,409
937	(b)	Atlas Energy Solutions, Inc	12,528
14,797		Baker Hughes Co	567,317
1,892		Berry Corp	5,241
3,755	(b)	Borr Drilling Ltd	6,872
351	(a)	Bristow Group, Inc	11,573
10,702		Cabot Oil & Gas Corp	271,617
845		Cactus, Inc	36,943
912		California Resources Corp	41,651
868	(a)	Calumet, Inc	13,675
243	(a),(b)	Centrus Energy Corp	44,513
3,416		ChampionX Corp	84,854
3,259		Cheniere Energy, Inc	793,632
3,168		Chesapeake Energy Corp	370,466
23,802		Chevron Corp	3,408,208
845		Chord Energy Corp	81,838
966		Civitas Resources, Inc	26,584
2,877	(a)	Clean Energy Fuels Corp	5,610
2,191	(a)	CNX Resources Corp	73,793
1,500	(a),(b)	Comstock Resources, Inc	41,505

66	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		ENERGY (continued)

18,686		ConocoPhillips	$1,676,882

809		Core Laboratories, Inc	9,320

692		Core Natural Resources, Inc	48,260

1,895		Crescent Energy Co	16,297

583		CVR Energy, Inc	15,654

1,373		Delek US Holdings, Inc	29,080

9,048		Devon Energy Corp	287,817

2,136		DHT Holdings, Inc	23,090

2,815		Diamondback Energy, Inc	386,781

626		Diversified Energy Co plc	9,183

333	(a)	DMC Global, Inc	2,684

395		Dorian LPG Ltd	9,630

1,673		DT Midstream, Inc	183,879

165	(a),(b)	Empire Petroleum Corp	871

2,241	(a),(b)	Encore Energy Corp	6,409

2,496	(a),(b)	Energy Fuels, Inc	14,352

8,251		EOG Resources, Inc	986,902

8,868		EQT Corp	517,182

275		Excelerate Energy, Inc	8,063

1,226	(a)	Expro Group Holdings NV	10,531

63,184		Exxon Mobil Corp	6,811,235

408		FLEX LNG Ltd	8,968

226	(a)	Forum Energy Technologies, Inc	4,400

400		FutureFuel Corp	1,552

1,122		Golar LNG Ltd	46,215

842	(a)	Green Plains, Inc	5,077

179	(a)	Gulfport Energy Operating Corp	36,009

345	(a)	Hallador Energy Co	5,461

11,949		Halliburton Co	243,521

2,743	(a)	Helix Energy Solutions Group, Inc	17,116

1,274		Helmerich & Payne, Inc	19,314

4,227		Hess Corp	585,609

2,393		HF Sinclair Corp	98,305

110	(b)	HighPeak Energy, Inc	1,078

582	(a)	Innovex International, Inc	9,091

275		International Seaways, Inc	10,032

29,005		Kinder Morgan, Inc	852,747

465		Kinetik Holdings, Inc	20,483

553		Kodiak Gas Services, Inc	18,951

6,795	(a)	Kosmos Energy Ltd	11,687

2,207		Liberty Energy, Inc	25,336

2,448		Magnolia Oil & Gas Corp	55,031

767	(a)	Mammoth Energy Services, Inc	2,148

4,571		Marathon Petroleum Corp	759,289

1,395		Matador Resources Co	66,569

1,623		Murphy Oil Corp	36,518

146	(a),(b)	Nabors Industries Ltd	4,091

75		Nacco Industries, Inc (Class A)	3,323

1,716	(a)	NextDecade Corp	15,290

2,086		Noble Corp plc	55,383

3,490	(b)	Nordic American Tankers Ltd	9,179

1,326		Northern Oil and Gas, Inc	37,592

5,678		NOV, Inc	70,578

9,895		Occidental Petroleum Corp	415,689

1,532	(a)	Oceaneering International, Inc	31,743

1,209	(a)	Oil States International, Inc	6,480

8,837		ONEOK, Inc	721,364

3,516		Ovintiv, Inc	133,784

677	(a)	Par Pacific Holdings, Inc	17,961

5,496		Patterson-UTI Energy, Inc	32,591

1,808		PBF Energy, Inc	39,179

1,975		Peabody Energy Corp	26,505

See Notes to Financial Statements	67

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE

		ENERGY (continued)

9,481		Permian Resources Corp	$129,131

6,002		Phillips 66	716,039

1,367	(a)	ProPetro Holding Corp	8,161

4,095		Range Resources Corp	166,544

475		Ranger Energy Services, Inc	5,672

276	(a)	Rex American Resources Corp	13,444

151		Riley Exploration Permian, Inc	3,961

1,202		RPC, Inc	5,686

966	(a)	Sable Offshore Corp	21,233

532		SandRidge Energy, Inc	5,756

19,926		Schlumberger Ltd	673,499

477		Scorpio Tankers, Inc	18,665

649	(a)	SEACOR Marine Holdings, Inc	3,310

1,139	(a)	Seadrill Ltd	29,899

988		Select Water Solutions, Inc	8,536

1,567	(b)	SFL Corp Ltd	13,053

1,209		Sitio Royalties Corp	22,221

743		SM Energy Co	18,360

678		Solaris Oilfield Infrastructure, Inc	19,181

1,711	(a)	Talos Energy, Inc	14,509

3,258		Targa Resources Corp	567,153

6,518		TechnipFMC plc	224,480

1,069		Teekay Corp Ltd	8,819

376		Teekay Tankers Ltd	15,687

2,062	(a)	Tetra Technologies, Inc	6,928

282		Texas Pacific Land Corp	297,902

854	(a)	Tidewater, Inc	39,395

5,024	(a),(b)	Transocean Ltd	13,012

4,698	(a),(b)	Uranium Energy Corp	31,946

1,000		Vaalco Energy, Inc	3,610

993	(a),(b)	Valaris Ltd	41,815

4,627		Valero Energy Corp	621,961

1,275		Viper Energy Partners LP	48,616

279	(a),(b)	Vital Energy, Inc	4,489

433	(b)	Vitesse Energy, Inc	9,565

2,083	(b)	W&T Offshore, Inc	3,437

774		Weatherford International plc	38,940

17,994		Williams Cos, Inc	1,130,203

1,068		World Fuel Services Corp	30,278

		TOTAL ENERGY	26,984,566

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%

1,492		Acadia Realty Trust	27,706

1,175		Agree Realty Corp	85,845

1,192		Alexander & Baldwin, Inc	21,253

57		Alexander’s, Inc	12,843

2,524		Alexandria Real Estate Equities, Inc	183,318

357		Alpine Income Property Trust, Inc	5,251

714		American Assets Trust, Inc	14,102

2,047		American Healthcare REIT, Inc	75,207

4,773		American Homes 4 Rent	172,162

6,901		American Tower Corp	1,525,259

4,437		Americold Realty Trust, Inc	73,787

1,848		Apartment Investment and Management Co	15,985

2,947		Apple Hospitality REIT, Inc	34,391

1,769		Armada Hoffler Properties, Inc	12,153

1,970		AvalonBay Communities, Inc	400,895

2,348		Boston Properties, Inc	158,420

1,429		Braemar Hotels & Resorts, Inc	3,501

2,649		Brandywine Realty Trust	11,364

4,252		Brixmor Property Group, Inc	110,722

2,559		Broadstone Net Lease, Inc	41,072

572		BRT Apartments Corp	8,946

68	See Notes to Financial Statements

SHARES	DESCRIPTION	VALUE

	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)

1,599	Camden Property Trust	$180,191

2,085	CareTrust REIT, Inc	63,801

493	CBL & Associates Properties, Inc	12,517

275	Centerspace	16,552

919	Chatham Lodging Trust	6,405

707	City Office REIT, Inc	3,775

588	Clipper Realty, Inc	2,158

544	Community Healthcare Trust, Inc	9,047

1,123	Corporate Office Properties Trust	30,972

2,578	Cousins Properties, Inc	77,417

6,420	Crown Castle, Inc	659,527

273	CTO Realty Growth, Inc	4,712

3,658	CubeSmart	155,465

1,290	Curbline Properties Corp	29,451

3,453	DiamondRock Hospitality Co	26,450

4,778	Digital Realty Trust, Inc	832,949

5,068	Diversified Healthcare Trust	18,143

2,323	Douglas Emmett, Inc	34,938

570	Easterly Government Properties, Inc	12,654

673	EastGroup Properties, Inc	112,472

3,012	Empire State Realty Trust, Inc	24,367

787	EPR Properties	45,851

1,405	Equinix, Inc	1,117,635

2,701	Equity Lifestyle Properties, Inc	166,571

5,586	Equity Residential	376,999

2,334	Essential Properties Realty Trust, Inc	74,478

896	Essex Property Trust, Inc	253,926

3,159	Extra Space Storage, Inc	465,763

729	Farmland Partners, Inc	8,391

1,347	Federal Realty Investment Trust	127,952

1,998	First Industrial Realty Trust, Inc	96,164

1,235	Four Corners Property Trust, Inc	33,234

3,355	Gaming and Leisure Properties, Inc	156,611

763	Getty Realty Corp	21,089

475	Gladstone Commercial Corp	6,807

687	Gladstone Land Corp	6,987

1,151	Global Medical REIT, Inc	7,976

3,106	Global Net Lease, Inc	23,450

6,024	Healthcare Realty Trust, Inc	95,541

10,142	Healthpeak Properties, Inc	177,586

1,796	Highwoods Properties, Inc	55,838

9,517	Host Hotels & Resorts Inc	146,181

2,438	Hudson Pacific Properties, Inc	6,680

3,525	Independence Realty Trust, Inc	62,357

1,204	Industrial Logistics Properties Trust	5,478

439	Innovative Industrial Properties, Inc	24,242

1,140	InvenTrust Properties Corp	31,236

8,599	Invitation Homes, Inc	282,047

4,395	Iron Mountain, Inc	450,795

2,053	JBG SMITH Properties	35,517

1,970	Kilroy Realty Corp	67,591

9,833	Kimco Realty Corp	206,690

3,663	Kite Realty Group Trust	82,967

1,307	Lamar Advertising Co	158,618

2,203	Lexington Realty Trust	18,197

768	Lineage, Inc	33,423

431	LTC Properties, Inc	14,917

3,615	Macerich Co	58,491

1,437	Mack-Cali Realty Corp	21,397

9,560	Medical Properties Trust, Inc	41,204

1,755	Mid-America Apartment Communities, Inc	259,758

2,065	Millrose Properties, Inc	58,873

See Notes to Financial Statements	69

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
460		National Health Investors, Inc	$32,255
2,749		National Retail Properties, Inc	118,702
1,216		National Storage Affiliates Trust	38,900
215	(a)	NET Lease Office Properties	6,998
1,149		NETSTREIT Corp	19,453
1,120		NexPoint Diversified Real Estate Trust	4,693
478		NexPoint Residential Trust, Inc	15,927
3,987		Omega Healthcare Investors, Inc	146,124
254		One Liberty Properties, Inc	6,060
1,605		Outfront Media, Inc	26,194
3,099		Paramount Group, Inc	18,904
2,538		Park Hotels & Resorts, Inc	25,964
554		Peakstone Realty Trust	7,318
2,135		Pebblebrook Hotel Trust	21,329
1,776		Phillips Edison & Co, Inc	62,213
2,219		Piedmont Office Realty Trust, Inc	16,177
445		Plymouth Industrial REIT, Inc	7,147
255		Postal Realty Trust, Inc	3,756
1,459		PotlatchDeltic Corp	55,982
13,534		Prologis, Inc	1,422,694
2,331		Public Storage, Inc	683,962
1,674		Rayonier, Inc	37,129
12,822		Realty Income Corp	738,675
2,644		Regency Centers Corp	188,332
3,142		Rexford Industrial Realty, Inc	111,761
1,824		RLJ Lodging Trust	13,279
875		Ryman Hospitality Properties, Inc	86,336
3,697		Sabra Health Care REIT, Inc	68,173
571		Safehold, Inc	8,885
370		Saul Centers, Inc	12,632
1,572		SBA Communications Corp	369,168
2,237		Service Properties Trust	5,346
659		Sila Realty Trust, Inc	15,599
4,726		Simon Property Group, Inc	759,752
645		SITE Centers Corp	7,295
1,013		SL Green Realty Corp	62,705
2,713		STAG Industrial, Inc	98,428
2,137		Summit Hotel Properties, Inc	10,877
1,974		Sun Communities, Inc	249,691
4,344		Sunstone Hotel Investors, Inc	37,706
1,735		Tanger Factory Outlet Centers, Inc	53,056
1,413		Terreno Realty Corp	79,227
4,667		UDR, Inc	190,554
567		UMH Properties, Inc	9,520
3,661		Uniti Group, Inc	15,816
198		Universal Health Realty Income Trust	7,914
2,537		Urban Edge Properties	47,340
6,423		Ventas, Inc	405,612
14,973		VICI Properties, Inc	488,120
3,062		Vornado Realty Trust	117,091
1,848		Washington REIT	29,383
9,278	(d)	Welltower, Inc	1,426,307
11,281		Weyerhaeuser Co	289,809
550		Whitestone REIT	6,864
2,793		WP Carey, Inc	174,227
2,302		Xenia Hotels & Resorts, Inc	28,936
		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	19,685,950

		FINANCIAL SERVICES - 8.4%
906	(a)	Acacia Research (Acacia Technologies)	3,243
488		Affiliated Managers Group, Inc	96,024
3,902	(a)	Affirm Holdings, Inc	269,784
10,726		AGNC Investment Corp	98,572

70	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		FINANCIAL SERVICES (continued)
243		Alerus Financial Corp	$5,259
4,438		Ally Financial, Inc	172,860
8,062		American Express Co	2,571,617
1,392		Ameriprise Financial, Inc	742,952
253		Angel Oak Mortgage REIT, Inc	2,383
7,406		Annaly Capital Management, Inc	139,381
2,943		Apollo Commercial Real Estate Finance, Inc	28,488
6,095		Apollo Global Management, Inc	864,698
2,387		Arbor Realty Trust, Inc	25,541
645		Ares Commercial Real Estate Corp	3,077
2,756		Ares Management Corp	477,339
281		ARMOUR Residential REIT, Inc	4,724
870		Artisan Partners Asset Management, Inc	38,567
123	(a)	Atlanticus Holdings Corp	6,734
2,445	(a)	AvidXchange Holdings, Inc	23,937
461		Banco Latinoamericano de Exportaciones S.A. (Class E)	18,578
10,556		Bank of New York Mellon Corp	961,757
26,815	(a)	Berkshire Hathaway, Inc	13,025,923
5,076		BGC Group, Inc	51,927
2,183		BlackRock, Inc	2,290,513
2,460		Blackstone Mortgage Trust, Inc	47,355
10,535		Blackstone, Inc	1,575,825
8,025	(a)	Block, Inc	545,138
7,723		Blue Owl Capital, Inc	148,359
829		Bread Financial Holdings, Inc	47,352
642		Brightsphere Investment Group, Inc	22,624
1,289		BrightSpire Capital, Inc	6,509
4,881		Brookfield Asset Management Ltd	269,822
3,022		Burford Capital Ltd	43,094
1,450		Cannae Holdings, Inc	30,232
923	(a)	Cantaloupe, Inc	10,144
9,238		Capital One Financial Corp	1,965,477
3,299		Carlyle Group, Inc	169,569
222		Cass Information Systems, Inc	9,646
1,493		Cboe Global Markets, Inc	348,183
24,472		Charles Schwab Corp	2,232,825
152		Chicago Atlantic Real Estate Finance, Inc	2,122
1,022		Chimera Investment Corp	14,175
1,435		Claros Mortgage Trust, Inc	4,090
5,278		CME Group, Inc	1,454,722
461		Cohen & Steers, Inc	34,736
2,990	(a)	Coinbase Global, Inc	1,047,965
797		Compass Diversified Trust	5,005
326	(a)	Consumer Portfolio Services, Inc	3,205
3,855		Corebridge Financial, Inc	136,852
972	(a)	Corpay, Inc	322,529
79	(a),(b)	Credit Acceptance Corp	40,245
132	(a)	Dave, Inc	35,430
49		Diamond Hill Investment Group, Inc	7,120
2,419		DigitalBridge Group, Inc	25,037
461	(a)	Donnelley Financial Solutions, Inc	28,421
258		Dynex Capital, Inc	3,153
718		Ellington Financial, Inc	9,327
375		Enact Holdings, Inc	13,931
502	(a)	Encore Capital Group, Inc	19,432
370	(a)	Enova International, Inc	41,262
4,607		Equitable Holdings, Inc	258,453
1,475		Essent Group Ltd	89,577
728	(a)	Euronet Worldwide, Inc	73,805
638		Evercore Partners, Inc (Class A)	172,273
941		EVERTEC, Inc	33,923
541		Factset Research Systems, Inc	241,978

See Notes to Financial Statements	71

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE

		FINANCIAL SERVICES (continued)
139		Federal Agricultural Mortgage Corp	$27,005
7,802		Fidelity National Information Services, Inc	635,161
556		FirstCash Holdings, Inc	75,138
8,108	(a)	Fiserv, Inc	1,397,900
1,440	(a)	Flywire Corp	16,848
137	(a),(b)	Forge Global Holdings, Inc	2,608
1,010		Franklin BSP Realty Trust, Inc	10,797
3,439		Franklin Resources, Inc	82,020
224	(a)	Freedom Holding Corp	32,715
257		GCM Grosvenor, Inc	2,971
3,688		Global Payments, Inc	295,188
4,437		Goldman Sachs Group, Inc	3,140,287
905	(a)	Green Dot Corp	9,756
562		Hamilton Lane, Inc	79,871
1,655		Hannon Armstrong Sustainable Infrastructure Capital, Inc	44,453
796		Houlihan Lokey, Inc	143,240
6,412		Interactive Brokers Group, Inc (Class A)	355,289
8,228		Intercontinental Exchange, Inc	1,509,591
339	(a)	International Money Express, Inc	3,421
6,004		Invesco Ltd	94,683
366		Invesco Mortgage Capital, Inc	2,869
1,116		Jack Henry & Associates, Inc	201,070
911		Jackson Financial, Inc	80,888
2,276		Janus Henderson Group plc	88,400
2,648		Jefferies Financial Group, Inc	144,819
10,029		KKR & Co, Inc	1,334,158
648		KKR Real Estate Finance Trust, Inc	5,683
1,766		Ladder Capital Corp	18,984
1,898		Lazard, Inc	91,066
1,618	(a)	LendingClub Corp	19,465
196	(a)	LendingTree, Inc	7,266
1,109		LPL Financial Holdings, Inc	415,842
310		Marex Group plc	12,236
528		MarketAxess Holdings, Inc	117,924
7,301	(a)	Marqeta, Inc	42,565
11,893		Mastercard, Inc (Class A)	6,683,152
232		Merchants Bancorp	7,672
2,131		MFA Financial, Inc	20,159
3,558		MGIC Investment Corp	99,055
877		Moelis & Co	54,655
2,307		Moody’s Corp	1,157,168
16,735		Morgan Stanley	2,357,292
392		Morningstar, Inc	123,061
845	(a)	Mr Cooper Group, Inc	126,082
1,102		MSCI, Inc (Class A)	635,567
6,024		Nasdaq Stock Market, Inc	538,666
1,245		Navient Corp	17,554
1,156	(a)	NCR Corp ATM	32,981
212		Nelnet, Inc (Class A)	25,677
410	(a)	NerdWallet, Inc	4,498
1,613		New York Mortgage Trust, Inc	10,807
298		NewtekOne, Inc	3,361
131		Nexpoint Real Estate Finance, Inc	1,806
1,272	(a)	NMI Holdings, Inc	53,666
2,878		Northern Trust Corp	364,902
148	(a)	Ocwen Financial Corp	5,649
1,689		OneMain Holdings, Inc	96,273
1,687	(a)	Open Lending Corp	3,273
402		Orchid Island Capital, Inc	2,818
600		P10, Inc	6,132
3,227		Pagseguro Digital Ltd	31,108
245		Patria Investments Ltd	3,445

72	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE
		FINANCIAL SERVICES (continued)
3,424	(a)	Payoneer Global, Inc	$23,454
14,231	(a)	PayPal Holdings, Inc	1,057,648
652	(a),(b)	Paysafe Ltd	8,228
1,316	(a)	Paysign Inc	9,475
399		PennyMac Financial Services, Inc	39,756
1,723		PennyMac Mortgage Investment Trust	22,158
904		Perella Weinberg Partners	17,556
273		Piper Jaffray Cos	75,878
397		PJT Partners, Inc	65,509
719	(a)	PRA Group, Inc	10,605
675		PROG Holdings, Inc	19,811
1,751		Radian Group, Inc	63,071
2,725		Raymond James Financial, Inc	417,933
1,941		Ready Capital Corp	8,482
1,612		Redwood Trust, Inc	9,527
143		Regional Management Corp	4,177
2,189	(a)	Remitly Global, Inc	41,088
1,337	(a)	Repay Holdings Corp	6,444
6,918		Rithm Capital Corp	78,104
10,731	(a)	Robinhood Markets, Inc	1,004,744
2,233	(b)	Rocket Cos, Inc	31,664
4,475		S&P Global, Inc	2,359,623
1,255		SEI Investments Co	112,774
213	(a)	Sezzle, Inc	38,180
854	(a),(b)	Shift4 Payments, Inc	84,640
184		Silvercrest Asset Management Group, Inc	2,918
3,536		SLM Corp	115,945
15,128	(a)	SoFi Technologies, Inc	275,481
3,745		Starwood Property Trust, Inc	75,162
4,343		State Street Corp	461,835
809		StepStone Group, Inc	44,900
1,604		Stifel Financial Corp	166,463
3,904	(a)	StoneCo Ltd	62,620
541	(a)	StoneX Group, Inc	49,307
41		Sunrise Realty Trust, Inc	435
474		SWK Holdings Corp	6,987
5,840		Synchrony Financial	389,762
3,029		T Rowe Price Group, Inc	292,299
6,729	(a)	Toast, Inc	298,027
867		TPG RE Finance Trust, Inc	6,693
1,440		TPG, Inc	75,528
1,734		Tradeweb Markets, Inc	253,858
1,156		Two Harbors Investment Corp	12,450
1,255	(a)	Upstart Holdings, Inc	81,173
1,161		UWM Holdings Corp	4,807
208	(a)	Velocity Financial, Inc	3,856
544		Victory Capital Holdings, Inc	34,636
1,409		Virtu Financial, Inc	63,109
115		Virtus Investment Partners, Inc	20,861
24,876		Visa, Inc (Class A)	8,832,224
1,567		Voya Financial, Inc	111,257
543		Walker & Dunlop, Inc	38,271
384		Waterstone Financial, Inc	5,303
5,021		Western Union Co	42,277
530	(a)	WEX, Inc	77,852
1,867		WisdomTree, Inc	21,489
90	(a)	World Acceptance Corp	14,861
6,368		XP, Inc	128,634
		TOTAL FINANCIAL SERVICES	74,205,265

		FOOD, BEVERAGE & TOBACCO - 2.2%
176		Alico, Inc	5,752
24,803		Altria Group, Inc	1,454,200

See Notes to Financial Statements	73

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE
		FOOD, BEVERAGE & TOBACCO (continued)
6,926		Archer-Daniels-Midland Co	$365,554
1,190	(b)	B&G Foods, Inc (Class A)	5,034
980	(a),(b)	Beyond Meat, Inc	3,420
157	(a)	Boston Beer Co, Inc (Class A)	29,957
349	(a),(b)	BRC, Inc	457
711		Brown-Forman Corp (Class A)	19,531
2,220		Brown-Forman Corp (Class B)	59,740
1,774		Bunge Global S.A.	142,417
345		Calavo Growers, Inc	9,174
610		Cal-Maine Foods, Inc	60,774
2,625		Campbell Soup Co	80,456
2,463	(a)	Celsius Holdings, Inc	114,259
56,705		Coca-Cola Co	4,011,879
671		Coca-Cola Consolidated Inc	74,917
5,931		ConAgra Brands, Inc	121,408
1,956		Constellation Brands, Inc (Class A)	318,202
2,102	(a)	Darling International, Inc	79,750
751		Dole plc	10,506
2,984		Flowers Foods, Inc	47,684
499		Fresh Del Monte Produce, Inc	16,178
722	(a)	Freshpet, Inc	49,067
7,741		General Mills, Inc	401,061
1,593	(a)	Hain Celestial Group, Inc	2,421
2,193		Hershey Co	363,928
4,050		Hormel Foods Corp	122,512
877		Ingredion, Inc	118,939
1,388	(a),(b)	Ispire Technology, Inc	3,553
277		J&J Snack Foods Corp	31,415
1,619		J.M. Smucker Co	158,986
199		John B Sanfilippo & Son, Inc	12,585
3,688		Kellogg Co	293,307
17,944		Keurig Dr Pepper, Inc	593,229
12,706		Kraft Heinz Co	328,069
2,143		Lamb Weston Holdings, Inc	111,115
364		Lancaster Colony Corp	62,888
302		Limoneira Co	4,726
3,655		McCormick & Co, Inc	277,122
203		MGP Ingredients, Inc	6,084
926	(a)	Mission Produce, Inc	10,853
2,211		Molson Coors Brewing Co (Class B)	106,327
19,330		Mondelez International, Inc	1,303,615
10,374	(a)	Monster Beverage Corp	649,827
366	(a)	National Beverage Corp	15,826
19,998		PepsiCo, Inc	2,640,536
22,846		Philip Morris International, Inc	4,160,942
538		Pilgrim’s Pride Corp	24,199
770	(a)	Post Holdings, Inc	83,953
3,184		Primo Brands Corp	94,310
4		Seaboard Corp	11,445
134	(a)	Seneca Foods Corp	13,592
1,484	(a)	Simply Good Foods Co	46,880
1,555	(a)	SunOpta, Inc	9,019
964	(a)	TreeHouse Foods, Inc	18,721
190		Turning Point Brands, Inc	14,396
4,102		Tyson Foods, Inc (Class A)	229,466
318		Universal Corp	18,520
803		Utz Brands, Inc	10,078
454	(a)	Vita Coco Co, Inc	16,389
420	(a)	Vital Farms, Inc	16,178

74	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE
		FOOD, BEVERAGE & TOBACCO (continued)
1,057	(b)	WK Kellogg Co	$16,849
		TOTAL FOOD, BEVERAGE & TOBACCO	19,484,177

		HEALTH CARE EQUIPMENT & SERVICES - 4.1%
25,371		Abbott Laboratories	3,450,710
911	(a)	Acadia Healthcare Co, Inc	20,671
1,473	(a)	Accuray, Inc	2,018
1,314	(a)	AdaptHealth Corp	12,391
230	(a)	Addus HomeCare Corp	26,494
4,406	(a)	agilon health, Inc	10,134
1,015	(a)	Align Technology, Inc	192,170
1,430	(a)	Alignment Healthcare, Inc	20,020
1,508	(a)	Alphatec Holdings, Inc	16,739
448	(a)	Amedisys, Inc	44,079
2,525		AmerisourceBergen Corp	757,121
740	(a)	AMN Healthcare Services, Inc	15,296
563	(a)	Angiodynamics, Inc	5,585
640	(a)	Apollo Medical Holdings, Inc	15,923
673	(a)	AtriCure, Inc	22,054
725	(a)	Avanos Medical, Inc	8,874
2,914	(a)	Aveanna Healthcare Holdings, Inc	15,240
560	(a)	Axogen, Inc	6,076
7,747		Baxter International, Inc	234,579
4,164		Becton Dickinson & Co	717,249
21,544	(a)	Boston Scientific Corp	2,314,041
961	(a)	BrightSpring Health Services, Inc	22,670
2,873	(a)	Brookdale Senior Living, Inc	19,996
3,501		Cardinal Health, Inc	588,168
373	(a)	Castle Biosciences, Inc	7,617
7,053	(a)	Centene Corp	382,837
1,866	(a)	Certara, Inc	21,832
2,819	(a)	Cerus Corp	3,975
223		Chemed Corp	108,585
3,924		Cigna Group	1,297,196
5,253	(a)	Clover Health Investments Corp	14,656
1,354	(b)	Concentra Group Holdings Parent, Inc	27,852
422		Conmed Corp	21,978
2,978	(a)	Cooper Cos, Inc	211,914
489	(a)	Corvel Corp	50,259
544	(a)	Cross Country Healthcare, Inc	7,099
480	(a)	CryoLife, Inc	14,928
210	(a),(b)	CVRx, Inc	1,235
18,458		CVS Health Corp	1,273,233
607	(a)	DaVita, Inc	86,467
485	(a)	Definitive Healthcare Corp	1,891
367	(a)	Delcath Systems, Inc	4,991
2,739		Dentsply Sirona, Inc	43,495
5,647	(a)	DexCom, Inc	492,927
1,250	(a),(b)	DocGo, Inc	1,962
1,826	(a)	Doximity, Inc	112,007
8,455	(a)	Edwards Lifesciences Corp	661,266
3,323		Elevance Health, Inc	1,292,514
985		Embecta Corp	9,545
1,608		Encompass Health Corp	197,189
804	(a)	Enhabit, Inc	7,751
653	(a)	Enovis Corp	20,478
804		Ensign Group, Inc	124,025
2,830	(a)	Envista Holdings Corp	55,298
1,677	(a)	Evolent Health, Inc	18,883
350	(a)	Fulgent Genetics, Inc	6,958
6,421		GE HealthCare Technologies, Inc	475,603
262	(a)	GeneDx Holdings Corp	24,185
710	(a)	Glaukos Corp	73,336

See Notes to Financial Statements	75

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE

		HEALTH CARE EQUIPMENT & SERVICES (continued)

1,754	(a)	Globus Medical, Inc	$103,521

1,770	(a)	Guardant Health, Inc	92,111

520	(a)	Haemonetics Corp	38,797

2,585		HCA, Inc	990,314

737	(a)	Health Catalyst, Inc	2,778

1,162	(a)	HealthEquity, Inc	121,731

399		HealthStream, Inc	11,040

1,761	(a)	Henry Schein, Inc	128,641

2,950	(a)	Hims & Hers Health, Inc	147,058

3,293	(a)	Hologic, Inc	214,572

1,711		Humana, Inc	418,305

362	(a)	ICU Medical, Inc	47,838

1,199	(a)	IDEXX Laboratories, Inc	643,072

655	(a)	Inogen, Inc	4,605

465	(a)	Inspire Medical Systems, Inc	60,343

1,048	(a)	Insulet Corp	329,261

572	(a)	Integer Holdings Corp	70,339

1,378	(a)	Integra LifeSciences Holdings Corp	16,908

5,173	(a)	Intuitive Surgical, Inc	2,811,060

96		iRadimed Corp	5,740

477	(a)	iRhythm Technologies, Inc	73,439

229	(a)	Joint Corp	2,643

1,276		Labcorp Holdings, Inc	334,963

847	(a)	Lantheus Holdings, Inc	69,335

236		LeMaitre Vascular, Inc	19,600

529	(a)	LifeMD, Inc	7,205

1,584	(a)	LifeStance Health Group, Inc	8,189

892	(a)	LivaNova plc	40,158

671	(a)	Masimo Corp	112,876

1,840		McKesson Corp	1,348,315

18,684		Medtronic plc	1,628,684

985	(a)	Merit Medical Systems, Inc	92,078

807	(a)	Molina Healthcare, Inc	240,405

734	(a),(b)	Nano-X Imaging Ltd	3,795

173		National Healthcare Corp	18,513

208		National Research Corp	3,494

3,187	(a)	Neogen Corp	15,234

2,015	(a)	NeoGenomics, Inc	14,730

1,767	(a)	Novocure Ltd	31,453

52	(a)	Nutex Health, Inc	6,473

758	(a)	Omnicell, Inc	22,285

8,804	(a)	Opko Health, Inc	11,621

366	(a)	OptimizeRx Corp	4,941

2,503	(a)	Option Care Health, Inc	81,297

1,144	(a)	OraSure Technologies, Inc	3,432

473	(a)	Orthofix Medical, Inc	5,274

333	(a)	OrthoPediatrics Corp	7,153

253	(a)	Outset Medical, Inc	4,860

1,223	(a)	Owens & Minor, Inc	11,129

295	(a)	PACS Group, Inc	3,811

1,431	(a)	Pediatrix Medical Group, Inc	20,535

524	(a)	Pennant Group, Inc	15,641

506	(a)	Penumbra, Inc	129,855

1,227	(a)	Performant Financial Corp	4,908

771	(a)	Phreesia, Inc	21,943

1,445		Premier, Inc	31,689

1,501	(a)	Privia Health Group, Inc	34,523

666	(a)	PROCEPT BioRobotics Corp	38,362

1,198	(a)	Progyny, Inc	26,356

1,215	(a)	Pulmonx Corp	3,147

1,569		Quest Diagnostics, Inc	281,839

828	(a)	QuidelOrtho Corp	23,863

76	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		HEALTH CARE EQUIPMENT & SERVICES (continued)

1,004	(a)	RadNet, Inc	$57,138

2,163		Resmed, Inc	558,054

524	(a)	RxSight, Inc	6,812

896	(a)	Schrodinger, Inc	18,028

1,678		Select Medical Holdings Corp	25,472

442	(a)	SI-BONE, Inc	8,318

227		Simulations Plus, Inc	3,961

1,913	(a)	Solventum Corp	145,082

793	(a),(b)	STAAR Surgical Co	13,307

1,422		STERIS plc	341,593

5,045		Stryker Corp	1,995,953

987	(a),(b)	Surgery Partners, Inc	21,941

300	(a)	SurModics, Inc	8,913

280	(a)	Tactile Systems Technology, Inc	2,839

1,069	(a)	Tandem Diabetes Care, Inc	19,926

2,648	(a)	Teladoc Health, Inc	23,064

671		Teleflex, Inc	79,420

1,365	(a)	Tenet Healthcare Corp	240,240

495	(a)	TransMedics Group, Inc	66,335

533	(a)	Treace Medical Concepts, Inc	3,134

159	(a)	UFP Technologies, Inc	38,821

13,287		UnitedHealth Group, Inc	4,145,145

856		Universal Health Services, Inc (Class B)	155,064

187		US Physical Therapy, Inc	14,623

80		Utah Medical Products, Inc	4,554

587	(a)	Varex Imaging Corp	5,089

2,162	(a)	Veeva Systems, Inc	622,613

611	(a)	Viemed Healthcare, Inc	4,222

1,015	(a)	Waystar Holding Corp	41,483

2,839		Zimmer Biomet Holdings, Inc	258,945

516	(a)	Zimvie, Inc	4,825

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	35,747,259

		HOUSEHOLD & PERSONAL PRODUCTS - 1.0%

2,141	(a)	BellRing Brands, Inc	124,028

160	(a)	Central Garden & Pet Co	5,629

765	(a)	Central Garden and Pet Co (Class A)	23,937

3,631		Church & Dwight Co, Inc	348,975

1,793		Clorox Co	215,285

11,754		Colgate-Palmolive Co	1,068,439

5,109	(a)	Coty, Inc	23,757

893		Edgewell Personal Care Co	20,905

830	(a)	elf Beauty, Inc	103,285

484		Energizer Holdings, Inc	9,757

3,300		Estee Lauder Cos (Class A)	266,640

1,810	(a)	Herbalife Ltd	15,602

253		Inter Parfums, Inc	33,221

28,159		Kenvue, Inc	589,368

4,781		Kimberly-Clark Corp	616,367

188	(a)	Medifast, Inc	2,641

140	(a)	Nature’s Sunshine Products, Inc	2,071

938		Nu Skin Enterprises, Inc (Class A)	7,495

122		Oil-Dri Corp of America	7,197

1,877	(a),(b)	Olaplex Holdings, Inc	2,628

34,287		Procter & Gamble Co	5,462,605

455		Reynolds Consumer Products, Inc	9,746

432		Spectrum Brands Holdings, Inc	22,896

180	(a)	USANA Health Sciences, Inc	5,495

1,168	(a),(b)	Waldencast plc	2,862

266		WD-40 Co	60,672

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	9,051,503

		INSURANCE - 2.2%

7,094		Aflac, Inc	748,133

See Notes to Financial Statements	77

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE

		INSURANCE (continued)

3,960		Allstate Corp	$797,188

699	(a)	AMBAC Financial Group, Inc	4,963

972		American Financial Group, Inc	122,676

8,719		American International Group, Inc	746,259

299		Amerisafe, Inc	13,075

2,944		Aon plc	1,050,301

5,302		Arch Capital Group Ltd	482,747

801		Assurant, Inc	158,189

670		Assured Guaranty Ltd	58,357

1,011		Axis Capital Holdings Ltd	104,962

735	(a)	Brighthouse Financial, Inc	39,521

3,989		Brown & Brown, Inc	442,260

891	(a),(b)	BRP Group, Inc	38,144

5,463		Chubb Ltd	1,582,740

2,414		Cincinnati Financial Corp	359,493

261		CNA Financial Corp	12,144

1,716		CNO Financial Group, Inc	66,203

428		Donegal Group, Inc (Class A)	8,571

488		Employers Holdings, Inc	23,024

180	(a)	Enstar Group Ltd	60,545

581		Everest Re Group Ltd	197,453

311		F&G Annuities & Life, Inc	9,946

774		Fidelis Insurance Holdings Ltd	12,833

3,617		Fidelity National Financial, Inc	202,769

1,450		First American Financial Corp	89,016

3,612		Gallagher (Arthur J.) & Co	1,156,273

5,182	(a)	Genworth Financial, Inc (Class A)	40,316

1,244		Globe Life, Inc	154,617

286		Goosehead Insurance, Inc	30,176

928	(a)	Greenlight Capital Re Ltd (Class A)	13,335

476		Hanover Insurance Group, Inc	80,858

4,138		Hartford Financial Services Group, Inc	524,988

121		HCI Group, Inc	18,416

314	(a)	Heritage Insurance Holdings, Inc	7,831

370	(a),(b)	Hippo Holdings, Inc	10,334

637		Horace Mann Educators Corp	27,372

23		Investors Title Co	4,860

648		James River Group Holdings Ltd	3,797

911		Kemper Corp	58,796

296		Kinsale Capital Group, Inc	143,234

657	(a),(b)	Lemonade, Inc	28,783

2,568		Lincoln National Corp	88,853

2,537		Loews Corp	232,541

186	(a)	Markel Corp	371,509

7,213		Marsh & McLennan Cos, Inc	1,577,050

1,028	(a)	MBIA, Inc	4,462

429		Mercury General Corp	28,889

8,073		Metlife, Inc	649,231

579	(a)	NI Holdings, Inc	7,376

3,323		Old Republic International Corp	127,736

3,027	(a)	Oscar Health, Inc	64,899

391	(a)	Palomar Holdings, Inc	60,312

515		Primerica, Inc	140,940

3,403		Principal Financial Group	270,300

820	(a)	ProAssurance Corp	18,721

8,569		Progressive Corp	2,286,723

5,202		Prudential Financial, Inc	558,903

903		Reinsurance Group of America, Inc (Class A)	179,119

739		RenaissanceRe Holdings Ltd	179,503

1,200		RLI Corp	86,664

149	(a)	Root, Inc	19,068

1,568		Ryan Specialty Holdings, Inc	106,608

78	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		INSURANCE (continued)
227		Safety Insurance Group, Inc	$18,022
1,030		Selective Insurance Group, Inc	89,250
1,153	(a)	SiriusPoint Ltd	23,510
355	(a)	Skyward Specialty Insurance Group, Inc	20,515
351		Stewart Information Services Corp	22,850
433		Tiptree, Inc	10,210
3,345		Travelers Cos, Inc	894,921
628	(a)	Trupanion, Inc	34,760
338		United Fire Group, Inc	9,701
503		Universal Insurance Holdings, Inc	13,948
2,714		Unum Group	219,183
4,395		W.R. Berkley Corp	322,901
41		White Mountains Insurance Group Ltd	73,625
1,480		Willis Towers Watson plc	453,620
		TOTAL INSURANCE	19,001,921

		MATERIALS - 2.2%
461		AdvanSix, Inc	10,949
3,229		Air Products & Chemicals, Inc	910,772
1,837	(b)	Albemarle Corp	115,125
3,744		Alcoa Corp	110,485
188	(a)	Alpha Metallurgical Resources, Inc	21,146
32,683		Amcor plc	300,357
429	(a)	American Vanguard Corp	1,682
7,264		AngloGold Ashanti PLC	331,020
939		Aptargroup, Inc	146,888
1,615		Ardagh Metal Packaging S.A.	6,912
912		Ashland, Inc	45,855
767	(a)	ASP Isotopes, Inc	5,645
821	(a)	Aspen Aerogels, Inc	4,860
1,228		Avery Dennison Corp	215,477
1,490		Avient Corp	48,142
3,004	(a)	Axalta Coating Systems Ltd	89,189
457		Balchem Corp	72,754
4,252		Ball Corp	238,495
953		Cabot Corp	71,475
235		Caledonia Mining Corp plc	4,540
658		Carpenter Technology Corp	181,858
1,299		Celanese Corp (Series A)	71,874
831	(a)	Century Aluminum Co	14,975
2,472		CF Industries Holdings, Inc	227,424
2,216	(b)	Chemours Co	25,373
261	(a)	Clearwater Paper Corp	7,110
7,384	(a),(b)	Cleveland-Cliffs, Inc	56,118
8,643	(a)	Coeur Mining, Inc	76,577
1,719		Commercial Metals Co	84,076
532	(a)	Compass Minerals International, Inc	10,688
1,802	(a)	Constellium SE	23,967
9,980		Corteva, Inc	743,809
9,949		CRH plc	913,318
1,750		Crown Holdings, Inc	180,215
1,053	(a)	Dakota Gold Corp	3,886
10,963		Dow, Inc	290,300
6,192		DuPont de Nemours, Inc	424,709
491		Eagle Materials, Inc	99,236
1,608		Eastman Chemical Co	120,053
3,648		Ecolab, Inc	982,917
868	(a)	Ecovyst, Inc	7,144
3,499		Element Solutions, Inc	79,252
1,510		FMC Corp	63,043
20,740		Freeport-McMoRan, Inc (Class B)	899,079
3,855		Graphic Packaging Holding Co	81,225
395		Greif, Inc (Class A)	25,671

See Notes to Financial Statements	79

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE

		MATERIALS (continued)
87		Greif, Inc (Class B)	$6,004
784		H.B. Fuller Co	47,158
284		Hawkins, Inc	40,356
9,435		Hecla Mining Co	56,516
3,269		Huntsman Corp	34,063
292	(a)	Ingevity Corp	12,582
373		Innospec, Inc	31,366
3,821		International Flavors & Fragrances, Inc	281,035
7,433		International Paper Co	348,087
149	(a)	Intrepid Potash, Inc	5,324
806	(a),(b)	Ivanhoe Electric, Inc	7,310
261		Kaiser Aluminum Corp	20,854
749	(a)	Knife River Corp	61,148
315		Koppers Holdings, Inc	10,127
357		Kronos Worldwide, Inc	2,213
6,822	(a)	Linde plc	3,200,746
948		Louisiana-Pacific Corp	81,519
542	(a)	LSB Industries, Inc	4,228
3,865		LyondellBasell Industries NV	223,629
906		Martin Marietta Materials, Inc	497,358
300		Materion Corp	23,811
788	(a),(b)	Metals Acquisition Ltd	9,527
402		Minerals Technologies, Inc	22,138
4,782		Mosaic Co	174,447
1,657	(a),(b)	MP Materials Corp	55,128
371		Myers Industries, Inc	5,376
95		NewMarket Corp	65,632
16,571		Newmont Goldcorp Corp	965,426
3,868	(a)	Novagold Resources, Inc	15,820
3,407		Nucor Corp	441,343
2,284	(a)	O-I Glass, Inc	33,666
1,412		Olin Corp	28,367
163		Olympic Steel, Inc	5,312
1,050		Orion S.A.	11,014
1,266		Packaging Corp of America	238,578
2,514	(a)	Perimeter Solutions, Inc	34,995
657	(a),(b)	Perpetua Resources Corp	7,976
282	(a)	Piedmont Lithium, Inc	1,641
3,330		PPG Industries, Inc	378,788
1,897	(a),(b)	PureCycle Technologies, Inc	25,989
201	(b)	Quaker Chemical Corp	22,500
376	(b)	Ramaco Resources, Inc	4,941
564	(a)	Ranpak Holdings Corp	2,013
877	(a)	Rayonier Advanced Materials, Inc	3,376
772		Reliance Steel & Aluminum Co	242,331
969		Royal Gold, Inc	172,327
1,793		RPM International, Inc	196,943
272		Ryerson Holding Corp	5,867
421		Schnitzer Steel Industries, Inc (Class A)	12,499
1,019		Schweitzer-Mauduit International, Inc	6,950
716		Scotts Miracle-Gro Co (Class A)	47,227
1,816		Sealed Air Corp	56,350
804		Sensient Technologies Corp	79,210
3,399		Sherwin-Williams Co	1,167,081
1,204		Silgan Holdings, Inc	65,233
7,872		Smurfit WestRock plc	339,677
1,381		Sonoco Products Co	60,156
1,112		Southern Copper Corp	112,501
3,317	(a)	SSR Mining, Inc	42,259
1,995		Steel Dynamics, Inc	255,380
410		Stepan Co	22,378
1,010		SunCoke Energy, Inc	8,676

80	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		MATERIALS (continued)
619		Sylvamo Corp	$31,012
717	(a)	TimkenSteel Corp	11,049
394	(a)	Tredegar Corp	3,467
716		Trimas Corp	20,485
1,767		Tronox Holdings plc	8,959
150		United States Lime & Minerals, Inc	14,970
1,962		Vulcan Materials Co	511,729
816		Warrior Met Coal, Inc	37,397
327		Westlake Chemical Corp	24,829
702		Worthington Steel, Inc	20,941
		TOTAL MATERIALS	19,572,975

		MEDIA & ENTERTAINMENT - 8.3%
988	(a),(b)	Advantage Solutions, Inc	1,304
69,066		Alphabet, Inc	12,251,618
84,811		Alphabet, Inc (Class A)	14,946,243
2,686	(a)	Altice USA, Inc	5,748
4,333	(a)	AMC Entertainment Holdings, Inc	13,432
543	(a)	AMC Networks, Inc	3,405
710	(a)	Angi, Inc	10,835
170	(a),(b)	Atlanta Braves Holdings, Inc	8,366
632	(a)	Atlanta Braves Holdings, Inc	29,559
380	(a),(b)	Boston Omaha Corp	5,335
1,441	(a),(b)	Bumble, Inc	9,496
92		Cable One, Inc	12,494
1,657	(a)	Cargurus, Inc	55,460
1,131	(a)	Cars.com, Inc	13,402
1,333	(a)	Charter Communications, Inc	544,944
1,232	(b)	Cinemark Holdings, Inc	37,182
53,857		Comcast Corp (Class A)	1,922,156
17	(a)	Daily Journal Corp	7,178
1,815	(a)	DoubleVerify Holdings, Inc	27,171
2,158	(a)	EchoStar Corp (Class A)	59,777
3,874		Electronic Arts, Inc	618,678
1,005		Entravision Communications Corp (Class A)	2,332
1,205	(a)	Eventbrite, Inc	3,169
249	(a)	EverQuote, Inc	6,021
3,354		Fox Corp (Class A)	187,958
2,154		Fox Corp (Class B)	111,211
4,657	(a)	fuboTV, Inc	17,976
2,328	(a)	Gannett Co, Inc	8,334
1,547		Gray Television, Inc	7,008
307	(a)	Grindr, Inc	6,969
1,354	(a)	IAC, Inc	50,558
902	(a),(b)	IMAX Corp	25,220
556	(a)	Integral Ad Science Holding Corp	4,620
5,591		Interpublic Group of Cos, Inc	136,868
693		John Wiley & Sons, Inc (Class A)	30,929
1,489	(a)	Liberty Broadband Corp	146,488
103	(a)	Liberty Broadband Corp (Class A)	10,075
398	(a)	Liberty Media Corp-Liberty Formula One (Class A)	37,794
3,000	(a)	Liberty Media Corp-Liberty Formula One (Class C)	313,500
382	(a)	Liberty Media Corp-Liberty Live (Class A)	30,361
869	(a)	Liberty Media Corp-Liberty Live (Class C)	70,528
2,655	(a)	Lionsgate Studios Corp	15,426
2,320	(a)	Live Nation, Inc	350,970
585	(a)	Madison Square Garden Entertainment Corp	23,382
293	(a)	Madison Square Garden Sports Corp	61,222
2,210	(a)	Magnite, Inc	53,305
294		Marcus Corp	4,957
3,476		Match Group, Inc	107,374
278	(a)	MediaAlpha, Inc	3,044
31,858		Meta Platforms, Inc	23,514,071

See Notes to Financial Statements	81

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE

		MEDIA & ENTERTAINMENT (continued)
6,188	(a)	Netflix, Inc	$8,286,536
2,321		New York Times Co (Class A)	129,930
5,430		News Corp (Class A)	161,380
1,096		News Corp (Class B)	37,604
488		Nexstar Media Group, Inc	84,400
1,900	(a)	Nextdoor Holdings, Inc	3,154
2,760		Omnicom Group, Inc	198,554
692	(a)	Outbrain, Inc	1,716
89		Paramount Global (Class A)	2,043
7,881		Paramount Global (Class B)	101,665
8,286	(a)	Pinterest, Inc	297,136
1,390	(a)	Playstudios, Inc	1,821
896		Playtika Holding Corp	4,238
683	(a)	PubMatic, Inc	8,497
1,085	(a)	QuinStreet, Inc	17,468
1,670	(a)	Reddit, Inc	251,452
378	(a)	Reservoir Media, Inc	2,899
8,157	(a)	ROBLOX Corp	858,116
1,784	(a)	Roku, Inc	156,796
810	(a)	Rumble, Inc	7,274
438		Scholastic Corp	9,189
366		Shutterstock, Inc	6,939
862		Sinclair, Inc	11,913
2,484		Sirius XM Holdings, Inc	57,057
496	(a),(b)	Sphere Entertainment Co	20,733
2,229	(a)	Spotify Technology S.A.	1,710,401
1,314	(a),(b)	Stagwell, Inc	5,913
176	(a),(b)	Starz Entertainment Corp	2,828
2,593	(a)	Take-Two Interactive Software, Inc	629,710
378	(a)	TechTarget, Inc	2,937
2,032		TEGNA, Inc	34,056
380	(a)	Thryv Holdings, Inc	4,621
1,047		TKO Group Holdings, Inc	190,502
1,758	(a)	TripAdvisor, Inc	22,942
1,632	(a)	TrueCar, Inc	3,101
1,426	(a)	Trump Media & Technology Group Corp	25,725
2,350	(a)	Vimeo, Inc	9,494
448	(a),(b)	Vivid Seats, Inc	757
26,429		Walt Disney Co	3,277,460
33,011	(a)	Warner Bros Discovery, Inc	378,306
736	(a)	WideOpenWest, Inc	2,988
1,209	(a)	Yelp, Inc	41,432
795	(a)	Ziff Davis, Inc	24,065
1,228	(a)	ZipRecruiter, Inc	6,152
4,927	(a)	ZoomInfo Technologies, Inc	49,861
		TOTAL MEDIA & ENTERTAINMENT	73,067,214

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.4%
1,510	(a),(b)	10X Genomics, Inc	17,486
684	(a),(b)	4D Molecular Therapeutics, Inc	2,538
1,662	(a)	89bio, Inc	16,321
25,889		AbbVie, Inc	4,805,516
2,077	(a)	Acadia Pharmaceuticals, Inc	44,801
2,888	(a)	Adaptive Biotechnologies Corp	33,645
3,230	(a)	ADMA Biologics, Inc	58,818
4,145		Agilent Technologies, Inc	489,151
1,081	(a)	Agios Pharmaceuticals, Inc	35,954
3,465	(a)	Akebia Therapeutics, Inc	12,613
1,048	(a)	Akero Therapeutics, Inc	55,921
717	(a)	Aldeyra Therapeutics, Inc	2,746
1,021	(a),(b)	Alector, Inc	1,429
2,120	(a)	Alkermes plc	60,653
1,319	(a),(b)	Allogene Therapeutics, Inc	1,490

82	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)

1,841	(a)	Alnylam Pharmaceuticals, Inc	$600,332
827	(a),(b)	Altimmune, Inc	3,200
524	(a),(b)	Alumis, Inc	1,572
7,856		Amgen, Inc	2,193,474
4,499	(a)	Amicus Therapeutics, Inc	25,779
2,013	(a)	Amneal Pharmaceuticals, Inc	16,285
552	(a)	Amphastar Pharmaceuticals, Inc	12,674
1,055	(a)	Amylyx Pharmaceuticals, Inc	6,763
305	(a),(b)	AnaptysBio, Inc	6,771
1,126	(a),(b)	Anavex Life Sciences Corp	10,382
258	(a)	ANI Pharmaceuticals, Inc	16,834
216	(a)	Anika Therapeutics, Inc	2,285
1,130	(a),(b)	Annexon, Inc	2,712
1,622	(a)	Apellis Pharmaceuticals, Inc	28,077
655	(a)	Apogee Therapeutics, Inc	28,447
1,513	(a)	Arbutus Biopharma Corp	4,675
630	(a)	Arcellx, Inc	41,485
607	(a)	Arcturus Therapeutics Holdings, Inc	7,897
799	(a)	Arcus Biosciences, Inc	6,504
1,658	(a)	Arcutis Biotherapeutics, Inc	23,245
3,415	(a)	Ardelyx, Inc	13,387
1,723	(a)	Arrowhead Pharmaceuticals, Inc	27,223
552	(a)	ARS Pharmaceuticals, Inc	9,632
937	(a)	Arvinas, Inc	6,896
425	(a)	Astria Therapeutics, Inc	2,278
1,067	(a)	Atea Pharmaceuticals, Inc	3,841
1,175	(a)	aTyr Pharma, Inc	5,957
338	(a)	Aura Biosciences, Inc	2,116
2,219	(a)	Aurinia Pharmaceuticals, Inc	18,795
1,424	(a)	Avadel Pharmaceuticals plc	12,602
10,369	(a)	Avantor, Inc	139,567
1,580	(a)	Avidity Biosciences, Inc	44,872
414	(a),(b)	Avita Medical, Inc	2,190
533	(a)	Axsome Therapeutics, Inc	55,640
1,068	(a)	Beam Therapeutics, Inc	18,167
2,996	(a)	BioCryst Pharmaceuticals, Inc	26,844
2,177	(a)	Biogen, Inc	273,409
1,167	(a)	Biohaven Ltd	16,466
571	(a)	BioLife Solutions, Inc	12,299
2,848	(a)	BioMarin Pharmaceutical, Inc	156,555
315	(a)	Bio-Rad Laboratories, Inc (Class A)	76,016
2,406		Bio-Techne Corp	123,789
975	(a)	Blueprint Medicines Corp	124,975
2,174	(a)	Bridgebio Pharma, Inc	93,873
30,027		Bristol-Myers Squibb Co	1,389,950
894	(a)	Brooks Automation, Inc	27,517
1,736		Bruker BioSciences Corp	71,523
2,009	(a),(b)	Candel Therapeutics, Inc	10,166
1,551	(a),(b)	Capricor Therapeutics, Inc	15,401
831	(a)	CareDx, Inc	16,238
334	(a),(b)	Cargo Therapeutics, Inc	1,376
2,132	(a)	Catalyst Pharmaceuticals, Inc	46,264
422	(a),(b)	Celcuity, Inc	5,634
777	(a)	Celldex Therapeutics, Inc	15,812
668	(a)	CG oncology, Inc	17,368
742	(a)	Charles River Laboratories International, Inc	112,584
854	(a),(c)	Chinook Therapeutics, Inc	9
690	(a)	ChromaDex Corp	9,943
139	(a),(b)	Cidara Therapeutics, Inc	6,771
5,038	(a)	Codexis, Inc	12,293
1,087	(a)	Cogent Biosciences, Inc	7,805
773	(a)	Collegium Pharmaceutical, Inc	22,858

See Notes to Financial Statements	83

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)

1,591	(a),(b)	Compass Therapeutics, Inc	$4,137
1,298	(a)	Corcept Therapeutics, Inc	95,273
889	(a)	CorMedix, Inc	10,952
1,198	(a)	Crinetics Pharmaceuticals, Inc	34,454
1,068	(a),(b)	CRISPR Therapeutics AG.	51,948
670	(a)	CryoPort, Inc	4,998
427	(a)	Cullinan Oncology, Inc	3,215
1,861	(a)	Cytek Biosciences, Inc	6,327
1,742	(a)	Cytokinetics, Inc	57,556
9,308		Danaher Corp	1,838,702
722	(a)	Day One Biopharmaceuticals, Inc	4,693
1,799	(a)	Denali Therapeutics, Inc	25,168
578	(a)	Design Therapeutics, Inc	1,948
299	(a)	Disc Medicine, Inc	15,835
1,903	(a)	Dynavax Technologies Corp	18,878
1,256	(a)	Dyne Therapeutics, Inc	11,957
1,121	(a)	Edgewise Therapeutics, Inc	14,696
1,580	(a),(b)	Editas Medicine, Inc	3,476
7,744	(a)	Elanco Animal Health, Inc	110,584
11,694		Eli Lilly & Co	9,115,824
301	(a)	Enanta Pharmaceuticals, Inc	2,276
352	(a),(b)	Enliven Therapeutics, Inc	7,061
380	(a)	Entrada Therapeutics, Inc	2,554
1,213	(a)	Erasca, Inc	1,541
437	(a)	Eton Pharmaceuticals, Inc	6,227
533	(a)	Evolus, Inc	4,909
2,598	(a)	Exact Sciences Corp	138,058
4,091	(a)	Exelixis, Inc	180,311
625	(a),(b)	EyePoint Pharmaceuticals, Inc	5,881
2,725	(a)	Fate Therapeutics, Inc	3,052
410	(a)	Foghorn Therapeutics, Inc	1,927
1,498	(a)	Fortrea Holdings, Inc	7,400
800	(a)	Fulcrum Therapeutics, Inc	5,504
7,738	(a)	Geron Corp	10,911
18,293		Gilead Sciences, Inc	2,028,145
440	(a),(b)	GRAIL, Inc	22,625
1,788	(a)	Halozyme Therapeutics, Inc	93,012
405	(a)	Harmony Biosciences Holdings, Inc	12,798
367	(a)	Harrow Health, Inc	11,208
268	(a),(b)	Heron Therapeutics, Inc	555
1,440	(a),(b)	Humacyte, Inc	3,010
1,134	(a)	Ideaya Biosciences, Inc	23,837
2,344	(a)	Illumina, Inc	223,641
2,150	(a),(b)	ImmunityBio, Inc	5,676
800	(a),(b)	Immunome, Inc	7,440
892	(a)	Immunovant, Inc	14,272
2,172	(a)	Incyte Corp	147,913
1,524	(a)	Indivior plc	22,464
119	(a),(b)	Inhibrx Biosciences, Inc	1,698
477	(a),(c)	Inhibrx, Inc	309
1,186	(a)	Innoviva, Inc	23,827
2,513	(a)	Insmed, Inc	252,908
1,443	(a),(b)	Intellia Therapeutics, Inc	13,535
2,335	(a)	Ionis Pharmaceuticals, Inc	92,256
3,405	(a),(b)	Iovance Biotherapeutics, Inc	5,857
2,576	(a)	IQVIA Holdings, Inc	405,952
343	(a)	iTeos Therapeutics, Inc	3,420
5		Jade Biosciences, Inc	50
435	(a)	Janux Therapeutics, Inc	10,048
780	(a)	Jazz Pharmaceuticals plc	82,774
35,153		Johnson & Johnson	5,369,621
390	(a)	KalVista Pharmaceuticals, Inc	4,409

84	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
337	(a)	Keros Therapeutics, Inc	$4,499
557	(a)	Kodiak Sciences, Inc	2,078
380	(a)	Krystal Biotech, Inc	52,235
1,038	(a)	Kura Oncology, Inc	5,989
584	(a)	Kymera Therapeutics, Inc	25,486
969	(a),(b)	Larimar Therapeutics, Inc	2,800
164	(a),(b)	LENZ Therapeutics, Inc	4,807
305	(a)	Ligand Pharmaceuticals, Inc (Class B)	34,672
933	(a)	Liquidia Corp	11,625
273	(a),(b)	Madrigal Pharmaceuticals, Inc	82,621
371	(a),(b)	Magenta Therapeutics, Inc	6,912
4,140	(a)	MannKind Corp	15,484
1,760	(a),(b)	Maravai LifeSciences Holdings, Inc	4,242
1,600	(a)	MaxCyte, Inc	3,488
354	(a)	Medpace Holdings, Inc	111,106
1,264	(a),(b)	MeiraGTx Holdings plc	8,241
36,819		Merck & Co, Inc	2,914,592
49		Mesa Laboratories, Inc	4,617
171	(a)	Metsera, Inc	4,865
308	(a)	Mettler-Toledo International, Inc	361,814
1,942	(a)	MiMedx Group, Inc	11,866
948	(a)	Mind Medicine MindMed, Inc	6,153
215	(a)	Mineralys Therapeutics, Inc	2,909
461	(a)	Mirum Pharmaceuticals, Inc	23,460
5,135	(a)	Moderna, Inc	141,675
579	(a),(b)	Monte Rosa Therapeutics, Inc	2,611
1,296	(a)	Myriad Genetics, Inc	6,882
1,833	(a)	Natera, Inc	309,667
1,406	(a)	Neurocrine Biosciences, Inc	176,720
1,017	(a),(b)	Nkarta, Inc	1,688
1,714	(a),(b)	Novavax, Inc	10,798
774	(a)	Nurix Therapeutics, Inc	8,816
489	(a)	Nuvalent, Inc	37,311
4,693	(a),(b)	Nuvation Bio, Inc	9,151
2,421	(a)	Ocular Therapeutix, Inc	22,467
486	(a)	Olema Pharmaceuticals, Inc	2,070
1,954	(a),(b)	Omeros Corp	5,862
115	(a),(c)	OmniAb Operations, Inc	1
115	(a),(c)	OmniAb Operations, Inc	1
1,496	(a)	OmniAb, Inc	2,603
1,082	(a),(b)	Organogenesis Holdings, Inc	3,960
2,757		Organon & Co	26,688
684	(a),(b)	ORIC Pharmaceuticals, Inc	6,943
686	(a)	Pacira BioSciences, Inc	16,395
1,832		PerkinElmer, Inc	177,191
1,306		Perrigo Co plc	34,896
83,149		Pfizer, Inc	2,015,532
326	(a),(b)	Phathom Pharmaceuticals, Inc	3,126
293		Phibro Animal Health Corp	7,483
268	(a)	Praxis Precision Medicines, Inc	11,269
4,045	(a),(b)	Precigen, Inc	5,744
817	(a)	Prestige Consumer Healthcare, Inc.	65,237
667	(a),(b)	Prime Medicine, Inc	1,647
892	(a)	Protagonist Therapeutics, Inc	49,301
672	(a)	Prothena Corp plc	4,079
1,091	(a)	PTC Therapeutics, Inc	53,284
3,309	(b)	QIAGEN NV	159,031
537	(a),(b)	Quanterix Corp	3,571
4,583	(a)	Quantum-Si, Inc	8,983
4,449	(a),(b)	Recursion Pharmaceuticals, Inc	22,512
1,529		Regeneron Pharmaceuticals, Inc	802,725
696	(a)	REGENXBIO, Inc	5,714

See Notes to Financial Statements	85

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,583	(a)	Relay Therapeutics, Inc	$5,477
754	(a)	Repligen Corp	93,783
560	(a)	Replimune Group, Inc	5,202
2,331	(a)	REVOLUTION Medicines, Inc	85,757
818	(a)	Rhythm Pharmaceuticals, Inc	51,689
870	(a)	Rocket Pharmaceuticals, Inc	2,131
5,899	(a)	Roivant Sciences Ltd	66,482
5,021		Royalty Pharma plc	180,907
944	(a)	Sage Therapeutics, Inc	8,609
2,069	(a),(b)	Sana Biotechnology, Inc	5,648
1,450	(a)	Sarepta Therapeutics, Inc	24,795
1,798	(a),(b)	Savara, Inc	4,099
1,134	(a)	Scholar Rock Holding Corp	40,166
424	(a),(b)	scPharmaceuticals, Inc	1,615
842		SIGA Technologies, Inc	5,490
531	(a)	Soleno Therapeutics, Inc	44,487
1,436	(a)	Sotera Health Co	15,968
896	(a)	SpringWorks Therapeutics, Inc	42,103
538	(a),(b)	Spyre Therapeutics, Inc	8,054
622	(a),(b)	Stoke Therapeutics, Inc	7,060
1,658	(a),(b)	Summit Therapeutics, Inc	35,282
725	(a)	Supernus Pharmaceuticals, Inc	22,852
1,070	(a)	Syndax Pharmaceuticals, Inc	10,021
905	(a),(b)	Tango Therapeutics, Inc	4,634
501	(a)	Tarsus Pharmaceuticals, Inc	20,296
4,750	(a),(b)	Taysha Gene Therapies, Inc	10,972
1,179	(a)	Tempus AI, Inc	74,914
693	(a)	Terns Pharmaceuticals, Inc	2,585
2,027	(a)	TG Therapeutics, Inc	72,952
1,031	(a)	Theravance Biopharma, Inc	11,372
5,499		Thermo Fisher Scientific, Inc	2,229,625
1,139	(a)	Third Harmonic Bio, Inc	6,185
501	(a),(b)	Tourmaline Bio, Inc	8,011
940	(a)	Travere Therapeutics, Inc	13,912
983	(a)	Trevi Therapeutics, Inc	5,377
941	(a)	Twist Bioscience Corp	34,619
356	(a),(b)	Tyra Biosciences, Inc	3,407
1,344	(a)	Ultragenyx Pharmaceutical, Inc	48,868
621	(a)	United Therapeutics Corp	178,444
442	(a),(b)	Upstream Bio, Inc	4,853
424	(a)	UroGen Pharma Ltd	5,809
819	(a)	Vanda Pharmaceuticals, Inc	3,866
1,691	(a)	Vaxcyte, Inc	54,974
550	(a)	Vera Therapeutics, Inc	12,958
1,155	(a)	Veracyte, Inc	31,220
796	(a)	Vericel Corp	33,870
3,762	(a)	Vertex Pharmaceuticals, Inc	1,674,842
1,170	(a)	Verve Therapeutics, Inc	13,139
16,135		Viatris, Inc	144,086
1,580	(a)	Viking Therapeutics, Inc	41,870
1,193	(a)	Vir Biotechnology, Inc	6,013
609	(a)	Viridian Therapeutics, Inc	8,514
496	(a)	Voyager Therapeutics, Inc	1,543
891	(a)	Waters Corp	310,995
909	(a)	WaVe Life Sciences Ltd	5,908
1,076		West Pharmaceutical Services, Inc	235,429
962	(a)	Xencor, Inc	7,561
712	(a)	Xenon Pharmaceuticals, Inc	22,286
3,180	(a)	Xeris Biopharma Holdings, Inc	14,851
616	(a),(b)	Y-mAbs Therapeutics, Inc	2,778
597	(a),(b)	Zevra Therapeutics, Inc	5,260
6,562		Zoetis, Inc	1,023,344

86	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
888	(a)	Zymeworks, Inc	$11,144
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	47,528,027

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
2,208	(a)	Anywhere Real Estate, Inc	7,993
4,420	(a)	CBRE Group, Inc	619,330
6,120	(a)	Compass, Inc	38,434
6,012	(a)	CoStar Group, Inc	483,365
3,367	(a)	Cushman & Wakefield plc	37,273
1,235	(b)	eXp World Holdings, Inc	11,238
240	(a)	Forestar Group, Inc	4,800
204	(a)	FRP Holdings, Inc	5,486
342	(a)	Howard Hughes Holdings, Inc	23,085
680	(a)	Jones Lang LaSalle, Inc	173,930
2,137		Kennedy-Wilson Holdings, Inc	14,532
406		Marcus & Millichap, Inc	12,468
252	(a)	Maui Land & Pineapple Co, Inc	4,584
2,520		Newmark Group, Inc	30,618
349	(a)	Re/Max Holdings, Inc	2,855
1,246	(a)	Real Brokerage, Inc	5,619
1,711	(a)	Redfin Corp	19,146
497		RMR Group, Inc	8,126
38	(a)	Seaport Entertainment Group, Inc	712
747		St. Joe Co	35,632
152	(a),(b)	Stratus Properties, Inc	2,870
268	(a),(b)	Tejon Ranch Co	4,545
181	(a)	Transcontinental Realty Investors, Inc	7,712
567	(a)	Zillow Group, Inc (Class A)	38,834
2,204	(a)	Zillow Group, Inc (Class C)	154,390
		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	1,747,577

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.1%
759	(a)	ACM Research, Inc	19,658
23,462	(a)	Advanced Micro Devices, Inc	3,329,258
407	(a),(b)	Aehr Test Systems	5,262
1,615	(a)	Allegro MicroSystems, Inc	55,217
441	(a)	Alpha & Omega Semiconductor Ltd	11,316
567	(a)	Ambarella, Inc	37,459
1,705		Amkor Technology, Inc	35,788
7,231		Analog Devices, Inc	1,721,123
11,816		Applied Materials, Inc	2,163,155
2,060	(a)	Astera Labs, Inc	186,265
510	(a)	Axcelis Technologies, Inc	35,542
67,388		Broadcom, Inc	18,575,502
333	(a)	Ceva, Inc	7,319
821	(a)	Cirrus Logic, Inc	85,593
772	(a)	Cohu, Inc	14,853
2,082	(a)	Credo Technology Group Holding Ltd	192,772
836	(a)	Diodes, Inc	44,216
1,966	(a)	Enphase Energy, Inc	77,952
2,213		Entegris, Inc	178,478
1,498	(a)	First Solar, Inc	247,979
1,150	(a)	Formfactor, Inc	39,571
1,472	(a)	GLOBALFOUNDRIES, Inc	56,230
434	(a)	Ichor Holdings Ltd	8,524
346	(a)	Impinj, Inc	38,430
2,044	(a),(b)	indie Semiconductor, Inc	7,277
63,082		Intel Corp	1,413,037
1,936		KLA Corp	1,734,153
970		Kulicke & Soffa Industries, Inc	33,562
18,689		Lam Research Corp	1,819,187
1,951	(a)	Lattice Semiconductor Corp	95,579
799	(a)	MACOM Technology Solutions Holdings, Inc	114,489
12,476		Marvell Technology, Inc	965,642

See Notes to Financial Statements	87

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
1,137	(a)	MaxLinear, Inc	$16,157
7,872		Microchip Technology, Inc	553,953
16,171		Micron Technology, Inc	1,993,076
1,013		MKS Instruments, Inc	100,652
685		Monolithic Power Systems, Inc	500,995
1,749	(a)	Navitas Semiconductor Corp	11,456
85		NVE Corp	6,257
341,421		Nvidia Corp	53,941,104
6,217	(a)	ON Semiconductor Corp	325,833
783	(a)	Onto Innovation, Inc	79,028
409	(a)	PDF Solutions, Inc	8,744
1,020	(a)	Photronics, Inc	19,207
990		Power Integrations, Inc	55,341
1,161	(a)	Qorvo, Inc	98,581
16,057		QUALCOMM, Inc	2,557,238
1,355	(a)	Rambus, Inc	86,747
3,959	(a),(b)	Rigetti Computing, Inc	46,954
1,200	(a)	Semtech Corp	54,168
517	(a)	Silicon Laboratories, Inc	76,185
272	(a)	SiTime Corp	57,958
106	(a),(b)	SkyWater Technology, Inc	1,043
2,351		Skyworks Solutions, Inc	175,197
592	(a)	SMART Global Holdings, Inc	11,728
653	(a)	Synaptics, Inc	42,327
2,323		Teradyne, Inc	208,884
13,298		Texas Instruments, Inc	2,760,931
789	(a)	Ultra Clean Holdings	17,808
681		Universal Display Corp	105,187
729	(a)	Veeco Instruments, Inc	14,813
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	97,277,940

		SOFTWARE & SERVICES - 12.5%
1,702	(a)	8x8, Inc	3,336
978		A10 Networks, Inc	18,924
9,154		Accenture plc	2,736,039
1,575	(a)	ACI Worldwide, Inc	72,308
1,587		Adeia, Inc	22,440
6,223	(a)	Adobe, Inc	2,407,554
400	(a)	Agilysys, Inc	45,856
2,195	(a)	Akamai Technologies, Inc	175,073
790	(a)	Alarm.com Holdings, Inc	44,690
641	(a)	Alkami Technology, Inc	19,320
1,524		Amdocs Ltd	139,050
894	(a)	Amplitude, Inc	11,086
1,228	(a)	Ansys, Inc	431,298
306	(a)	Appfolio, Inc	70,466
674	(a)	Appian Corp	20,126
3,503	(a)	AppLovin Corp	1,226,330
1,411	(a)	Asana, Inc	19,049
777	(a)	ASGN, Inc	38,796
2,345	(a)	Atlassian Corp Ltd	476,246
13,223	(a)	Aurora Innovation, Inc	69,289
3,146	(a)	Autodesk, Inc	973,907
2,036	(a)	AvePoint, Inc	39,315
1,862		Bentley Systems, Inc	100,492
3,982	(a),(b)	BigBear.ai Holdings, Inc	27,038
1,087	(a)	BigCommerce Holdings, Inc	5,435
1,385	(a)	BILL Holdings, Inc	64,070
4,938	(a),(b)	Bit Digital, Inc	10,814
1,235	(a)	Bitdeer Technologies Group	14,178
538	(a)	Blackbaud, Inc	34,545
875	(a)	BlackLine, Inc	49,543
4,515	(a)	Blend Labs, Inc	14,900

88	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		SOFTWARE & SERVICES (continued)
2,369	(a)	Box, Inc	$80,949
862	(a)	Braze, Inc	24,222
1,519	(a),(b)	C3.ai, Inc	37,322
3,958	(a)	Cadence Design Systems, Inc	1,219,658
6,392	(a)	CCC Intelligent Solutions Holdings, Inc	60,149
664	(a),(b)	Cerence, Inc	6,779
3,823	(a),(b)	Cipher Mining, Inc	18,274
3,480	(a),(b)	Cleanspark, Inc	38,384
1,277		Clear Secure, Inc	35,450
3,044	(a)	Clearwater Analytics Holdings, Inc	66,755
4,534	(a)	Cloudflare, Inc	887,893
7,277		Cognizant Technology Solutions Corp (Class A)	567,824
679	(a)	Commvault Systems, Inc	118,370
3,788	(a)	Confluent, Inc	94,435
265	(a)	Consensus Cloud Solutions, Inc	6,111
3,902	(a)	Core Scientific, Inc	66,607
485	(a)	Couchbase, Inc	11,824
3,540	(a)	Crowdstrike Holdings, Inc	1,802,957
430	(a)	CS Disco, Inc	1,879
4,533	(a)	Datadog, Inc	608,918
348	(a),(b)	Digimarc Corp	4,597
1,549	(a)	Digital Turbine, Inc	9,139
1,139	(a)	DigitalOcean Holdings, Inc	32,530
2,984	(a)	DocuSign, Inc	232,424
895		Dolby Laboratories, Inc (Class A)	66,463
549	(a)	Domo, Inc	7,670
3,221	(a)	Dropbox, Inc	92,121
4,081	(a)	D-Wave Quantum, Inc	59,746
2,153	(a)	DXC Technology Co	32,919
4,449	(a)	Dynatrace, Inc	245,629
3,144	(a)	E2open Parent Holdings, Inc	10,155
543	(a)	eGain Corp	3,394
1,268	(a)	Elastic NV	106,930
857	(a)	EPAM Systems, Inc	151,535
472	(a),(b)	EverCommerce, Inc	4,956
350	(a)	Fair Isaac Corp	639,786
1,817	(a)	Fastly, Inc	12,828
1,139	(a)	Five9, Inc	30,161
9,262	(a)	Fortinet, Inc	979,179
3,124	(a)	Freshworks, Inc	46,579
1,070	(a)	Gartner, Inc	432,515
7,650		Gen Digital, Inc	224,910
1,859	(a),(b)	Gitlab, Inc	83,860
671	(a)	Globant S.A.	60,954
2,071	(a)	GoDaddy, Inc	372,904
699	(a)	Grid Dynamics Holdings, Inc	8,073
1,261	(a)	Guidewire Software, Inc	296,902
450		Hackett Group, Inc	11,439
734	(a)	HubSpot, Inc	408,566
1,256	(a)	Hut 8 Corp	23,362
280	(a),(b)	I3 Verticals, Inc	7,694
112	(a)	IBEX Holdings Ltd	3,259
937	(a)	Informatica, Inc	22,816
412		Information Services Group, Inc	1,978
596	(a)	Intapp, Inc	30,766
322		InterDigital, Inc	72,202
13,450		International Business Machines Corp	3,964,791
3,974		Intuit, Inc	3,130,042
1,086	(a)	Jamf Holding Corp	10,328
1,692	(a)	Kaltura, Inc	3,401
3,355	(a)	Kyndryl Holdings, Inc	140,776
197	(a),(b)	Life360, Inc	12,854

See Notes to Financial Statements	89

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE

		SOFTWARE & SERVICES (continued)
1,208	(a)	LiveRamp Holdings, Inc	$39,912
908	(a)	Manhattan Associates, Inc	179,303
4,895	(a),(b)	Marathon Digital Holdings, Inc	76,754
365	(a)	MeridianLink, Inc	5,924
108,205		Microsoft Corp	53,822,249
3,636	(a)	MicroStrategy, Inc (Class A)	1,469,780
781	(a)	Mitek Systems, Inc	7,732
1,102	(a)	MongoDB, Inc	231,409
1,055	(a)	N-able, Inc	8,546
1,156	(a),(b)	nCino OpCo, Inc	32,333
2,313	(a)	NCR Corp	27,131
1,555	(a)	NextNav, Inc	23,636
3,653	(a)	Nutanix, Inc	279,235
2,287	(a)	Okta, Inc	228,631
1,468	(a)	Olo, Inc	13,065
710	(a)	ON24, Inc	3,855
634		OneSpan, Inc	10,581
365	(a)	Ooma, Inc	4,709
24,072		Oracle Corp	5,262,861
571	(a)	Pagaya Technologies Ltd	12,174
1,327	(a)	PagerDuty, Inc	20,277
31,840	(a)	Palantir Technologies, Inc	4,340,429
9,509	(a)	Palo Alto Networks, Inc	1,945,922
1,496		Pegasystems, Inc	80,978
2,005	(a)	Porch Group, Inc	23,639
1,625	(a)	Procore Technologies, Inc	111,183
766		Progress Software Corp	48,901
671	(a)	PROS Holdings, Inc	10,508
1,723	(a)	PTC, Inc	296,942
877	(a)	Q2 Holdings, Inc	82,078
667	(a)	Qualys, Inc	95,294
930	(a)	Rapid7, Inc	21,511
175		Red Violet, Inc	8,610
1,545	(a)	Rimini Street, Inc	5,825
1,417	(a)	RingCentral, Inc	40,172
4,615	(a),(b)	Riot Platforms, Inc	52,150
1,537		Roper Industries, Inc	871,233
1,386	(a)	Rubrik, Inc	124,172
536	(a)	SailPoint, Inc	12,253
13,564		Salesforce, Inc	3,698,767
3,766	(a)	Samsara, Inc	149,811
433		Sapiens International Corp NV	12,665
348	(a)	SEMrush Holdings, Inc	3,149
3,816	(a)	SentinelOne, Inc	69,756
2,991	(a)	ServiceNow, Inc	3,074,987
4,509	(a)	Snowflake, Inc	1,008,979
5,166	(a),(b)	SoundHound AI, Inc	55,431
307	(a)	SoundThinking, Inc	4,008
1,168	(a)	Sprinklr, Inc	9,881
904	(a)	Sprout Social, Inc	18,903
599	(a)	SPS Commerce, Inc	81,518
2,266	(a)	Synopsys, Inc	1,161,733
1,778	(a)	Tenable Holdings, Inc	60,061
1,844	(a)	Teradata Corp	41,140
3,595	(a),(b)	Terawulf, Inc	15,746
6,568	(a)	Trade Desk, Inc	472,830
256	(a)	TSS, Inc	7,380
143	(a),(b)	Tucows, Inc	2,819
2,155	(a)	Twilio, Inc	267,996
620	(a)	Tyler Technologies, Inc	367,561
6,303	(a)	UiPath, Inc	80,678
1,098	(a)	Unisys Corp	4,974

90	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE
		SOFTWARE & SERVICES (continued)
4,707	(a)	Unity Software, Inc	$113,909
1,710	(a)	Varonis Systems, Inc	86,783
1,154	(a)	Verint Systems, Inc	22,699
1,236		VeriSign, Inc	356,957
823	(a)	Vertex, Inc	29,081
945	(a)	Viant Technology, Inc	12,502
514	(a)	Weave Communications, Inc	4,276
3,116	(a)	Workday, Inc	747,840
767	(a)	Workiva, Inc	52,501
634	(a)	Xperi, Inc	5,015
1,753	(a)	Yext, Inc	14,901
2,537	(a)	Zeta Global Holdings Corp	39,298
3,882	(a)	Zoom Video Communications, Inc	302,718
1,377	(a)	Zscaler, Inc	432,295
		TOTAL SOFTWARE & SERVICES	110,052,851

		TECHNOLOGY HARDWARE & EQUIPMENT - 7.0%
380	(a),(b)	908 Devices, Inc	2,709
806	(a)	ADTRAN Holdings, Inc	7,230
617		Advanced Energy Industries, Inc	81,752
391	(a)	Aeva Technologies, Inc	14,776
17,375		Amphenol Corp (Class A)	1,715,781
215,008		Apple, Inc	44,113,191
623	(a),(b)	Applied Optoelectronics, Inc	16,005
15,062	(a)	Arista Networks, Inc	1,540,993
1,538	(a)	Arlo Technologies, Inc	26,084
833	(a)	Arrow Electronics, Inc	106,149
170	(a)	Aviat Networks, Inc	4,088
1,668		Avnet, Inc	88,537
438		Badger Meter, Inc	107,288
126		Bel Fuse, Inc (Class B)	12,309
636		Belden CDT, Inc	73,649
773		Benchmark Electronics, Inc	30,016
909	(a)	Calix, Inc	48,350
1,922		CDW Corp	343,250
2,128	(a)	Ciena Corp	173,070
58,351		Cisco Systems, Inc	4,048,392
153	(a)	Clearfield, Inc	6,642
2,887		Cognex Corp	91,576
2,137	(a)	Coherent Corp	190,642
3,509	(a)	CommScope Holding Co, Inc	29,055
11,249		Corning, Inc	591,585
426	(a)	Corsair Gaming, Inc	4,017
775		Crane NXT Co	41,773
485		CTS Corp	20,666
610	(a),(b)	Daktronics, Inc	9,223
4,547		Dell Technologies, Inc	557,462
361	(a)	Diebold Nixdorf, Inc	19,999
400	(a)	Digi International, Inc	13,944
830	(a),(b)	Eastman Kodak Co	4,690
404	(a)	ePlus, Inc	29,128
1,500	(a)	Evolv Technologies Holdings, Inc	9,360
1,698	(a)	Extreme Networks, Inc	30,479
822	(a)	F5 Networks, Inc	241,931
545	(a)	Fabrinet	160,601
288	(a)	FARO Technologies, Inc	12,649
4,974	(a)	Flextronics International Ltd	248,302
1,454	(a)	Harmonic, Inc	13,769
19,689		Hewlett Packard Enterprise Co	402,640
14,008		HP, Inc	342,636
463	(a)	Insight Enterprises, Inc	63,933
3,375	(a),(b)	IonQ, Inc	145,024
549	(a)	IPG Photonics Corp	37,689

See Notes to Financial Statements	91

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE

		TECHNOLOGY HARDWARE & EQUIPMENT (continued)
678	(a)	Itron, Inc	$89,245
1,500		Jabil Inc	327,150
4,469		Juniper Networks, Inc	178,447
2,444	(a)	Keysight Technologies, Inc	400,474
548	(a)	Kimball Electronics, Inc	10,538
1,352	(a)	Knowles Corp	23,822
375		Littelfuse, Inc	85,024
1,153	(a),(b)	Lumentum Holdings, Inc	109,604
569		Methode Electronics, Inc	5,411
2,725	(a),(b)	MicroVision, Inc	3,107
2,874	(a)	Mirion Technologies, Inc	61,877
2,394		Motorola Solutions, Inc	1,006,581
533		Napco Security Technologies, Inc	15,825
2,914		NetApp, Inc	310,487
505	(a)	Netgear, Inc	14,680
1,389	(a)	Netscout Systems, Inc	34,461
829	(a)	nLight, Inc	16,315
592	(a)	Novanta, Inc	76,327
280	(a)	OSI Systems, Inc	62,961
679	(a)	Ouster, Inc	16,466
404	(a)	PAR Technology Corp	28,025
196		PC Connection, Inc	12,893
521	(a)	Plexus Corp	70,497
1,393	(a),(b)	Powerfleet, Inc	6,004
4,619	(a)	Pure Storage, Inc	265,962
1,612	(a)	Quantum Computing, Inc	30,902
996	(a),(b)	Red Cat Holdings, Inc	7,251
1,053	(a)	Ribbon Communications, Inc	4,223
262	(a)	Rogers Corp	17,942
1,641	(a)	SanDisk Corp	74,419
940	(a)	Sanmina Corp	91,960
463	(a)	Scansource, Inc	19,358
7,411	(a),(b)	Super Micro Computer, Inc	363,213
1,107		TD SYNNEX Corp	150,220
646	(a)	Teledyne Technologies, Inc	330,952
3,605	(a)	Trimble Inc	273,908
1,439	(a)	TTM Technologies, Inc	58,740
301	(a)	Turtle Beach Corp	4,163
52		Ubiquiti, Inc	21,406
1,868	(a)	Viasat, Inc	27,273
4,189	(a)	Viavi Solutions, Inc	42,183
2,099		Vishay Intertechnology, Inc	33,332
301	(a)	Vishay Precision Group, Inc	8,458
2,108		Vontier Corp	77,785
4,924		Western Digital Corp	315,087
2,215	(b)	Xerox Holdings Corp	11,673
725	(a)	Zebra Technologies Corp (Class A)	223,561
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	61,293,226

		TELECOMMUNICATION SERVICES - 0.9%
422	(a)	Anterix, Inc	10,824
2,458	(a),(b)	AST SpaceMobile, Inc	114,862
102,644		AT&T, Inc	2,970,517
251		ATN International, Inc	4,079
378	(a)	Bandwidth, Inc	6,010
772		Cogent Communications Group, Inc	37,218
3,199	(a)	Frontier Communications Parent, Inc	116,444
1,815	(a),(c)	GCI Liberty, Inc	18
701	(a)	Globalstar, Inc	16,509
987	(a)	Gogo, Inc	14,489
350		IDT Corp	23,912
1,551		Iridium Communications, Inc	46,794
2,326	(a)	Liberty Global Ltd	23,283

92	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		TELECOMMUNICATION SERVICES (continued)
2,448	(a)	Liberty Global Ltd	$25,239
681	(a)	Liberty Latin America Ltd (Class A)	4,154
2,483	(a)	Liberty Latin America Ltd (Class C)	15,444
14,080	(a)	Lumen Technologies, Inc	61,670
1,285		Millicom International Cellular S.A.	48,149
869		Shenandoah Telecom Co	11,871
319		Spok Holdings, Inc	5,640
1,219		Telephone and Data Systems, Inc	43,372
6,752		T-Mobile US, Inc	1,608,732
61,615		Verizon Communications, Inc	2,666,081
		TOTAL TELECOMMUNICATION SERVICES	7,875,311

		TRANSPORTATION - 1.4%
1,857	(a)	Alaska Air Group, Inc	91,884
268		Allegiant Travel Co	14,727
141	(a),(b)	Amerco, Inc	8,539
9,378	(a)	American Airlines Group, Inc	105,221
424		ArcBest Corp	32,652
258	(a)	Avis Budget Group, Inc	43,615
969	(a)	Blade Air Mobility, Inc	3,905
1,731		CH Robinson Worldwide, Inc	166,089
153	(a)	Costamare Bulkers Holdings Ltd	1,326
767		Costamare, Inc	6,987
370		Covenant Logistics Group, Inc	8,921
27,278		CSX Corp	890,081
9,620		Delta Air Lines, Inc	473,112
1,952		Expeditors International Washington, Inc	223,016
3,177		FedEx Corp	722,164
241	(a)	Forward Air Corp	5,914
438	(a),(b)	Frontier Group Holdings, Inc	1,590
2,042		FTAI Infrastructure, Inc	12,599
497		Genco Shipping & Trading Ltd	6,496
1,990		Golden Ocean Group Ltd	14,567
1,764	(a)	GXO Logistics, Inc	85,907
728		Heartland Express, Inc	6,290
2,161	(a),(b)	Hertz Global Holdings, Inc	14,760
1,010		Hub Group, Inc (Class A)	33,764
1,145		JB Hunt Transport Services, Inc	164,422
5,315	(a),(b)	JetBlue Airways Corp	22,482
6,206	(a),(b)	Joby Aviation, Inc	65,473
877	(a)	Kirby Corp	99,461
2,433		Knight-Swift Transportation Holdings, Inc	107,612
505		Landstar System, Inc	70,205
5,632	(a)	Lyft, Inc (Class A)	88,760
796		Marten Transport Ltd	10,340
563		Matson, Inc	62,690
3,288		Norfolk Southern Corp	841,629
2,766		Old Dominion Freight Line	448,922
136	(a),(b)	PAM Transportation Services, Inc	1,750
580	(a)	Radiant Logistics, Inc	3,526
1,622	(a)	RXO, Inc	25,498
582		Ryder System, Inc	92,538
1,291		Safe Bulkers, Inc	4,661
425	(a)	Saia, Inc	116,446
932		Schneider National, Inc	22,508
547	(a)	Skywest, Inc	56,325
7,584		Southwest Airlines Co	246,025
383	(a)	Sun Country Airlines Holdings, Inc	4,500
29,420	(a)	Uber Technologies, Inc	2,744,886
1,022		U-Haul Holding Co	55,566
8,726		Union Pacific Corp	2,007,678
4,804	(a)	United Airlines Holdings, Inc	382,543
10,650		United Parcel Service, Inc (Class B)	1,075,011

See Notes to Financial Statements	93

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE
		TRANSPORTATION (continued)
122	(b)	Universal Truckload Services, Inc	$3,096
1,147		Werner Enterprises, Inc	31,382
1,710	(a)	XPO, Inc	215,956
		TOTAL TRANSPORTATION	12,046,017

		UTILITIES - 2.3%
9,453		AES Corp	99,446
696		Allete, Inc	44,593
3,722		Alliant Energy Corp	225,069
3,939		Ameren Corp	378,302
7,770		American Electric Power Co, Inc	806,215
420		American States Water Co	32,197
3,007		American Water Works Co, Inc	418,304
2,236		Atmos Energy Corp	344,590
1,326		Avista Corp	50,322
1,043		Black Hills Corp	58,512
1,571		Brookfield Infrastructure Corp	65,354
2,251		Brookfield Renewable Corp	73,788
829	(a),(b)	Cadiz, Inc	2,479
934		California Water Service Group	42,478
9,499		Centerpoint Energy, Inc	348,993
358		Chesapeake Utilities Corp	43,039
545		Clearway Energy, Inc (Class A)	16,492
1,281		Clearway Energy, Inc (Class C)	40,992
4,154		CMS Energy Corp	287,789
5,088		Consolidated Edison, Inc	510,581
268		Consolidated Water Co, Inc	8,045
4,581		Constellation Energy Corp	1,478,564
12,631		Dominion Energy, Inc	713,904
2,956		DTE Energy Co	391,552
11,262		Duke Energy Corp	1,328,916
5,773		Edison International	297,887
6,384		Entergy Corp	530,638
3,201		Essential Utilities, Inc	118,885
3,168		Evergy, Inc	218,370
5,408		Eversource Energy	344,057
14,844		Exelon Corp	644,526
8,477		FirstEnergy Corp	341,284
572		Genie Energy Ltd	15,375
765		Global Water Resources, Inc	7,795
2,154	(a)	Hawaiian Electric Industries, Inc	22,897
772		Idacorp, Inc	89,127
2,999		MDU Resources Group, Inc	49,993
685		MGE Energy, Inc	60,581
240		Middlesex Water Co	13,003
1,443	(a),(b)	Montauk Renewables, Inc	3,203
1,095		National Fuel Gas Co	92,757
1,561		New Jersey Resources Corp	69,964
30,265		NextEra Energy, Inc	2,100,996
6,256		NiSource, Inc	252,367
666		Northwest Natural Holding Co	26,454
812		NorthWestern Corp	41,656
2,999		NRG Energy, Inc	481,579
3,276		OGE Energy Corp	145,389
1,461	(a),(b)	Oklo, Inc	81,801
919		ONE Gas, Inc	66,039
846		Ormat Technologies, Inc	70,861
743		Otter Tail Corp	57,278
31,893	(e)	PG&E Corp	444,588
1,604		Pinnacle West Capital Corp	143,510
1,358		PNM Resources, Inc	76,483
1,106		Portland General Electric Co	44,937
10,591		PPL Corp	358,929

94	See Notes to Financial Statements

SHARES		DESCRIPTION			VALUE

		UTILITIES (continued)
7,169		Public Service Enterprise Group, Inc			$603,486
250	(a)	Pure Cycle Corp			2,680
191	(b)	RGC Resources, Inc			4,275
9,323		Sempra Energy			706,404
216		SJW Corp			11,226
15,957		Southern Co			1,465,331
728		Southwest Gas Holdings Inc			54,156
880		Spire, Inc			64,231
654	(a)	Talen Energy Corp			190,164
3,105		UGI Corp			113,084
537		Unitil Corp			28,005
5,049		Vistra Corp			978,547
4,569		WEC Energy Group, Inc			476,090
8,483		Xcel Energy, Inc			577,692
203		York Water Co			6,415
		TOTAL UTILITIES			20,405,511

		TOTAL COMMON STOCKS (Cost $200,924,675)			872,045,149

SHARES		DESCRIPTION		EXPIRATION DATE	VALUE
		RIGHTS/WARRANTS - 0.0%

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%

735	(c)	AstraZeneca plc		02/20/29	228
854	(c)	Chinook Therapeutics, Inc		01/02/30	8
145	(c)	Tobira Therapeutics, Inc			9
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			245

		TOTAL RIGHTS/WARRANTS (Cost $236)			245

		TOTAL LONG-TERM INVESTMENTS (Cost $200,924,911)			872,045,394

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
1,753,681	(f)	State Street Navigator Securities Lending Government Money Market Portfolio	4.350%(g)		1,753,681
		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $1,753,681)			1,753,681

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		SHORT-TERM INVESTMENTS - 1.0%

		GOVERNMENT AGENCY DEBT - 0.1%

$1,000,000		Tennessee Valley Authority Discount Notes	0.000	07/09/25	998,958
		TOTAL GOVERNMENT AGENCY DEBT			998,958

		REPURCHASE AGREEMENT - 0.9%
7,173,000	(h)	Fixed Income Clearing Corporation	4.350	07/01/25	7,173,000
		TOTAL REPURCHASE AGREEMENT			7,173,000
		TOTAL SHORT-TERM INVESTMENTS (Cost $8,172,071)			8,171,958

		TOTAL INVESTMENTS - 100.3% (Cost $210,850,663)			881,971,033
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(2,249,989)

		NET ASSETS - 100.0%			$879,721,044

REIT Real Estate Investment Trust

See Notes to Financial Statements	95

Portfolio of Investments June 30, 2025 (continued)

Stock Index

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,536,690.
(c)	For fair value measurement disclosure purposes, investment classified as Level 3.
(d)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e)	In bankruptcy
(f)	Investments made with cash collateral received from securities on loan.
(g)	The rate shown is the one-day yield as of the end of the reporting period.
(h)

Agreement with Fixed Income Clearing Corporation, 4.350% dated 6/30/25 to be repurchased at $7,173,867 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/34, valued at $7,316,537.

Investments in Derivatives

Futures Contracts - Long
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation	)
S&P 500 E-Mini Index	25	09/19/25	$7,603,669	$7,817,187	$213,518

96	See Notes to Financial Statements

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97

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)	Balanced	Core Bond	Core Equity	Growth Equity
ASSETS
Affiliated investments, at value‡	$67,043,502	$–	$–	$–
Long-term investments, at value*†	–	199,435,095	211,461,123	190,725,351
Short-term investments, at value#	–	1,542,000	1,069,000	341,000
Investments purchased with collateral from securities lending, at value (cost approximates value)	–	1,467,088	–	1,023,829
Cash	–	176,579	551	–
Cash denominated in foreign currencies^	–	–	–	–
Cash collateral at brokers for investments in futures contracts	–	–	–	–
Cash collateral at brokers for investments in mortgage dollar rolls	–	1,960,000	–	–
Receivables:
Dividends	–	1,056	93,257	31,463
Interest	–	1,706,824	129	41
Investments sold	613,483	4,617,689	–	2,447,172
Reclaims	–	1,007	2,262	10,811
Reimbursement from Adviser	5,771	9,108	10,420	6,638
Shares sold	2,009	197,209	4,609	6,030
Variation margin on centrally cleared swap contracts	–	7,138	–	–
Variation margin on futures contracts	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	142	–	–
Other	5,541	72,326	49,068	40,462
Total assets	67,670,306	211,193,261	212,690,419	194,632,797
LIABILITIES
Due to affiliates	2,187	2,363	5,545	4,209
Cash collateral due to broker	–	2,559	–	–
Cash overdraft	230,412	–	–	313
Payables:
Management fees	5,435	49,768	75,835	68,462
Collateral from securities lending	–	1,467,088	–	1,023,829
Capital gain taxes	–	–	–	–
Investments purchased - regular settlement	316,614	2,358,104	–	817,009
Investments purchased - when-issued/delayed-delivery settlement	–	2,812,641	–	–
Shares redeemed	862	3,873	511,157	769,854
Variation margin on centrally cleared swap contracts	–	26,805	–	–
Unrealized depreciation on forward foreign currency contracts	–	6,027	–	–
Accrued expenses:
Custodian fees	3,875	56,409	8,625	11,294
Professional fees	6,106	18,800	11,582	11,512
Shareholder reporting expenses	7,856	12,770	10,735	10,102
Shareholder servicing agent fees	344	352	460	393
Trustees fees	5,235	72,329	49,762	28,897
Other	–	–	1,643	1,239
Total liabilities	578,926	6,889,888	675,344	2,747,113
Net assets	$67,091,380	$204,303,373	$212,015,075	$191,885,684

NET ASSETS CONSIST OF:
Paid-in capital	$51,227,746	$219,587,222	$94,641,756	$71,291,583
Total distributable earnings (loss)	15,863,634	(15,283,849)	117,373,319	120,594,101
Net assets	$67,091,380	$204,303,373	$212,015,075	$191,885,684

Shares outstanding	5,000,569.61	21,762,081.83	9,223,012.71	7,959,311.21
Net asset value per share	$13.42	$9.39	$22.99	$24.11

* Includes securities loaned of	$–	$1,417,315	$–	$978,860
‡ Affiliated investments, cost	$52,680,007	$–	$–	$–
† Long-term investments, cost	$–	$207,082,058	$130,137,435	$82,529,811
# Short-term investments, cost	$–	$1,542,000	$1,069,000	$341,000
^ Cash denominated in foreign currencies, cost	$–	$–	$–	$–

Authorized shares - per class	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$0.0001	$0.0001	$0.0001	$0.0001

98	See Notes to Financial Statements

International Equity	Large Cap Responsible Equity	Large Cap Value	Money Market	Real Estate Securities Select	Small Cap Equity	Stock Index
$–	$–	$–	$–	$–	$–	$–
162,881,571	99,273,536	84,924,597	–	62,068,913	64,048,894	872,045,394
5,370,958	1,579,000	370,000	153,536,149	677,000	1,386,000	8,171,958
–	–	–	–	–	312,230	1,753,681
529	–	233	64	273	863	346
132,976	–	–	–	–	–	–
–	–	–	–	–	3	1,413
–	–	–	–	–	–	–
204,542	47,630	40,586	–	199,392	47,019	463,970
528	191	45	270,163	82	168	867
–	–	463,089	–	–	–	–
422,898	–	214	–	–	–	–
5,035	2,824	7,261	3,783	6,404	5,528	–
5,311	466	127,351	–	21,021	599	6,511
–	–	–	–	–	–	–
–	7,500	–	–	–	1,450	37,500
–	–	–	–	–	–	–
55,977	25,938	39,715	1,323	50,912	33,040	296,298
169,080,325	100,937,085	85,973,091	153,811,482	63,023,997	65,835,794	882,777,938
3,487	2,273	2,260	2,303	2,239	2,250	3,027
–	32	–	–	–	–	–
–	172	–	–	–	–	–
67,694	12,079	30,622	12,226	25,926	24,190	42,182
–	–	–	–	–	312,230	1,753,681
52,941	–	–	–	–	–	–
936,757	–	453,908	3,868,661	–	–	–
–	–	–	–	–	–	–
505,467	177,563	157,364	4,850,740	86,637	131,096	915,643
–	–	–	–	–	–	–
–	–	–	–	–	–	–
13,790	10,101	7,740	25,515	7,705	17,867	14,638
16,060	8,463	11,889	9,332	12,394	10,343	15,104
11,902	9,093	8,542	14,313	9,153	7,530	17,793
366	405	356	273	347	306	664
57,743	26,246	39,508	420	51,118	32,957	294,162
4,287	4,365	–	–	37	499	–
1,670,494	250,792	712,189	8,783,783	195,556	539,268	3,056,894
$167,409,831	$100,686,293	$85,260,902	$145,027,699	$62,828,441	$65,296,526	$879,721,044

$121,595,796	$41,965,459	$40,880,426	$145,018,809	$35,913,548	$43,265,607	$133,520,754
45,814,035	58,720,834	44,380,476	8,890	26,914,893	22,030,919	746,200,290
$167,409,831	$100,686,293	$85,260,902	$145,027,699	$62,828,441	$65,296,526	$879,721,044

15,199,769.55	4,467,646.27	4,084,429.57	145,002,752.80	4,492,114.10	4,221,118.61	17,667,261.64
$11.01	$22.54	$20.87	$1.00	$13.99	$15.47	$49.79

$–	$–	$–	$–	$–	$377,909	$4,536,690
$–	$–	$–	$–	$–	$–	$–
$111,416,310	$53,766,758	$50,137,978	$–	$39,835,595	$52,326,883	$200,924,911
$5,371,071	$1,579,000	$370,000	$153,536,149	$677,000	$1,386,000	$8,172,071
$132,612	$–	$–	$–	$–	$–	$–

Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
$0.0001	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001

See Notes to Financial Statements	99

Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)	Balanced	Core Bond	Core Equity	Growth Equity	International Equity

INVESTMENT INCOME
Affiliated income	$–	$–	$27,506	$12,101	$10,752
Dividends	–	2,113	1,182,415	524,911	3,104,722
Interest	1,136	4,870,395	18,716	29,515	75,077
Securities lending income, net	–	2,577	–	21,011	3,754
Tax withheld	–	(313)	–	(12,831)	(341,786)
Total investment income	1,136	4,874,772	1,228,637	574,707	2,852,519

EXPENSES
Management fees	32,137	301,832	458,040	398,065	390,002
Shareholder servicing agent fees	863	1,165	1,391	1,207	1,110
Administrative service fees	6,016	6,608	6,655	6,582	6,478
Trustees fees	265	876	959	839	638
Custodian expenses	3,982	55,752	9,350	11,823	22,640
Overdraft expense	1,005	–	–	1,932	–
Professional fees	7,078	20,634	13,125	12,800	17,216
Shareholder reporting expenses	17,669	18,907	18,389	18,317	18,988
Other	13,066	15,786	21,647	20,281	30,537
Total expenses	82,081	421,560	529,556	471,846	487,609
Expenses reimbursed by the investment adviser	(48,910)	(68,807)	(197)	(9,863)	(19,537)
Net expenses	33,171	352,753	529,359	461,983	468,072
Net investment income (loss)	(32,035)	4,522,019	699,278	112,724	2,384,447

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments	–	(1,824,747)	7,540,958	8,401,068	2,409,394
Affiliated investments	200,219	–	–	–	–
Futures contracts	–	–	–	–	–
Swap contracts	–	(140,818)	–	–	–
Foreign currency transactions	66	714	611	(1,401)	(15,917)
Net realized gain (loss)	200,285	(1,964,851)	7,541,569	8,399,667	2,393,477
Change in unrealized appreciation (depreciation) on:
Investments‡	–	5,160,629	(3,281,925)	939,586	20,607,199
Affiliated investments	3,365,220	–	–	–	–
Futures contracts	–	–	–	–	–
Forward foreign currency contracts	–	(11,081)	–	–	–
Swap contracts	–	(100,155)	–	–	–
Foreign currency translations	–	(627)	169	1,353	50,845
Net change in unrealized appreciation (depreciation)	3,365,220	5,048,766	(3,281,756)	940,939	20,658,044
Net realized and unrealized gain (loss)	3,565,505	3,083,915	4,259,813	9,340,606	23,051,521
Net increase (decrease) in net assets from operations	$3,533,470	$7,605,934	$4,959,091	$9,453,330	$25,435,968

‡ Net of change in unrealized foreign capital gains taxes	$–	$–	$–	$–	$(52,941)

100	See Notes to Financial Statements

Large Cap Responsible Equity	Large Cap Value	Money Market	Real Estate Securities Select	Small Cap Equity	Stock Index

$ –	$ 6,920	$ –	$ 4,868	$ –	$ –
621,448	797,736	–	980,305	390,588	5,307,050
23,249	10,566	3,113,710	14,085	19,459	113,179
–	788	–	–	8,639	12,167
(1,151)	(5,280)	–	–	(1,515)	(1,069)
643,546	810,730	3,113,710	999,258	417,171	5,431,327

71,076	182,879	70,971	157,435	148,375	250,977
1,059	921	891	865	783	3,160
6,362	6,314	6,465	6,274	6,288	8,322
427	353	614	293	323	3,876
10,783	15,064	24,898	7,895	20,691	14,833
583	167	–	–	633	–
9,659	12,484	10,441	12,847	11,288	21,626
30,343	18,100	19,533	18,092	18,225	19,442
19,863	13,499	7,679	16,708	17,730	17,032
150,155	249,781	141,492	220,409	224,336	339,268
(45,297)	(38,243)	(33,719)	(40,893)	(52,708)	–
104,858	211,538	107,773	179,516	171,628	339,268
538,688	599,192	3,005,937	819,742	245,543	5,092,059

1,252,025	2,747,212	(964)	918,624	1,946,006	28,030,669
–	–	–	–	–	–
(81,054)	–	–	–	(97,911)	(205,757)
–	–	–	–	–	–
62	21	7	19	39	107
1,171,033	2,747,233	(957)	918,643	1,848,134	27,825,019

6,347,327	2,445,570	–	(1,455,400)	(2,393,641)	14,105,991
–	–	–	–	–	–
44,930	–	–	–	55,661	289,428
–	–	–	–	–	–
–	–	–	–	–	–
–	25	–	–	–	–
6,392,257	2,445,595	–	(1,455,400)	(2,337,980)	14,395,419
7,563,290	5,192,828	(957)	(536,757)	(489,846)	42,220,438
$ 8,101,978	$ 5,792,020	$ 3,004,980	$ 282,985	$ (244,303)	$ 47,312,497

$ –	$ –	$ –	$ –	$ –	$ –

See Notes to Financial Statements	101

Statement of Changes in Net Assets

	Balanced			Core Bond
		Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24

OPERATIONS
Net investment income (loss)	$	(32,035)	$1,648,436	$4,522,019	$8,821,753
Net realized gain (loss)		200,285	2,471,858	(1,964,851)	(2,934,408)
Net change in unrealized appreciation (depreciation)		3,365,220	2,623,634	5,048,766	(637,689)
Net increase (decrease) in net assets from operations		3,533,470	6,743,928	7,605,934	5,249,656
Distributions to shareholders		–	(3,150,395)	–	(7,706,663)
Total distributions		–	(3,150,395)	–	(7,706,663)

FUND SHARE TRANSACTIONS
Subscriptions		569,802	1,744,222	8,038,470	17,182,088
Reinvestments of distributions		–	3,149,775	–	7,706,438
Redemptions		(1,363,058)	(12,017,358)	(12,585,819)	(22,081,178)
Net increase (decrease) from Fund share transactions		(793,256)	(7,123,361)	(4,547,349)	2,807,348
Net increase (decrease) in net assets		2,740,214	(3,529,828)	3,058,585	350,341
Net assets at the beginning of period		64,351,166	67,880,994	201,244,788	200,894,447
Net assets at the end of period	$	67,091,380	$64,351,166	$204,303,373	$201,244,788

102	See Notes to Financial Statements

Core Equity		Growth Equity		International Equity		Large Cap Responsible Equity
Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24

$ 699,278	$1,820,259	$112,724	$122,458	$2,384,447	$2,935,484	$538,688	$1,094,263
7,541,569	26,757,676	8,399,667	8,531,169	2,393,477	4,256	1,171,033	11,196,315
(3,281,756)	22,727,138	940,939	34,768,755	20,658,044	1,944,525	6,392,257	3,181,668

4,959,091	51,305,073	9,453,330	43,422,382	25,435,968	4,884,265	8,101,978	15,472,246
–	(8,702,763)	–	(440,583)	–	(3,279,596)	–	(6,107,652)
–	(8,702,763)	–	(440,583)	–	(3,279,596)	–	(6,107,652)

4,716,182	14,935,449	9,164,459	19,308,576	8,183,941	15,446,204	1,121,850	8,110,708
–	8,702,193	–	440,583	–	3,279,596	–	6,106,805
(14,289,698)	(33,328,383)	(15,060,976)	(31,871,078)	(11,531,716)	(14,671,914)	(5,684,766)	(15,403,343)

(9,573,516)	(9,690,741)	(5,896,517)	(12,121,919)	(3,347,775)	4,053,886	(4,562,916)	(1,185,830)
(4,614,425)	32,911,569	3,556,813	30,859,880	22,088,193	5,658,555	3,539,062	8,178,764
216,629,500	183,717,931	188,328,871	157,468,991	145,321,638	139,663,083	97,147,231	88,968,467
$ 212,015,075	$216,629,500	$191,885,684	$188,328,871	$167,409,831	$145,321,638	$100,686,293	$97,147,231

See Notes to Financial Statements	103

Statement of Changes in Net Assets (continued)

	Large Cap Value		Money Market
	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24
OPERATIONS
Net investment income (loss)	$599,192	$1,219,700	$3,005,937	$6,735,393
Net realized gain (loss)	2,747,233	5,965,650	(957)	7,747
Net change in unrealized appreciation (depreciation)	2,445,595	4,395,833	–	–
Net increase (decrease) in net assets from operations	5,792,020	11,581,183	3,004,980	6,743,140
Distributions to shareholders	–	(6,685,760)	(3,005,943)	(6,735,853)
Total distributions	–	(6,685,760)	(3,005,943)	(6,735,853)

FUND SHARE TRANSACTIONS
Subscriptions	3,895,108	7,352,430	65,955,961	106,680,927
Reinvestments of distributions	–	6,684,727	3,005,848	6,736,745
Redemptions	(5,734,683)	(18,029,490)	(56,534,642)	(112,732,239)
Net increase (decrease) from Fund share transactions	(1,839,575)	(3,992,333)	12,427,167	685,433
Net increase (decrease) in net assets	3,952,445	903,090	12,426,204	692,720
Net assets at the beginning of period	81,308,457	80,405,367	132,601,495	131,908,775
Net assets at the end of period	$85,260,902	$81,308,457	$145,027,699	$132,601,495

104	See Notes to Financial Statements

Real Estate Securities Select		Small Cap Equity		Stock Index
Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24

$ 819,742	$1,708,624	$245,543	$485,184	$5,092,059	$10,657,471
918,643	3,431,949	1,848,134	7,996,034	27,825,019	39,885,488

(1,455,400)	(2,061,932)	(2,337,980)	1,312,770	14,395,419	125,821,577

282,985	3,078,641	(244,303)	9,793,988	47,312,497	176,364,536
–	(1,870,883)	–	(1,345,173)	–	(23,783,232)
–	(1,870,883)	–	(1,345,173)	–	(23,783,232)

2,227,460	6,679,014	2,097,531	13,932,319	13,302,121	29,321,180
–	1,870,722	–	1,345,173	–	23,783,232
(4,393,012)	(15,499,743)	(6,703,240)	(19,154,324)	(55,187,178)	(106,939,594)

(2,165,552)	(6,950,007)	(4,605,709)	(3,876,832)	(41,885,057)	(53,835,182)
(1,882,567)	(5,742,249)	(4,850,012)	4,571,983	5,427,440	98,746,122
64,711,008	70,453,257	70,146,538	65,574,555	874,293,604	775,547,482
$ 62,828,441	$64,711,008	$65,296,526	$70,146,538	$879,721,044	$874,293,604

See Notes to Financial Statements	105

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period

Balanced

6/30/25(e)	$12.71	$(0.01)	$0.72	$0.71	$–	$–	$–	$13.42
12/31/24	12.07	0.31	0.95	1.26	(0.27)	(0.35)	(0.62)	12.71
12/31/23	11.01	0.25	1.44	1.69	(0.30)	(0.33)	(0.63)	12.07
12/31/22	14.29	0.20	(2.60)	(2.40)	(0.33)	(0.55)	(0.88)	11.01
12/31/21	13.57	0.22	1.10	1.32	(0.26)	(0.34)	(0.60)	14.29
12/31/20	12.45	0.26	1.45	1.71	(0.26)	(0.33)	(0.59)	13.57

Core Bond

6/30/25(e)	9.05	0.20	0.14	0.34	–	–	–	9.39
12/31/24	9.15	0.40	(0.14)	0.26	(0.36)	–	(0.36)	9.05
12/31/23	8.89	0.37	0.17	0.54	(0.28)	–	(0.28)	9.15
12/31/22	10.56	0.27	(1.67)	(1.40)	(0.21)	(0.06)	(0.27)	8.89
12/31/21	11.10	0.22	(0.33)	(0.11)	(0.25)	(0.18)	(0.43)	10.56
12/31/20	10.59	0.27	0.56	0.83	(0.32)	—	(0.32)	11.10

Core Equity

6/30/25(e)	22.41	0.07	0.51	0.58	–	–	–	22.99
12/31/24	18.12	0.19	5.01	5.20	(0.18)	(0.73)	(0.91)	22.41
12/31/23	17.53	0.19	5.08	5.27	(0.23)	(4.45)	(4.68)	18.12
12/31/22	26.06	0.23	(6.11)	(5.88)	(0.17)	(2.48)	(2.65)	17.53
12/31/21	21.40	0.15	5.19	5.34	(0.19)	(0.49)	(0.68)	26.06
12/31/20	18.82	0.18	3.49	3.67	(0.25)	(0.84)	(1.09)	21.40

Growth Equity

6/30/25(e)	22.89	0.01	1.21	1.22	–	–	–	24.11
12/31/24	17.89	0.01	5.04	5.05	(0.05)	–	(0.05)	22.89
12/31/23	12.25	0.05	5.63	5.68	(0.04)	–	(0.04)	17.89
12/31/22	20.88	0.04	(6.92)	(6.88)	–	(1.75)	(1.75)	12.25
12/31/21	21.88	(0.02)	3.55	3.53	(0.06)	(4.47)	(4.53)	20.88
12/31/20	16.38	0.04	6.92	6.96	(0.06)	(1.40)	(1.46)	21.88

(a)	Based on average shares outstanding.
(b)	Total returns are not annualized.
(c)	The Fund’s ratios do not include the expenses or income of the Underlying Funds related to the Balanced Fund.
(d)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(e)	Unaudited
(f)	Annualized.
††

Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.

106	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return††,(b)	Net Assets, End of Period (000)	Gross Expenses(c)		Net Expenses(c)		Net Investment Income (Loss)(c),(d)		Portfolio Turnover Rate	Portfolio Turnover Rate Excluding Mortgage Dollar Rolls

5.59%	$67,091	0.26	%(f)	0.10	% (f)	(0.10	)% (f)	6%	6%
10.38	64,351	0.22		0.10		2.46		12	12
15.77	67,881	0.21		0.10		2.13		15	15
(16.59)	62,013	0.21		0.10		1.63		18	18
9.78	81,075	0.18		0.10		1.52		16	16
14.16	74,157	0.18		0.10		2.06		28	28

3.76	204,303	0.42	(f)	0.35	(f)	4.49	(f)	42	41
2.71	201,245	0.42		0.35		4.39		79	71
6.27	200,894	0.42		0.35		4.13		75	72
(13.21)	191,255	0.42		0.35		2.90		181	104
(0.99)	230,014	0.42		0.35		2.03		258	89
7.86	217,823	0.37		0.35		2.52		154	91

2.59	212,015	0.52	(f)	0.52	(f)	0.69	(f)	62	62
28.83	216,630	0.51		0.51		0.87		43	43
32.93	183,718	0.53		0.51		1.02		46	46
(22.24)	147,881	0.54		0.52		1.07		123	123
25.17	210,649	0.52		0.52		0.63		63	63
20.44	177,154	0.54		0.52		0.95		64	64

5.33	191,886	0.53	(f)	0.52	(f)	0.13	(f)	22	22
28.26	188,329	0.52		0.52		0.07		33	33
46.42	157,469	0.53		0.52		0.32		46	46
(32.92)	114,369	0.56		0.52		0.27		52	52
16.16	177,066	0.52		0.52		(0.09)		56	56
43.97	166,435	0.54		0.52		0.22		120	120

See Notes to Financial Statements	107

Financial Highlights (continued)

		Investment Operations				Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains		Total	Net Asset Value, End of Period
International Equity
6/30/25(d)	$9.37	$0.15		$1.49	$1.64	$—	$—		$—	$11.01
12/31/24	9.24	0.20		0.15	0.35	(0.22)	—		(0.22)	9.37
12/31/23	8.11	0.21		1.11	1.32	(0.19)	—		(0.19)	9.24
12/31/22	10.11	0.21		(1.94)	(1.73)	(0.27)	—		(0.27)	8.11
12/31/21	9.22	0.27		0.73	1.00	(0.11)	—		(0.11)	10.11
12/31/20	8.12	0.12		1.11	1.23	(0.13)	—		(0.13)	9.22
Large Cap Responsible Equity
6/30/25(d)	20.73	0.12		1.69	1.81	—	—		—	22.54
12/31/24	18.72	0.23		3.14	3.37	(0.31)	(1.05)		(1.36)	20.73
12/31/23	15.98	0.29		3.20	3.49	(0.25)	(0.50)		(0.75)	18.72
12/31/22	22.74	0.26		(4.50)	(4.24)	(0.24)	(2.28)		(2.52)	15.98
12/31/21	18.67	0.23		4.64	4.87	(0.23)	(0.57)		(0.80)	22.74
12/31/20	16.75	0.23		3.00	3.23	(0.27)	(1.04)		(1.31)	18.67
Large Cap Value
6/30/25(d)	19.46	0.15		1.26	1.41	—	—		—	20.87
12/31/24	18.38	0.29		2.44	2.73	(0.32)	(1.33)		(1.65)	19.46
12/31/23	16.60	0.29		2.04	2.33	(0.29)	(0.26)		(0.55)	18.38
12/31/22	19.02	0.27		(1.73)	(1.46)	(0.23)	(0.73)		(0.96)	16.60
12/31/21	15.20	0.21		3.85	4.06	(0.24)	—		(0.24)	19.02
12/31/20	14.92	0.25		0.30	0.55	(0.27)	—		(0.27)	15.20
Money Market
6/30/25(d)	1.00	0.02		—	0.02	(0.02)	—		(0.02)	1.00
12/31/24	1.00	0.05		—	0.05	(0.05)	(0.00	)(f)	(0.05)	1.00
12/31/23	1.00	0.05		0.00 (f)	0.05	(0.05)	—		(0.05)	1.00
12/31/22	1.00	0.02		(0.01)	0.01	(0.01)	—		(0.01)	1.00
12/31/21	1.00	—		—	—	—	—		—	1.00
12/31/20	1.00	0.00	(f)	—	0.00 (f)	0.00 (f)	—		0.00 (f)	1.00

(a)	Based on average shares outstanding.
(b)	Total returns are not annualized.
(c)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)	Unaudited
(e)	Annualized.
(f)	Value rounded to zero.
††

Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.

108	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return††,(b)	Net Assets, End of Period (000)	Gross Expenses		Net Expenses		Net Investment Income (Loss)(c)		Portfolio Turnover Rate

17.50%	$167,410	0.62	% (e)	0.60	% (e)	3.06	% (e)	17%
3.64	145,322	0.61		0.60		2.00		9
16.41	139,663	0.61		0.60		2.41		21
(16.70)	121,540	0.63		0.60		2.50		23
10.84	143,490	0.61		0.60		2.71		22
15.34	122,446	0.64		0.60		1.52		88

8.73	100,686	0.32	(e)	0.22	(e)	1.14	(e)	20
18.02	97,147	0.26		0.22		1.14		53
22.41	88,968	0.29		0.22		1.69		27
(17.83)	77,038	0.29		0.22		1.37		20
26.35	102,130	0.26		0.22		1.09		31
20.47	81,812	0.30		0.22		1.38		29

7.25	85,261	0.61	(e)	0.52	(e)	1.47	(e)	14
14.78	81,308	0.60		0.52		1.45		17
14.30	80,405	0.60		0.52		1.70		25
(7.10)	77,516	0.60		0.52		1.55		23
26.85	91,789	0.58		0.52		1.19		27
4.01	73,829	0.61		0.52		1.85		30

2.12	145,028	0.20	(e)	0.15	(e)	4.24	(e)	—
5.17	132,601	0.21		0.15		5.05		—
5.02	131,909	0.20		0.15		4.91		—
1.46	133,926	0.21		0.15		1.55		—
0.00	96,930	0.22		0.06		0.00		—
0.41	115,039	0.20		0.14		0.37		—

See Notes to Financial Statements	109

Financial Highlights (continued)

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Real Estate Securities Select

6/30/25(d)	$13.93	$0.18	$(0.12)	$0.06	$—	$—	$—	$13.99
12/31/24	13.65	0.35	0.33	0.68	(0.40)	—	(0.40)	13.93
12/31/23	12.54	0.35	1.10	1.45	(0.34)	—	(0.34)	13.65
12/31/22	19.94	0.33	(6.04)	(5.71)	(0.25)	(1.44)	(1.69)	12.54
12/31/21	14.53	0.23	5.48	5.71	(0.26)	(0.04)	(0.30)	19.94
12/31/20	15.60	0.27	(0.17)	0.10	(0.34)	(0.83)	(1.17)	14.53

Small Cap Equity

6/30/25(d)	15.51	0.06	(0.10)	(0.04)	—	—	—	15.47
12/31/24	13.63	0.11	2.07	2.18	(0.14)	(0.16)	(0.30)	15.51
12/31/23	11.89	0.11	2.05	2.16	(0.11)	(0.31)	(0.42)	13.63
12/31/22	17.52	0.11	(3.05)	(2.94)	(0.08)	(2.61)	(2.69)	11.89
12/31/21	14.11	0.07	3.42	3.49	(0.08)	—	(0.08)	17.52
12/31/20	13.13	0.06	1.46	1.52	(0.10)	(0.44)	(0.54)	14.11

Stock Index

6/30/25(d)	47.11	0.28	2.40	2.68	—	—	—	49.79
12/31/24	39.17	0.56	8.67	9.23	(0.62)	(0.67)	(1.29)	47.11
12/31/23	31.88	0.57	7.58	8.15	(0.53)	(0.33)	(0.86)	39.17
12/31/22	41.02	0.52	(8.44)	(7.92)	(0.47)	(0.75)	(1.22)	31.88
12/31/21	33.13	0.46	8.00	8.46	(0.47)	(0.10)	(0.57)	41.02
12/31/20	28.02	0.44	5.28	5.72	(0.48)	(0.13)	(0.61)	33.13

(a)	Based on average shares outstanding.
(b)	Total returns are not annualized.
(c)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)	Unaudited
(e)	Annualized.
††

Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.

110	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return††,(b)	Net Assets, End of Period (000)	Gross Expenses		Net Expenses		Net Investment Income (Loss)(c)		Portfolio Turnover Rate

0.43%	$62,828	0.70	% (e)	0.57	% (e)	2.60	% (e)	19%
4.78	64,711	0.66		0.57		2.55		30
12.01	70,453	0.65		0.57		2.76		9
(28.62)	71,123	0.63		0.57		2.09		33
39.53	108,168	0.61		0.57		1.37		38
1.27	80,816	0.62		0.57		1.86		44

(0.26)	65,297	0.70	(e)	0.53	(e)	0.76	(e)	37
16.01	70,147	0.63		0.53		0.71		83
18.65	65,575	0.64		0.53		0.86		80
(15.63)	57,667	0.66		0.53		0.78		73
24.76	74,964	0.62		0.53		0.44		78
12.80	60,254	0.69		0.53		0.55		97

5.69	879,721	0.08	(e)	0.08	(e)	1.22	(e)	1
23.67	874,294	0.10		0.09		1.27		1
25.91	775,547	0.08		0.08		1.60		1
(19.18)	653,220	0.09		0.09		1.48		2
25.63	833,428	0.08		0.08		1.22		3
20.76	678,732	0.09		0.09		1.58		3

See Notes to Financial Statements	111

Notes to Financial Statements

(Unaudited)

1. General Information

Trust and Fund Information: TIAA-CREF Life Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:

Fund Name	Short Name

Nuveen Life Balanced Fund	Balanced

Nuveen Life Core Bond Fund	Core Bond

Nuveen Life Core Equity Fund	Core Equity

Nuveen Life Growth Equity Fund	Growth Equity

Nuveen Life International Equity Fund	International Equity

Nuveen Life Large Cap Responsible Equity Fund	Large Cap Responsible Equity

Nuveen Life Large Cap Value Fund	Large Cap Value

Nuveen Life Money Market Fund	Money Market

Nuveen Life Real Estate Securities Select Fund	Real Estate Securities Select

Nuveen Life Small Cap Equity Fund	Small Cap Equity

Nuveen Life Stock Index Fund	Stock Index

Current Fiscal Period: The end of the reporting period for the Funds is June 30, 2025, and the period covered by these Notes to Financial Statements is the six months ended June 30, 2025 (the “current fiscal period”).

Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services–Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: The Funds pay the members of the Board of Trustees (“Board”) all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Funds’ portfolios. Distributions received from certain securities in which the Real Estate Securities Select invest, most notably real estate investment trust (“REIT”) securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in the Fund’s ordinary income until such time the Fund is notified by the issuer of the actual tax character. For the current fiscal period, dividend income, net realized gain (loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of ordinary income, capital gain, and/or return of capital as reported by the issuers of such securities as of the prior calendar year end.

Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

112

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Indemnification: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income also reflects payment-in kind (“PIK”) interest, paydown gains and losses and fee income, if any. PIK interest represents income received in the form of securities in lieu of cash.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

113

Notes to Financial Statements (continued)

3. Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.

Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.

Swap contracts are marked-to-market daily based upon a price supplied by pricing services. Swaps are generally classified as Level 2.

114

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Balanced
Affiliated investment companies	$67,043,502	$–	$–	$67,043,502
Total	$67,043,502	$–	$–	$67,043,502
Core Bond
Long-Term Investments:
Bank loan obligations	$–	$3,450,312	$–	$3,450,312
Corporate bonds	–	65,339,628	–	65,339,628
Government bonds	–	100,994,458	–	100,994,458
Preferred stocks	66,898	–	–	66,898
Structured assets	–	29,583,799	–	29,583,799
Investments purchased with collateral from securities lending	1,467,088	–	–	1,467,088
Short-Term Investments:
Repurchase agreement	–	1,542,000	–	1,542,000
Investments in Derivatives:
Credit default swap contracts*	–	(141,325)	–	(141,325)
Forward foreign currency contracts*	–	(5,885)	–	(5,885)
Total	$1,533,986	$200,762,987	$–	$202,296,973
Core Equity
Long-Term Investments:
Common stocks	$211,461,123	$–	$–	$211,461,123
Short-Term Investments:
Repurchase agreement	–	1,069,000	–	1,069,000
Total	$211,461,123	$1,069,000	$–	$212,530,123
Growth Equity
Long-Term Investments:
Common stocks	$183,853,694	$6,871,657	$–	$190,725,351
Investments purchased with collateral from securities lending	1,023,829	–	–	1,023,829
Short-Term Investments:
Repurchase agreement	–	341,000	–	341,000
Total	$184,877,523	$7,212,657	$–	$192,090,180
International Equity
Long-Term Investments:
Common stocks	$13,294,211	$149,587,360	$–	$162,881,571
Short-Term Investments:
Government agency debt	–	998,958	–	998,958
Repurchase agreement	–	4,372,000	–	4,372,000
Total	$13,294,211	$154,958,318	$–	$168,252,529
Large Cap Responsible Equity
Long-Term Investments:
Common stocks	$99,273,536	$–	$–	$99,273,536
Short-Term Investments:
Repurchase agreement	–	1,579,000	–	1,579,000
Investments in Derivatives:
Futures contracts*	42,395	–	–	42,395
Total	$99,315,931	$1,579,000	$–	$100,894,931

115

Notes to Financial Statements (continued)

Fund	Level 1	Level 2	Level 3	Total
Large Cap Value
Long-Term Investments:
Common stocks	$84,924,597	$–	$–	$84,924,597
Short-Term Investments:
Repurchase agreement	–	370,000	–	370,000
Total	$84,924,597	$370,000	$–	$85,294,597
Money Market
Short-Term Investments:
Government agency debt	$–	$28,809,078	$–	$28,809,078
Repurchase agreement	–	67,753,000	–	67,753,000
Treasury debt	–	16,844,010	–	16,844,010
Variable rate securities	–	40,130,061	–	40,130,061
Total	$–	$153,536,149	$–	$153,536,149
Real Estate Securities Select
Long-Term Investments:
Common stocks	$62,068,913	$–	$–	$62,068,913
Short-Term Investments:
Repurchase agreement	–	677,000	–	677,000
Total	$62,068,913	$677,000	$–	$62,745,913
Small Cap Equity
Long-Term Investments:
Common stocks	$64,048,894	$–	$–	$64,048,894
Investments purchased with collateral from securities lending	312,230	–	–	312,230
Short-Term Investments:
Repurchase agreement	–	1,386,000	–	1,386,000
Investments in Derivatives:
Futures contracts*	36,508	–	–	36,508
Total	$64,397,632	$1,386,000	$–	$65,783,632
Stock Index
Long-Term Investments:
Common stocks	$871,964,460	$80,348	$341	$872,045,149
Rights/Warrants	–	–	245	245
Investments purchased with collateral from securities lending	1,753,681	–	–	1,753,681
Short-Term Investments:
Government agency debt	–	998,958	–	998,958
Repurchase agreement	–	7,173,000	–	7,173,000
Investments in Derivatives:
Futures contracts*	213,518	–	–	213,518
Total	$873,931,659	$8,252,306	$586	$882,184,551

*	Represents net unrealized appreciation (depreciation).

4. Portfolio Securities

Mortgage Dollar Roll Transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.

Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements:

116

		Short-term Investments,	Collateral Pledged
Fund	Counterparty	at Value	(From) Counterparty
Core Bond	Fixed Income Clearing Corporation	$1,542,000	$(1,572,879)
Core Equity	Fixed Income Clearing Corporation	1,069,000	(1,090,426)
Growth Equity	Fixed Income Clearing Corporation	341,000	(347,879)
International Equity	Fixed Income Clearing Corporation	4,372,000	(4,459,457)
Large Cap Responsible Equity	Fixed Income Clearing Corporation	1,579,000	(1,610,617)
Large Cap Value	Fixed Income Clearing Corporation	370,000	(377,479)
Money Market	Fixed Income Clearing Corporation	67,753,000	(69,108,230)
Real Estate Securities Select	Fixed Income Clearing Corporation	677,000	(690,544)
Small Cap Equity	Fixed Income Clearing Corporation	1,386,000	(1,413,791)
Stock Index	Fixed Income Clearing Corporation	7,173,000	(7,316,537)

Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special “tri-party” custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.

As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:

	Aggregate Value of Securities on Loan
Fund	Equity Securities	Fixed Income Securities	Cash Collateral Received	*	Non-Cash Collateral Received	**	Total Collateral Received
Core Bond	$–	$1,417,315	$1,467,088		$–		$1,467,088
Growth Equity	978,860	–	1,023,829		–		1,023,829
Small Cap Equity	377,909	–	312,230		148,566		460,796
Stock Index	4,536,690	–	1,753,681		2,969,545		4,723,226

* May include cash and investment of cash collateral.

** As of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

117

Notes to Financial Statements (continued)

Fund	Non-U.S. Government Purchases	U.S. Government Purchases	Non-U.S. Government Sales	U.S. Government Sales
Balanced	$3,614,968	$–	$4,427,591	$–
Core Bond	26,398,553	61,270,814	24,944,742	58,105,435
Core Equity	127,944,242	–	136,607,100	–
Growth Equity	39,331,263	–	45,227,639	–
International Equity	26,576,877	–	29,533,147	–
Large Cap Responsible Equity	18,564,771	–	23,574,513	–
Large Cap Value	11,388,707	–	12,811,643	–
Real Estate Securities Select	11,968,368	–	12,452,863	–
Small Cap Equity	23,897,367	–	29,228,152	–
Stock Index	10,188,268	–	52,101,623	–

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed- delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Funds have outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

5. Derivative Investments

Each Fund (other than Money Market) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Futures Contracts: Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.

A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Futures Contracts Outstanding*
Large Cap Responsible Equity	$984,893
Small Cap Equity	643,745
Stock Index	5,902,484

*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Forward Foreign Currency Contracts: Certain Funds may use forward foreign currency contracts (“forward contracts”) to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.

118

A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities. The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations. Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.

The average notional amount of forward contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Forward Contracts Outstanding*
Core Bond	$131,057

*

The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the reporting period.

Fund	Counterparty	Gross Unrealized Appreciation on Forward Foreign Currency Contracts*	Gross Unrealized Depreciation on Forward Foreign Currency Contracts*	Net Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts	Collateral Pledged to (from) Counterparty	Net Exposure
Core Bond	Bank of America, N.A.	$–	$(5,889)	$(5,889)	$–	$(5,889)
	Morgan Stanley Capital Services	142	(138)	4	–	4
	Total	$142	$(6,027)	$(5,885)	$–	$(5,885)

* Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund’s Portfolio of Investments.

Credit Default Swap Contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds (other than Money Market) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.

Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive (deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.

Credit default swaps can be settled either directly with the counterparty (“OTC”) or through a central clearinghouse (“centrally cleared”). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.

Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.

The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the Statement of Operations.

The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.

119

Notes to Financial Statements (continued)

The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Swap Contracts Outstanding*
Core Bond	$7,166,667

*

The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Location	Value	Location	Value
Core Bond
Forward foreign currency contracts	Foreign currency exchange rate	Unrealized appreciation on forward contracts	$142	Unrealized depreciation on forward contracts	$(6,027)
Credit default swap contracts	Credit	Unrealized appreciation on swap contracts*	16,929	Unrealized depreciation on swap contracts*	(158,254)

Large Cap Responsible Equity Futures contracts	Equity	Unrealized appreciation on futures contracts*	42,395	-	–

Small Cap Equity Futures contracts	Equity	Unrealized appreciation on futures contracts*	36,508	-	–

Stock Index Futures contracts	Equity	Unrealized appreciation on futures contracts*	213,518	-	–

* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund’s Portfolio of investments. The Statements of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.

During the current fiscal period, the effect of derivative contracts on the Funds’ Statement of Operations was as follows:

Derivative Instrument	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Core Bond
Forward foreign currency contracts	Foreign currency exchange rate	$–	$(11,081)
Swap contracts	Credit	(140,818)	(100,155)

Large Cap Responsible Equity
Futures contracts	Equity	(81,054)	44,930

Small Cap Equity
Futures contracts	Equity	(97,911)	55,661

Stock Index
Futures contracts	Equity	(205,757)	289,428

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

120

6.	Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Six Months Ended 6/30/25		Year Ended 12/31/24
Balanced	Shares	Value	Shares	Value

Subscriptions	44,156	$569,802	138,683	$1,744,222
Reinvestments of distributions	–	–	245,119	3,149,775
Redemptions	(105,064)	(1,363,058)	(948,463)	(12,017,358)

Net increase (decrease) from shareholder transactions	(60,908)	$(793,256)	(564,661)	$(7,123,361)

	Six Months Ended 6/30/25		Year Ended 12/31/24
Core Bond	Shares	Value	Shares	Value

Subscriptions	876,466	$8,038,470	1,876,370	$17,182,088
Reinvestments of distributions	–	–	826,871	7,706,438
Redemptions	(1,361,927)	(12,585,819)	(2,407,198)	(22,081,178)

Net increase (decrease) from shareholder transactions	(485,461)	$(4,547,349)	296,043	$2,807,348

	Six Months Ended 6/30/25		Year Ended 12/31/24
Core Equity	Shares	Value	Shares	Value

Subscriptions	215,275	$4,716,182	705,757	$14,935,449
Reinvestments of distributions	–	–	397,905	8,702,193
Redemptions	(658,572)	(14,289,698)	(1,575,751)	(33,328,383)

Net increase (decrease) from shareholder transactions	(443,297)	$(9,573,516)	(472,089)	$(9,690,741)

	Six Months Ended 6/30/25		Year Ended 12/31/24
Growth Equity	Shares	Value	Shares	Value

Subscriptions	411,446	$9,164,459	956,403	$19,308,576
Reinvestments of distributions	–	–	20,675	440,583
Redemptions	(678,708)	(15,060,976)	(1,552,858)	(31,871,078)

Net increase (decrease) from shareholder transactions	(267,262)	$(5,896,517)	(575,780)	$(12,121,919)

	Six Months Ended 6/30/25		Year Ended 12/31/24
International Equity	Shares	Value	Shares	Value

Subscriptions	805,600	$8,183,941	1,574,300	$15,446,204
Reinvestments of distributions	–	–	329,277	3,279,596
Redemptions	(1,111,965)	(11,531,716)	(1,504,680)	(14,671,914)

Net increase (decrease) from shareholder transactions	(306,365)	$(3,347,775)	398,897	$4,053,886

	Six Months Ended 6/30/25		Year Ended 12/31/24
Large Cap Responsible Equity	Shares	Value	Shares	Value

Subscriptions	54,103	$1,121,850	385,114	$8,110,708
Reinvestments of distributions	–	–	296,303	6,106,805
Redemptions	(272,563)	(5,684,766)	(748,614)	(15,403,343)

Net increase (decrease) from shareholder transactions	(218,460)	$(4,562,916)	(67,197)	$(1,185,830)

	Six Months Ended 6/30/25		Year Ended 12/31/24
Large Cap Value	Shares	Value	Shares	Value

Subscriptions	193,338	$3,895,108	372,234	$7,352,430
Reinvestments of distributions	–	–	339,844	6,684,727
Redemptions	(287,791)	(5,734,683)	(906,754)	(18,029,490)

Net increase (decrease) from shareholder transactions	(94,453)	$(1,839,575)	(194,676)	$(3,992,333)

	Six Months Ended 6/30/25		Year Ended 12/31/24
Money Market	Shares	Value	Shares	Value

Subscriptions	65,955,961	$65,955,961	106,680,927	$106,680,927
Reinvestments of distributions	3,005,848	3,005,848	6,736,745	6,736,745
Redemptions	(56,534,642)	(56,534,642)	(112,732,239)	(112,732,239)

Net increase (decrease) from shareholder transactions	12,427,167	$12,427,167	685,433	$685,433

121

Notes to Financial Statements (continued)

	Six Months Ended 6/30/25		Year Ended 12/31/24
Real Estate Securities Select	Shares	Value	Shares	Value

Subscriptions	159,134	$2,227,460	473,945	$6,679,014
Reinvestments of distributions	–	–	125,805	1,870,722
Redemptions	(313,482)	(4,393,012)	(1,116,360)	(15,499,743)

Net increase (decrease) from shareholder transactions	(154,348)	$(2,165,552)	(516,610)	$(6,950,007)

	Six Months Ended 6/30/25		Year Ended 12/31/24
Small Cap Equity	Shares	Value	Shares	Value

Subscriptions	142,394	$2,097,531	931,594	$13,932,319
Reinvestments of distributions	–	–	87,292	1,345,173
Redemptions	(445,192)	(6,703,240)	(1,305,768)	(19,154,324)

Net increase (decrease) from shareholder transactions	(302,798)	$(4,605,709)	(286,882)	$(3,876,832)

	Six Months Ended 6/30/25		Year Ended 12/31/24
Stock Index	Shares	Value	Shares	Value

Subscriptions	289,585	$13,302,121	669,384	$29,321,180
Reinvestments of distributions	–	–	523,053	23,783,232
Redemptions	(1,181,361)	(55,187,178)	(2,432,705)	(106,939,594)

Net increase (decrease) from shareholder transactions	(891,776)	$(41,885,057)	(1,240,268)	$(53,835,182)

7. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Balanced	$55,798,562	$14,969,809	$(3,724,869)	$11,244,940

Core Bond	210,147,658	2,082,393	(9,927,193)	(7,844,800)

Core Equity	131,788,909	81,923,173	(1,181,959)	80,741,214

Growth Equity	84,804,367	109,622,437	(2,336,624)	107,285,813

International Equity	117,257,290	57,118,866	(6,123,627)	50,995,239

Large Cap Responsible Equity	56,424,727	47,141,764	(2,671,560)	44,470,204

Large Cap Value	51,425,160	35,625,116	(1,755,679)	33,869,437

Money Market	153,536,149	–	–	–

Real Estate Securities Select	40,860,612	22,560,398	(675,097)	21,885,301

Small Cap Equity	54,861,270	15,123,869	(4,201,507)	10,922,362

Stock Index	218,598,414	688,366,563	(24,780,426)	663,586,137

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

122

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total
Balanced	$2,225,066	$2,230,285	$7,879,720	$–	$–	$(4,907)	$12,330,164
Core Bond	8,718,358	–	(12,899,506)	(18,641,056)	–	(67,579)	(22,889,783)
Core Equity	2,945,982	25,488,792	84,022,999	–	–	(43,545)	112,414,228
Growth Equity	148,930	4,675,095	106,345,926	–	–	(29,180)	111,140,771
International Equity	3,127,002	–	30,312,260	(13,001,150)	–	(60,045)	20,378,067
Large Cap Responsible Equity	3,214,332	9,304,893	38,126,623	–	–	(26,993)	50,618,855
Large Cap Value	1,317,013	5,888,715	31,423,833	–	–	(41,105)	38,588,456
Money Market	9,853	–	–	–	–	–	9,853
Real Estate Securities Select	1,839,800	1,504,845	23,340,701	–	–	(53,438)	26,631,908
Small Cap Equity	1,151,702	7,841,887	13,316,003	–	–	(34,370)	22,275,222
Stock Index	12,779,003	36,831,056	649,684,428	–	–	(406,333)	698,888,154

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total
Balanced	$–	$–	$–
Core Bond	10,137,152	8,503,904	18,641,056
Core Equity	–	–	–
Growth Equity	–	–	–
International Equity	2,159,173	10,841,977	13,001,150
Large Cap Responsible Equity	–	–	–
Large Cap Value	–	–	–
Money Market	–	–	–
Real Estate Securities Select	–	–	–
Small Cap Equity	–	–	–
Stock Index	–	–	–

8.	Management Fees and Other Transactions with Affiliates

Management Fees: The Adviser provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between the Adviser and the Funds. The Funds have also entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.

The management fee schedule for each Fund, other than Balanced, Large Cap Responsible Equity, Money Market and Stock Index, consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the Adviser and Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”). For the Balanced, Large Cap Responsible Equity, Money Market and Stock Index, the advisory fee schedule consists of one component, a Fund-level fee, based on the amount of assets within a Fund.

The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the current fiscal period, the investment management fees and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets:

Fund	Fund-Level Fee	Maximum Expense Amounts‡
Balanced	0.10%	0.10%
Core Bond	0.14	0.35
Core Equity	0.29	0.52
Growth Equity	0.29	0.52
International Equity	0.34	0.60
Large Cap Responsible Equity	0.15	0.22
Large Cap Value	0.29	0.52
Money Market	0.10	0.15
Real Estate Securities Select	0.34	0.57
Small Cap Equity	0.30	0.53
Stock Index	0.06	0.09

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Notes to Financial Statements (continued)

‡

Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least April 30, 2026. The reimbursement arrangements can only be changed with the approval of the Board.

For each Fund subject to the complex-level fee, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of a Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each such Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for each such Fund is determined by taking the current overall complex-level fee rate and applying that rate to all eligible assets of the Fund. With respect to the assets of each such Fund that are not eligible assets, those assets are subject to the maximum complex-level fee rate (0.1600%). As of May 1, 2025, 21% of the net assets of each such Fund are eligible assets, and that percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the net assets of a Fund. The current overall complex-level fee schedule is as follows:

Complex Level Asset Breakpoint Level*	Complex Level Fee
For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350
For the next $200 billion	0.1325
For eligible assets over $400 billion	0.1300

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen-branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

For Balanced, Money Market, Large Cap Responsible Equity and Stock Index, the management fee schedule consists of one component, a Fund-level fee, based on the amount of assets within a Fund.

As of the end of the reporting period, the complex-level fee rate for each Fund was as follows:

Fund	Complex-Level Fee
Core Bond	0.1594%
Core Equity	0.1594%
Growth Equity	0.1594%
International Equity	0.1594%
Large Cap Value	0.1594%
Real Estate Securities Select	0.1594%
Small Cap Equity	0.1594%

Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds, which is disclosed below, is recognized in “Affiliated Income” on the Statement of Operations and any amounts due to the Funds at the end of the reporting period are recognized in “Reimbursement from Adviser” on the Statement of Assets and Liabilities. During the current fiscal period, the values of voluntary compensation were as follows:

Fund	Value
Core Equity	$27,506
Growth Equity	12,101
International Equity	10,752
Large Cap Value	6,920
Real Estate Securities Select	4,868

The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross- trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:

124

Fund	Purchases	Sales	Realized Gain (Loss)
Core Equity	$552,511	$1,105,666	$208,836
Growth Equity	670,804	1,839,342	520,363
Large Cap Responsible Equity	207,810	81,235	(12,253)
Large Cap Value	–	66,456	12,093
Small Cap Equity	77,209	26,797	23,805
Stock Index	–	151,722	(10,991)

Affiliated Owned Shares: As of the end of the reporting period, certain registered separate accounts Nuveen Life, which is a wholly owned subsidiary of TIAA, have various sub-accounts which invest in the Funds.

The following is the percentage of the Funds’ shares owned by affiliates as of the end of the current fiscal period:

Underlying Fund	Investments in funds held by Nuveen Life	Investments in funds held by Life Balanced	Total
Balanced	100%	–%	100%
Core Bond	84	16	100
Core Equity	97	3	100
Growth Equity	97	3	100
International Equity	96	4	100
Large Cap Responsible Equity	100	–	100
Large Cap Value	93	7	100
Money Market	100	–	100
Real Estate Securities Select	98	2	100
Small Cap Equity	98	2	100
Stock Index	99	1	100

Affiliated Investment Companies: Investments in other investment companies advised by the Adviser are deemed to be affiliated investments. Balanced invests its assets in shares of the affiliated Nuveen Life Funds. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available on the SEC’s website at www.sec.gov. A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://www.tiaa.org/public/prospectuses, or upon request by calling (800) 842-2252. Information regarding transactions with affiliated investment companies is as follows:

Issue	Value at 12/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 6/30/25	Shares at 6/30/25	Dividend Income
Balanced
Nuveen Life Funds:
Core Bond	$32,247,276	$1,619,808	$1,749,654	$(171,372)	$1,391,784	$33,337,842	3,550,356	$–
Core Equity	6,404,378	529,744	342,996	18,084	176,938	6,786,148	295,178	–
Growth Equity	6,283,903	484,504	749,560	163,280	216,326	6,398,453	265,386	–
International Equity	6,413,110	6,188	801,318	146,876	920,025	6,684,881	607,165	–
Large Cap Value	5,256,645	422,467	319,089	2,518	380,462	5,743,003	275,180	–
Real Estate Securities Select	1,283,581	96,757	62,007	1,670	6,248	1,326,249	94,800	–
Small Cap Equity	1,261,309	186,965	109,716	(402)	5,749	1,343,905	86,872	–
Stock Index	5,140,484	268,535	293,251	39,565	267,688	5,423,021	108,918	–
	$64,290,686	$3,614,968	$4,427,591	$200,219	$3,365,220	$67,043,502	5,283,854	$–

9. Borrowing Arrangements

Line of Credit: The Funds (other than Balanced and Money Market) along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes), and replaces the previous facility. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.

125

Notes to Financial Statements (continued)

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

There were no borrowings under this credit facility by the Funds during the current fiscal period.

126

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Teachers Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Life Core Bond Fund

Nuveen Life Core Equity Fund

Nuveen Life Growth Equity Fund

Nuveen Life International Equity Fund

Nuveen Life Large Cap Value Fund

Nuveen Life Money Market Fund

Nuveen Life Real Estate Securities Select Fund

Nuveen Life Small Cap Equity Fund

Nuveen Life Large Cap Responsible Equity Fund

Nuveen Life Stock Index Fund

Nuveen Life Balanced Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Trustees (collectively, the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Life Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” and TAL is the “Adviser”) pursuant to which TAL serves as investment adviser to such funds. TAL is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each an “Advisory Agreement”) with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Advisory Agreement on behalf of the applicable Fund on an annual basis. To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by TAL, including the Funds, and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” and collectively, the “Nuveen funds” or the “funds”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA. The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting the Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for the Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Adviser and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Adviser; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A.	Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund.

2

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families (the “Consolidation”) to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

With respect to the Funds, the Adviser and its investment team(s) are responsible for providing portfolio management of the Funds and managing the assets of the Funds, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the respective Fund. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds, the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution. The Board considered that certain non-investment and non-distribution services were provided by the Adviser or its affiliates pursuant to a separate administrative agreement; however, given the Consolidation of the asset management businesses of TIAA and Nuveen, such administrative agreement was being phased out over a specified period with the administrative services for the funds to be provided under the respective Advisory Agreements at no additional cost.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with its services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.	The Investment Performance of the Funds and Adviser

In evaluating the quality of the services provided by the Adviser, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and as compared to a benchmark for the prescribed periods as described below. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to a benchmark for the prescribed periods.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate-and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the applicable adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

4

•

For Nuveen Life Core Bond Fund (formerly, TIAA-CREF Life Core Bond Fund), in considering the performance of the Fund relative to its benchmark, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Life Core Equity Fund (formerly, TIAA-CREF Life Growth & Income Fund), in considering the performance of the Fund relative to its benchmark, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Life Growth Equity Fund (formerly, TIAA-CREF Life Growth Equity Fund), in considering the performance of the Fund relative to its benchmark, the Board considered that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Life International Equity Fund (formerly, TIAA-CREF Life International Equity Fund), in considering the performance of the Fund relative to its benchmark, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended December 31, 2024, the Fund outperformed its benchmark for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Life Large Cap Value Fund (formerly, TIAA-CREF Life Large-Cap Value Fund), in considering the performance of the Fund relative to its benchmark, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Life Money Market Fund (formerly, TIAA-CREF Life Money Market Fund), in considering the performance of the Fund relative to its benchmark, the Board considered thatthe Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Life Real Estate Securities Select Fund (formerly, TIAA-CREF Life Real Estate Securities Fund), in considering the performance of the Fund relative to its benchmark, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended December 31, 2024, the Fund outperformed its benchmark for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Life Small Cap Equity Fund (formerly, TIAA-CREF Life Small-Cap Equity Fund), in considering the performance of the Fund relative to its benchmark, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

5

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

•

For Nuveen Life Large Cap Responsible Equity Fund (formerly, TIAA-CREF Life Social Choice Equity Fund), in considering the performance of the Fund relative to its benchmark, the Board considered that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Life Stock Index Fund (formerly, TIAA-CREF Life Stock Index Fund), in considering the performance of the Fund relative to its benchmark, the Board considered that although the Fund’s performance was slightly below the performance of its benchmark for the one- and five-year periods ended December 31, 2024, the Fund matched its benchmark for the three-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Life Balanced Fund (formerly, TIAA-CREF Life Balanced Fund), in considering the performance of the Fund relative to its benchmark, the Board considered that although the Fund’s performance was slightly below the performance of its benchmark for the three-year period ended December 31, 2024, the Fund outperformed or matched its benchmark for the one- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

C.	Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that in 2024, the Board approved changes to the management fee schedule of certain Funds to include a complex-wide component with corresponding changes to the fund-level fee schedule and to phase in assets of the participating funds into the calculation of the complex size over a ten-year period beginning May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow. Participating Funds included each Fund other than the Nuveen Life Money Market Fund, Nuveen Life Large Cap Responsible Equity Fund, Nuveen Life Stock Index Fund and Nuveen Life Balanced Fund. In addition, in conjunction with the Consolidation, the Board considered that the separate administrative agreement pursuant to which the Adviser provided the Funds with certain administrative services also began to be phased out over a three-year period beginning on May 1, 2024 and related savings.

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The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and with respect to the open-end Funds, for a more focused group of comparable peers (the “Expense Group”) established by Broadridge. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

•

For Nuveen Life Core Bond Fund (formerly, TIAA-CREF Life Core Bond Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Life Core Equity Fund (formerly, TIAA-CREF Life Growth & Income Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Life Growth Equity Fund (formerly, TIAA-CREF Life Growth Equity Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Life International Equity Fund (formerly, TIAA-CREF Life International Equity Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Life Large Cap Value Fund (formerly, TIAA-CREF Life Large-Cap Value Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Life Money Market Fund (formerly, TIAA-CREF Life Money Market Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

•

For Nuveen Life Real Estate Securities Select Fund (formerly, TIAA-CREF Life Real Estate Securities Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Life Small Cap Equity Fund (formerly, TIAA-CREF Small-Cap Equity Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Life Large Cap Responsible Equity Fund (formerly, TIAA-CREF Life Social Choice Equity Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Life Stock Index Fund (formerly, TIAA-CREF Life Stock Index Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Life Balanced Fund (formerly, TIAA-CREF Life Balanced Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, first quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Universe. Further, the Fund’s contractual management fee rate matched the Expense Group median, and the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median. The Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each were below the Expense Universe median. The Board considered that the Fund’s actual management fee was zero after fee waivers/reimbursements.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

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2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser and/or its affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as an Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of the Adviser

In considering the costs of services to be provided and profits to be realized by the Adviser from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and NFAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and NFAL on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

9

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that it approved in 2024 changes to the management fee structure of certain Funds to incorporate a complex-level component. Accordingly, such participating Funds’ management fee would be comprised of a fund-level component and a complex-level component. Participating Funds in the complex-level component include each Fund except the Nuveen Life Money Market Fund, Nuveen Life Large Cap Responsible Equity Fund, Nuveen Life Stock Index Fund and Nuveen Life Balanced Fund. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.

In addition to the fund-level and complex-level fee schedules (as applicable), the Board Members considered the temporary and/or permanent expense caps applicable to a Fund (if any). The Board considered that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

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E.	Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and the Adviser and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023. With respect to the Funds, the Board Members considered that the Adviser or its affiliates were reimbursed for certain costs of administrative services pursuant to an administrative agreement; however, such administrative agreement was being phased out over time.

In addition, the Board Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered that the Adviser reimburses the funds it advises for all such costs.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F.	Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

11

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF Life Funds

Date: September 5, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 5, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: September 5, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)